(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
DIVERSIFIED INTERNATIONAL
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             8   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    11  A summary of the fund's
                          investments.

INVESTMENTS           12  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 31  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999          LIFE OF FUND

FIDELITY ADV DIVERSIFIED INTL        15.80%
- CL A

FIDELITY ADV DIVERSIFIED INTL        9.14%
- CL A   (INCL. 5.75% SALES
CHARGE)

MSCI EAFE                            9.32%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 1999, the index included over 1,022 equity securities of companies domiciled in 21 countries. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999          LIFE OF FUND

FIDELITY ADV DIVERSIFIED INTL        15.70%
- CL T

FIDELITY ADV DIVERSIFIED INTL        11.65%
- CL T   (INCL. 3.50% SALES
CHARGE)

MSCI EAFE                            9.32%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 1999, the index included over 1,022 equity securities of companies domiciled in 21 countries. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999        LIFE OF FUND

FIDELITY ADV DIVERSIFIED INTL      15.50%
- CL B

FIDELITY ADV DIVERSIFIED INTL      10.50%
- CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI EAFE                          9.32%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 1999, the index included over 1,022 equity securities of companies domiciled in 21 countries. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999        LIFE OF FUND

FIDELITY ADV DIVERSIFIED INTL      15.50%
- CL C

FIDELITY ADV DIVERSIFIED INTL      14.50%
- CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI EAFE                          9.32%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 1999, the index included over 1,022 equity securities of companies domiciled in 21 countries. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Monetary Union's single
currency - the euro. Many
European markets stalled in 1999,
however, as the outlook for
economic growth and corporate
profits deteriorated. The U.K. stock
market was among the strongest
performers in Europe as the economy
improved amid a favorable
environment of declining interest rates
and encouraging earnings growth.
Elsewhere, positive economic
developments in the form of
lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(Photograph of Greg Fraser)

An interview with Greg Fraser,
Portfolio Manager of Fidelity Advisor Diversified International Fund

Q. HOW DID THE FUND PERFORM, GREG?

A. From its inception on December 17, 1998, through April 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 15.80%, 15.70%, 15.50% and 15.50%, respectively. To compare, the
Morgan Stanley Capital International EAFE Index - which tracks the performance of stocks in Europe, Australasia and the Far East - returned 9.32%. Although the fund has been open for only a short time, it was able to beat the index through strong stock selection. Going forward, we will look at the fund's performance in both six- and 12-month intervals.

Q. WHAT WERE SOME OF THE STOCKS THAT HELPED THE FUND?

A. Telephone service providers - broadly defined - were especially helpful over the period. These included Hikari Tsushin, a seller of telephone subscription services in Japan; BCE, the large Canadian telephone conglomerate; Telecom Italia, the major provider of fixed-line services in Italy; Mannesmann, a relatively new entrant to Germany's deregulated telephone service market; and Nokia, a leading provider of cellular handsets based in Finland. As energy stocks finally rebounded from lows reached in the early part of the year, BP Amoco, one of the largest integrated oil companies in the world, and Shell Transport and Trading, the U.K. portion of the Royal Dutch Shell group of companies, contributed meaningfully to the fund's returns.

Q. WHICH STOCKS HELD BACK THE FUND'S PERFORMANCE?

A. There were a variety of stocks that hurt the fund. Some of the fund's blue-chip consumer-products stocks took a breather during the period, including Unilever, the worldwide consumer products giant; Novartis, one of the largest pharmaceutical companies in the world, and Nestle, the worldwide candy and beverage leader. As investors became more confident after last year's worldwide economic and market travails, these stocks - generally considered defensive because they offer steady, but not stellar, earnings - lost ground to more aggressive stocks. Although these stocks were not cheap even at the end of the period, they tend to provide greater earnings visibility than many other companies, so the fund retained moderate holdings in each of them.

Q. HOW HAS THE INTRODUCTION OF THE EURO AFFECTED THE FUND?

A. The euro is the new European regional currency adopted at the beginning of the year by 11 European countries. While it won't be fully implemented until well after 2000, many financial transactions are already conducted in euros. Although from a technological point of view the adoption was very smooth, the currency itself has been much weaker than most observers expected. Further, some unforeseen circumstances could still present major challenges prior to the final phase-out of the participating countries' national currencies. In sum, up until now the euro hasn't had too much of an impact on the fund, but it is an issue that I'll continue to watch closely.

Q. GREG, WHAT'S YOUR OUTLOOK FOR THE FUND?

A. Over the past few months, market leadership appeared to shift from large-capitalization growth stocks to smaller- cap and more value-oriented stocks. It's very hard to know how long this shift will remain intact. I will attempt to position the fund so that it can perform competitively in a variety of market environments: growth or value, large-capitalization or mid- and small- capitalization. I'm closely watching Japan, where the country seems to have made some genuine steps toward reform, including a lower corporate tax rate and a greater reliance on corporate restructuring. If structural reforms gain momentum in Japan, shareholders should not be surprised to see an increase in the fund's Japanese holdings.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: capital growth by
investing primarily in foreign
equity securities that are
selected mainly through
quantitative analysis supported
by fundamental analysis.

START DATE: December 17,1998

SIZE: as of April 30, 1999,
more than $14 million

MANAGER: Greg Fraser,
since inception; joined
Fidelity in 1986

GREG FRASER DISCUSSES HOW HE
MAKES INVESTMENT DECISIONS:

"Fidelity's Advisor Diversified
International Fund uses a unique
blend of quantitative tools and
fundamental analysis to make
investment decisions. One set of
models - called the top-down
models - provides guidance on
which countries to emphasize or
de-emphasize. However, these
country allocation models are only
a small part of the process.

"The majority of my time is spent
studying the stocks of individual
companies. For this task, we've
developed a set of about 20
models. I think of these models as
analytical tools in my `tool kit.' The
tools answer useful questions
about the companies: Are they
cheap? Do they have sound
balance sheets? Are business
conditions likely to be improving?
The important thing to remember
is that the tools focus my time and
energy on the more attractive
situations. Also, when I meet with
company managements or listen
to conference calls - which I do
about 500 times a year - I can,
depending on the
circumstances, be very focused
on what I want to learn from the
meeting or call.

"While our process evolves both as
the markets evolve and as the
computer and statistical methods
evolve, the goal remains the same: to
provide superior returns to
shareholders."

INVESTMENT SUMMARY


TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS

BP Amoco PLC sponsored ADR      1.6
(United Kingdom, Oil & Gas)

BCE, Inc. (Canada, Telephone    1.4
Services)

Shell Transport & Trading Co.   1.3
PLC (Reg.)  (United Kingdom,
Oil & Gas)

Telefonica SA sponsored ADR     1.3
(Spain, Telephone Services)

Eni Spa sponsored ADR (Italy,   1.1
Oil & Gas)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS

FINANCE                         17.9

UTILITIES                       15.2

TECHNOLOGY                      8.7

NONDURABLES                     7.6

BASIC INDUSTRIES                7.5

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS

Japan                           18.3

United Kingdom                  14.2

France                          7.4

Germany                         5.8

Australia                       5.8

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF APRIL 30, 1999
Row: 1, Col: 1, Value: 92.90000000000001
Row: 1, Col: 2, Value: 7.1

Stocks, Investment companies 92.9%
Short-term investments 7.1%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.8%

                                 SHARES                         VALUE (NOTE 1)

AUSTRALIA - 5.8%

AAPT Ltd. (a)                     11,000                        $ 39,284

AMP Ltd.                          7,000                          81,710

Broken Hill Proprietary Co.       10,000                         112,985
Ltd. (The)

Cable & Wireless Optus Ltd.       25,000                         56,215
(a)

Commonwealth Bank of Australia    7,000                          127,379

CSR Ltd.                          20,000                         53,437

Keycorp Ltd.                      5,000                          11,243

National Australia Bank Ltd.      4,000                          77,828

News Corp. Ltd. sponsored ADR     5,000                          152,813
(ltd. vtg.)

Pasminco Ltd.                     50,000                         55,884

WMC Ltd.                          15,600                         67,370

                                                                 836,148

AUSTRIA - 0.4%

Austria Tabak AG (b)              1,000                          61,410

BELGIUM - 1.2%

Delhaize Freres & Compagnie       1,500                          131,503
Le Lion SA

Telinfo SA                        300                            38,276

                                                                 169,779

BERMUDA - 1.0%

Global Crossing Ltd. (a)          1,000                          54,000

Sea Containers Ltd. Class A       2,000                          63,875

Terra Nova (Bermuda) Holdings     1,200                          26,925
Ltd. Class A

                                                                 144,800

BRITISH VIRGIN ISLANDS - 0.1%

Mih Ltd. (a)                      500                            9,813

CANADA - 5.4%

Alberta Energy Co. Ltd.           1,300                          38,367

BCE, Inc.                         4,500                          205,388

Canadian Imperial Bank of         1,500                          38,607
Commerce

Canadian Pacific Ltd.             1,000                          22,581

Falconbridge Ltd.                 2,000                          29,856

Gulf Canada Resources Ltd. (a)    11,200                         45,353

JDS Fitel, Inc. (a)               500                            30,199

Maritime Telegraph &              1,000                          26,767
Telephone Co. Ltd.

Noranda, Inc.                     4,000                          53,535

Potash Corp. of Saskatchewan      1,000                          60,947

Rio Algom Ltd.                    5,000                          67,776

Saskatchewan Wheat Pool Class     500                            3,174
B (non-vtg.)

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

CANADA - CONTINUED

Suncor Energy, Inc.               800                           $ 31,984

Thomson Corp.                     2,500                          75,498

Toronto Dominion Bank             1,000                          53,432

                                                                 783,464

DENMARK - 0.3%

Unidanmark AS Class A             700                            48,147

FINLAND - 1.8%

Elcoteq Network Corp. Class A     5,000                          39,970

Metsa Tissue PLC                  2,400                          19,058

Nokia AB sponsored ADR            1,800                          133,538

UPM-Kymmene Corp.                 2,000                          60,669

                                                                 253,235

FRANCE - 7.3%

Accor SA                          100                            26,417

AXA SA de CV                      500                            64,693

Canal Plus SA                     100                            27,868

Cap Gemini SA                     500                            76,604

CNP Assurances                    1,000                          25,094

Compagnie Generale de             2,500                          26,250
Geophysique SA sponsored ADR
(a)

Dexia France                      100                            14,029

Elf Aquitaine SA sponsored ADR    2,000                          156,250

Eurafrance (Societe)              105                            52,919

France Telecom SA ADR             1,000                          81,000

Groupe Danone                     300                            80,363

Marine Wendel SA                  100                            15,988

Pernod-Ricard (a)                 300                            20,281

Rhone-Poulenc SA Class A          700                            32,987

Scor SA                           500                            24,988

Societe Generale, France          300                            53,808
Class A

Total SA Class B                  1,000                          136,000

Vivendi SA                        600                            140,460

                                                                 1,055,999

GERMANY - 5.6%

Adva AG Optical Networking (a)    600                            46,820

Allianz AG (Reg.)                 150                            47,170

BASF AG                           1,000                          44,046

Bayer AG                          1,500                          62,654

DaimlerChrysler AG (Reg.)         800                            78,550

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

GERMANY - CONTINUED

Depfa Bank AG                     300                           $ 25,094

Deutsche Bank AG                  300                            17,388

Deutsche Bank AG (RFD)            33                             1,852

Deutsche Telekom AG               800                            31,603

Heidelberger Druckmaschinen AG    100                            5,949

Linde AG                          100                            61,040

Mannesmann AG                     1,000                          130,868

Medion AG (a)(b)                  200                            40,891

Primacom AG (a)                   100                            4,341

RWE AG                            3,000                          136,585

Siemens AG                        300                            22,140

Veba AG                           1,000                          54,952

                                                                 811,943

HONG KONG - 1.2%

CDL Hotels International Ltd.     100,000                        41,283
(a)

China Telecom (Hong Kong)         20,000                         45,750
Ltd. (a)

Hutchison Whampoa Ltd.            10,000                         89,662

                                                                 176,695

IRELAND - 0.6%

Elan Corp. PLC sponsored ADR      700                            36,050
(a)

Irish Life & Permanent PLC        3,225                          45,460

                                                                 81,510

ISRAEL - 1.5%

Bezeq Israeli                     10,000                         38,851
Telecommunication Corp. Ltd.
(a)

ECI Telecom Ltd.                  1,000                          36,875

Forsoft Ltd. (a)                  5,000                          34,375

Koor Industries Ltd.              1,500                          32,250
sponsored ADR

Nice Systems Ltd. sponsored       1,000                          28,750
ADR (a)

Teva Pharmaceutical               1,000                          45,750
Industries Ltd. ADR

                                                                 216,851

ITALY - 3.8%

Alitalia Linee Aeree Italiane     6,800                          21,038
Class A

Assicurazioni Generali Spa        4,000                          155,982

Banca Commerciale Italiana Spa    3,400                          28,130

Eni Spa sponsored ADR             2,500                          163,438

Telecom Italia Mobile Spa         5,100                          30,769

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

ITALY - CONTINUED

Telecom Italia Spa                12,000                        $ 127,424

Unicredito Italiano Spa           3,424                          17,452

                                                                 544,233

JAPAN - 18.3%

Acom Co. Ltd.                     500                            37,485

Amway Japan Ltd. sponsored ADR    5,000                          23,750

Asahi Glass Co. Ltd.              5,000                          38,281

Bank of Tokyo-Mitsubishi Ltd.     5,000                          73,125
ADR

DDI Corp.                         15                             74,510

Fuji Bank Ltd.                    5,000                          39,035

Fuji Coca-Cola Bottling Co.       5,000                          69,107
Ltd.

Fuji Photo Film Co. Ltd.          2,300                          86,891

Hikari Tsushin, Inc.              500                            104,708

Honda Motor Co. Ltd.              1,000                          88,375
sponsored ADR

Jafco Co. Ltd.                    1,000                          50,092

Japan Tobacco, Inc.               5                              50,260

Kao Corp.                         5,000                          126,906

Kirin Brewery Co. Ltd.            5,000                          56,542

Kokusai Denshin Denwa             1,500                          90,970

Kokusai Securities Co. Ltd.       5,000                          62,406

Kyocera Corp. sponsored ADR       1,000                          59,313

Mabuchi Motors Co. Ltd.           400                            31,060

Matsushita Electric               500                            97,406
Industrial Co. Ltd. ADR

Minebea Co. Ltd.                  2,000                          19,350

Nikon Corp. (a)                   5,000                          68,688

Nintendo Co. Ltd.                 500                            46,616

Nippon Telegraph & Telephone      1,000                          53,750
Corp. ADR

Nomura Securities Co. Ltd.        6,000                          64,734

NTT Mobile Communication          1                              58,636
Network, Inc. (a)

Oracle Corp. Japan                1,000                          122,299

Orix Corp.                        500                            40,250

Secom Ltd.                        1,000                          97,671

Sekisui House Ltd.                3,000                          33,599

Senshukai Co. Ltd.                5,000                          54,909

Sharp Corp.                       5,000                          58,636

Shikoku Coca-Cola Bottling        2,000                          29,402
Co. Ltd.

Softbank Corp.                    500                            66,552

Suzuken Co. Ltd.                  3,000                          77,400

Takeda Chemical Industries        2,000                          86,949
Ltd.

Takefuji Corp.                    500                            41,464

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

JAPAN - CONTINUED

Tokio Marine & Fire Insurance     3,000                         $ 34,956
Co. Ltd. (The)

Tokyo Electron Ltd.               1,000                          56,961

Tokyo Seimitsu Co. Ltd.           1,000                          55,369

Toshiba Corp.                     10,000                         67,013

Toyo Information System Co.       3,000                          86,698
Ltd.

Toyoda Automatic Loom Works       3,000                          57,422
Ltd.

                                                                 2,639,546

LUXEMBOURG - 0.8%

Quilmes Industrial SA             2,500                          27,344
sponsored ADR

Societe Europeene de              5,000                          83,125
Communication SA sponsored
ADR Class A (a)

Stolt Comex Seaway SA             1,000                          12,500

                                                                 122,969

MEXICO - 0.1%

Elamex SA de CV (a)               5,000                          18,125

NETHERLANDS - 5.2%

ABN AMRO Holding NV               3,000                          71,628

Aegon NV                          175                            16,815

Akzo Nobel NV                     700                            31,685

Equant NV (Reg.) (a)              500                            44,625

Fortis Amev NV                    1,000                          35,682

ING Groep NV                      2,400                          148,147

Koninklijke (Royal) Philips       1,200                          103,551
Electronics NV

STMicroelectronics NV (a)         600                            61,200

TNT Post Group NV                 900                            24,299

Unilever NV (NY shares)           2,000                          129,875

Van Melle NV                      500                            29,646

Wolters Kluwer NV                 1,200                          52,347

                                                                 749,500

NEW ZEALAND - 1.7%

Fletcher Challenge Ltd.:

 Building Division                25,000                         41,392

Forestry Division                 100,000                        53,698

Paper Division                    100,000                        93,411

Sky City Ltd.                     25,000                         62,368

                                                                 250,869

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

PANAMA - 0.3%

Banco Latinamericano de           1,200                         $ 38,250
Exporaciones SA Class E

PORTUGAL - 0.1%

Telecel Comunicacoes Pessoais     150                            20,091
SA

SINGAPORE - 0.7%

Allgreen Properties Ltd.          33,000                         20,041

Delgro Corp. Ltd.                 20,000                         40,094

Fraser & Neave Ltd.               10,000                         44,222

                                                                 104,357

SOUTH AFRICA - 1.1%

Anglo American Platinum Corp.     3,000                          54,849
Ltd.

Anglogold Ltd.                    900                            42,397

Impala Platinum Holdings Ltd.     2,000                          45,592

Sappi Ltd.                        2,000                          14,495

                                                                 157,333

SPAIN - 2.0%

Banco Santander Central           2,000                          43,000
Hispano SA ADR

Endesa SA sponsored ADR           1,000                          22,063

Repsol SA sponsored ADR           2,400                          39,600

Telefonica SA sponsored ADR       1,300                          181,188

                                                                 285,851

SWEDEN - 2.1%

Electrolux AB                     2,000                          40,652

Ericsson (L.M.) Telefon AB        2,000                          54,000
ADR Class B

Icon Medialab International       100                            3,673
AB (a)

Investor AB Class B Free          2,000                          91,051
shares

Kinnevik Investment AB Series     2,500                          54,975
B

Swedish Match Co.                 18,900                         62,229

                                                                 306,580

SWITZERLAND - 3.3%

Credit Suisse Group (Reg.)        292                            57,959

Edipresse SA (Bearer)             73                             18,442

Nestle SA (Reg.)                  70                             129,665

Novartis AG (Reg.)                70                             102,566

Roche Holding AG                  3                              35,315
participation certificates

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

SWITZERLAND - CONTINUED

Swiss Reinsurance Co. (Reg.)      15                            $ 32,854

United Bank of Switzerland AG     300                            101,969

                                                                 478,770

UNITED KINGDOM - 14.2%

Aggreko PLC                       5,000                          17,802

Allied Domecq PLC                 3,800                          29,752

Allied Zurich PLC (a)             7,000                          92,922

Antofagasta Holdings PLC          10,000                         47,525

AstraZeneca Group PLC             880                            34,414

Barclays PLC                      2,000                          63,602

Billiton PLC                      20,000                         67,984

BP Amoco PLC sponsored ADR        2,000                          226,364

British Telecommunications        500                            83,875
PLC sponsored ADR

Capital Radio PLC                 5,000                          69,434

CGU PLC                           4,000                          63,248

Diageo PLC                        8,000                          92,471

Dixons Group PLC                  1,500                          32,067

Energis PLC (a)                   1,100                          29,505

Glaxo Wellcome PLC sponsored      1,000                          58,250
ADR

Hanson PLC                        3,400                          33,277

HSBC Holdings PLC Ord.            3,400                          129,760

Lloyds TSB Group PLC              5,000                          80,590

National Westminster Bank PLC     4,000                          96,467

Nycomed Amersham PLC              10,000                         82,000

Professional Staff PLC            3,000                          18,750
sponsored ADR (a)

Reckitt & Colman PLC              3,000                          35,716

Rio Tinto PLC (Reg.)              3,000                          52,462

Severn Trent PLC                  1,900                          25,023

Shell Transport & Trading Co.     25,000                         189,325
PLC (Reg.)

SmithKline Beecham PLC            1,200                          78,825
sponsored ADR

South African Breweries PLC       6,000                          50,401

Tomkins PLC                       4,700                          20,008

Unilever PLC ADR                  1,500                          53,719

Vodafone Group PLC sponsored      500                            89,688
ADR

                                                                 2,045,226

UNITED STATES OF AMERICA - 1.9%

AppliedTheory Corp. (a)           100                            2,050

Global TeleSystems Group,         500                            33,063
Inc. (a)

Globalstar Telecommunications     2,000                          40,250
Ltd. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

Hollinger International, Inc.     3,000                         $ 42,188
Class A

Informatica Corp. (a)             100                            2,825

Marimba, Inc. (a)                 100                            6,075

Mpath Interactive, Inc. (a)       100                            3,938

Pharmacia & Upjohn, Inc.          1,500                          84,000

United International              1,000                          59,750
Holdings, Inc. Class A (a)

                                                                 274,139

TOTAL COMMON STOCKS                                              12,685,633
(Cost $11,715,428)

INVESTMENT COMPANIES - 5.1%



CHILE - 0.4%

Chile Fund, Inc.                  5,000                          60,313

EMERGING MARKETS - 0.9%

Emerging Markets                  4,000                          35,000
Infrastructure Fund, Inc.

Templeton Dragon Fund, Inc.       10,000                         96,250

                                                                 131,250

FRANCE - 0.1%

France Growth Fund, Inc.          1,500                          20,063

GERMANY - 0.2%

New Germany Fund, Inc. (The)      2,600                          31,200

HONG KONG - 0.3%

Asia Pacific Fund, Inc.           5,000                          45,000

INDIA - 0.4%

India Fund (a)                    2,500                          20,938

India Growth Fund (a)             2,500                          23,750

Jardine Fleming India Fund,       2,500                          15,625
Inc. (a)

                                                                 60,313

KOREA (SOUTH) - 0.2%

Korea Fund, Inc. (The) (a)        2,000                          25,000

MEXICO - 0.6%

Mexico Fund, Inc. (The)           5,000                          87,813

INVESTMENT COMPANIES -
CONTINUED

                                 SHARES                         VALUE (NOTE 1)

MULTI-NATIONAL - 0.8%

Morgan Stanley Asia-Pacific       5,000                         $ 45,625
Fund, Inc.

Scudder New Asia Fund, Inc.       5,000                          61,250
(a)

                                                                 106,875

PHILIPPINES - 0.3%

First Philippine Fund, Inc.       5,000                          40,625
(a)

PORTUGAL - 0.1%

Portugal Fund, Inc.               500                            6,938

SINGAPORE - 0.3%

Singapore Fund, Inc.              5,000                          44,375

SWITZERLAND - 0.3%

Swiss Helvetia Fund, Inc.         3,500                          49,000

TAIWAN - 0.2%

Taiwan Fund, Inc.                 1,300                          21,125

TOTAL INVESTMENT COMPANIES                                       729,890
(Cost $664,431)

CASH EQUIVALENTS - 7.1%

                                 MATURITY AMOUNT



Investments in repurchase        $ 1,035,422                     1,035,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99

TOTAL INVESTMENT IN                                               $ 14,450,523
SECURITIES - 100%
(Cost $13,414,859)


LEGEND

(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $102,301 or 0.7% of net assets.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $13,414,859. Net unrealized appreciation aggregated $1,035,664, of which $1,391,191 related to appreciated investment securities and $355,527 related to depreciated investment securities.

MARKET SECTOR
DIVERSIFICATION

As a Percentage of Total Value of Investment in Securities

BASIC INDUSTRIES              7.5%

CASH EQUIVALENTS              7.1

CONSTRUCTION & REAL ESTATE    1.3

DURABLES                      3.6

ENERGY                        7.3

FINANCE                       17.9

HEALTH                        5.3

HOLDING COMPANIES             0.7

INDUSTRIAL MACHINERY &        2.6
EQUIPMENT

INVESTMENT COMPANIES          5.1

MEDIA & LEISURE               4.9

NONDURABLES                   7.6

PRECIOUS METALS               0.8

RETAIL & WHOLESALE            2.0

SERVICES                      1.2

TECHNOLOGY                    8.7

TRANSPORTATION                1.2

UTILITIES                      15.2

                              100.0%

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                         APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 14,450,523
value (including repurchase
agreements of $1,035,000)
(cost $13,414,859) -  See
accompanying schedule

Cash                                       276

Receivable for investments                 71,995
sold

Receivable for fund shares                 220,439
sold

Dividends receivable                       25,207

Prepaid expenses                           55,622

Receivable from investment                 4,817
adviser for expense
reductions

 TOTAL ASSETS                              14,828,879

LIABILITIES

Payable for investments        $ 176,677
purchased

Payable for fund shares         12,920
redeemed

Distribution fees payable       6,363

Other payables and accrued      25,621
expenses

 TOTAL LIABILITIES                         221,581

NET ASSETS                                $ 14,607,298

Net Assets consist of:

Paid in capital                           $ 13,191,611

Accumulated net investment                 (9,733)
(loss)

Accumulated undistributed net              389,972
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                1,035,448
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 14,607,298

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                  APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.58
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,384,962 (divided by)
119,596 shares)

Maximum offering price per         $12.29
share (100/94.25 of $11.58)

CLASS T: NET ASSET VALUE and       $11.57
redemption price per share
($7,061,764 (divided by)
610,396 shares)

Maximum offering price per         $11.99
share (100/96.50 of $11.57)

CLASS B: NET ASSET VALUE and       $11.55
offering price per share
($2,623,976 (divided by)
227,188 shares) A

CLASS C: NET ASSET VALUE and       $11.55
offering price per share
($2,324,951 (divided by)
201,331 shares) A

INSTITUTIONAL CLASS: NET           $11.59
ASSET VALUE, offering price
and redemption price   per
share ($1,211,645 (divided
by) 104,525 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                            DECEMBER 17, 1998
                                            (COMMENCEMENT OF OPERATIONS)
                                            TO APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                            $ 54,305
Dividends

Interest                                      14,153

                                              68,458

Less foreign taxes withheld                   (6,145)

 TOTAL INCOME                                 62,313

EXPENSES

Management fee                   $ 22,753

Transfer agent fees               7,724

Distribution fees                 17,907

Accounting fees and expenses      22,051

Non-interested trustees'          7
compensation

Custodian fees and expenses       11,878

Registration fees                 47,491

Audit                             10,309

Legal                             4

Miscellaneous                     120

 Total expenses before            140,244
reductions

 Expense reductions               (68,198)    72,046

NET INVESTMENT INCOME (LOSS)                  (9,733)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            399,949

 Foreign currency transactions    (9,977)     389,972

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,035,664

 Assets and liabilities in        (216)       1,035,448
foreign currencies

NET GAIN (LOSS)                               1,425,420

NET INCREASE (DECREASE) IN                   $ 1,415,687
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 17, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO APRIL 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (9,733)
income (loss)

 Net realized gain (loss)      389,972

 Change in net unrealized      1,035,448
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    1,415,687
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       13,191,611
increase (decrease)

  TOTAL INCREASE (DECREASE)    14,607,298
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 14,607,298
accumulated net investment
loss of $9,733)

FINANCIAL HIGHLIGHTS - CLASS A
                                 APRIL 30, 1999 E

                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.00)

Net realized and unrealized       1.58
gain (loss)

Total from investment             1.58
operations

Net asset value, end of period   $ 11.58

TOTAL RETURN B, C                 15.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,385
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of net investment           (.03)% A
income (loss) to average net
assets

Portfolio turnover                90% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T
                                 APRIL 30, 1999 E

                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       1.58
gain (loss)

Total from investment             1.57
operations

Net asset value, end of period   $ 11.57

TOTAL RETURN B, C                 15.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,062
(000 omitted)

Ratio of expenses to average      2.25% A, F
net assets

Ratio of net investment           (.20)% A
income (loss) to average net
assets

Portfolio turnover                90% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B
                                 APRIL 30, 1999 E

                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       1.58
gain (loss)

Total from investment             1.55
operations

Net asset value, end of period   $ 11.55

TOTAL RETURN B, C                 15.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,624
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (.74)% A
income to average net assets

Portfolio turnover                90% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C
                                 APRIL 30, 1999 E

                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       1.58
gain (loss)

Total from investment             1.55
operations

Net asset value, end of period   $ 11.55

TOTAL RETURN B, C                 15.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,325
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (.74)% A
income (loss) to average net
assets

Portfolio turnover                90% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                 APRIL 30, 1999 E

                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .01

Net realized and unrealized       1.58
gain (loss)

Total from investment             1.59
operations

Net asset value, end of period   $ 11.59

TOTAL RETURN B, C                 15.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,212
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           .21% A
income to average net assets

Portfolio turnover                90% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED .

C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED

currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $14,733,662 and $2,750,694, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED

fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,042      $ 972

CLASS T    6,019        1,826

CLASS B    5,548        5,121

CLASS C    5,298        5,221

          $ 17,907     $ 13,140

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,811      $ 1,104

CLASS T    17,036       8,390

CLASS B    0            0*

CLASS C    3            3*

          $ 20,850     $ 9,497

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 988    .24*

CLASS T                 3,023   .25*

CLASS B                 1,431   .26*

CLASS C                 1,385   .26*

INSTITUTIONAL CLASS     897     .23*

                       $ 7,724

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. Fidelity Services Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $186 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               2.00%                    $ 9,047

CLASS T               2.25%                     26,688

CLASS B               2.75%                     12,229

CLASS C               2.75%                     11,697

INSTITUTIONAL CLASS   1.75%                     8,526

                                               $ 68,187

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $11 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 40% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                        DOLLARS

                            DECEMBER 17, 1998             DECEMBER 17, 1998
                            (COMMENCEMENT OF OPERATIONS)  (COMMENCEMENT OF OPERATIONS)
                            TO APRIL 30,                  TO APRIL 30,

                            1999                          1999



CLASS A Shares sold          119,790                      $ 1,210,548

Shares redeemed              (194)                         (2,076)

Net increase (decrease)      119,596                      $ 1,208,472

CLASS T Shares sold          615,289                      $ 6,521,663

Shares redeemed              (4,893)                       (53,675)

Net increase (decrease)      610,396                      $ 6,467,988

CLASS B Shares sold          227,188                      $ 2,378,115

CLASS C Shares sold          202,493                      $ 2,101,027

Shares redeemed              (1,162)                       (13,383)

Net increase (decrease)      201,331                      $ 2,087,644

INSTITUTIONAL CLASS Shares   106,388                      $ 1,070,594
sold

Shares redeemed              (1,863)                       (21,202)

Net increase (decrease)      104,525                      $ 1,049,392




INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International Investment Advisors (FIIA)

Fidelity Investments Japan Limited (FIJ)

Fidelity International Investment Advisors (U.K.) Limited
(FIIA (U.K.))

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert Lawrence, Vice President

Greg Fraser, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund






(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
DIVERSIFIED INTERNATIONAL
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    8   A summary of the fund's
                          investments.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 28  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999        LIFE OF FUND

FIDELITY ADV DIVERSIFIED INTL      15.90%
- INST CL

MSCI EAFE                          9.32%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 1999, the index included over 1,022 equity securities of companies domiciled in 21 countries. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales changes.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Monetary Union's single
currency - the euro. Many
European markets stalled in 1999,
however, as the outlook for
economic growth and corporate
profits deteriorated. The U.K. stock
market was among the strongest
performers in Europe as the economy
improved amid a favorable
environment of declining interest rates
and encouraging earnings growth.
Elsewhere, positive economic
developments in the form of
lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(photograph of Greg Fraser)

An interview with Greg Fraser,
Portfolio Manager of Fidelity Advisor Diversified International Fund

Q. HOW DID THE FUND PERFORM, GREG?

A. From its inception on December 17, 1998, through April 30, 1999, the fund's Institutional Class shares returned 15.90%. To compare, the Morgan Stanley Capital International EAFE Index - which tracks the performance of stocks in Europe, Australasia and the Far East - returned 9.32%. Although the fund has been open for only a short time, it was able to beat the index through strong stock selection. Going forward, we will look at the fund's performance in both six- and 12-month intervals.

Q. WHAT WERE SOME OF THE STOCKS THAT HELPED THE FUND?

A. Telephone service providers - broadly defined - were especially helpful over the period. These included Hikari Tsushin, a seller of telephone subscription services in Japan; BCE, the large Canadian telephone conglomerate; Telecom Italia, the major provider of fixed-line services in Italy; Mannesmann, a relatively new entrant to Germany's deregulated telephone service market; and Nokia, a leading provider of cellular handsets based in Finland. As energy stocks finally rebounded from lows reached in the early part of the year, BP Amoco, one of the largest integrated oil companies in the world, and Shell Transport and Trading, the U.K. portion of the Royal Dutch Shell group of companies, contributed meaningfully to the fund's returns.

Q. WHICH STOCKS HELD BACK THE FUND'S PERFORMANCE?

A. There were a variety of stocks that hurt the fund. Some of the fund's blue-chip consumer-products stocks took a breather during the period, including Unilever, the worldwide consumer products giant; Novartis, one of the largest pharmaceutical companies in the world, and Nestle, the worldwide candy and beverage leader. As investors became more confident after last year's worldwide economic and market travails, these stocks - generally considered defensive because they offer steady, but not stellar, earnings - lost ground to more aggressive stocks. Although these stocks were not cheap even at the end of the period, they tend to provide greater earnings visibility than many other companies, so the fund retained moderate holdings in each of them.

Q. HOW HAS THE INTRODUCTION OF THE EURO AFFECTED THE FUND?

A. The euro is the new European regional currency adopted at the beginning of the year by 11 European countries. While it won't be fully implemented until well after 2000, many financial transactions are already conducted in euros. Although from a technological point of view the adoption was very smooth, the currency itself has been much weaker than most observers expected. Further, some unforeseen circumstances could still present major challenges prior to the final phase-out of the participating countries' national currencies. In sum, up until now the euro hasn't had too much of an impact on the fund, but it is an issue that I'll continue to watch closely.

Q. GREG, WHAT'S YOUR OUTLOOK FOR THE FUND?

A. Over the past few months, market leadership appeared to shift from large-capitalization growth stocks to smaller- cap and more value-oriented stocks. It's very hard to know how long this shift will remain intact. I will attempt to position the fund so that it can perform competitively in a variety of market environments: growth or value, large-capitalization or mid- and small- capitalization. I'm closely watching Japan, where the country seems to have made some genuine steps toward reform, including a lower corporate tax rate and a greater reliance on corporate restructuring. If structural reforms gain momentum in Japan, shareholders should not be surprised to see an increase in the fund's Japanese holdings.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: capital growth by
investing primarily in foreign
equity securities that are
selected mainly through
quantitative analysis supported
by fundamental analysis.

START DATE: December 17,1998

SIZE: as of April 30, 1999,
more than $14 million

MANAGER: Greg Fraser,
since inception; joined
Fidelity in 1986

GREG FRASER DISCUSSES HOW HE
MAKES INVESTMENT DECISIONS:

"Fidelity's Advisor Diversified
International Fund uses a unique
blend of quantitative tools and
fundamental analysis to make
investment decisions. One set of
models - called the top-down
models - provides guidance on
which countries to emphasize or
de-emphasize. However, these
country allocation models are only
a small part of the process.

"The majority of my time is spent
studying the stocks of individual
companies. For this task, we've
developed a set of about 20
models. I think of these models as
analytical tools in my `tool kit.' The
tools answer useful questions
about the companies: Are they
cheap? Do they have sound
balance sheets? Are business
conditions likely to be improving?
The important thing to remember
is that the tools focus my time and
energy on the more attractive
situations. Also, when I meet with
company managements or listen
to conference calls - which I do
about 500 times a year - I can,
depending on the
circumstances, be very focused
on what I want to learn from the
meeting or call.

"While our process evolves both as
the markets evolve and as the
computer and statistical methods
evolve, the goal remains the same: to
provide superior returns to
shareholders."

INVESTMENT SUMMARY


TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS

BP Amoco PLC sponsored ADR      1.6
(United Kingdom, Oil & Gas)

BCE, Inc. (Canada, Telephone    1.4
Services)

Shell Transport & Trading Co.   1.3
PLC (Reg.)  (United Kingdom,
Oil & Gas)

Telefonica SA sponsored ADR     1.3
(Spain, Telephone Services)

Eni Spa sponsored ADR (Italy,   1.1
Oil & Gas)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS

FINANCE                         17.9

UTILITIES                       15.2

TECHNOLOGY                      8.7

NONDURABLES                     7.6

BASIC INDUSTRIES                7.5

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS

Japan                           18.3

United Kingdom                  14.2

France                          7.4

Germany                         5.8

Australia                       5.8

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF APRIL 30, 1999
Row: 1, Col: 1, Value: 92.90000000000001
Row: 1, Col: 2, Value: 7.1

Stocks, Investment companies 92.9%
Short-term investments 7.1%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.8%

                                 SHARES                         VALUE (NOTE 1)

AUSTRALIA - 5.8%

AAPT Ltd. (a)                     11,000                        $ 39,284

AMP Ltd.                          7,000                          81,710

Broken Hill Proprietary Co.       10,000                         112,985
Ltd. (The)

Cable & Wireless Optus Ltd.       25,000                         56,215
(a)

Commonwealth Bank of Australia    7,000                          127,379

CSR Ltd.                          20,000                         53,437

Keycorp Ltd.                      5,000                          11,243

National Australia Bank Ltd.      4,000                          77,828

News Corp. Ltd. sponsored ADR     5,000                          152,813
(ltd. vtg.)

Pasminco Ltd.                     50,000                         55,884

WMC Ltd.                          15,600                         67,370

                                                                 836,148

AUSTRIA - 0.4%

Austria Tabak AG (b)              1,000                          61,410

BELGIUM - 1.2%

Delhaize Freres & Compagnie       1,500                          131,503
Le Lion SA

Telinfo SA                        300                            38,276

                                                                 169,779

BERMUDA - 1.0%

Global Crossing Ltd. (a)          1,000                          54,000

Sea Containers Ltd. Class A       2,000                          63,875

Terra Nova (Bermuda) Holdings     1,200                          26,925
Ltd. Class A

                                                                 144,800

BRITISH VIRGIN ISLANDS - 0.1%

Mih Ltd. (a)                      500                            9,813

CANADA - 5.4%

Alberta Energy Co. Ltd.           1,300                          38,367

BCE, Inc.                         4,500                          205,388

Canadian Imperial Bank of         1,500                          38,607
Commerce

Canadian Pacific Ltd.             1,000                          22,581

Falconbridge Ltd.                 2,000                          29,856

Gulf Canada Resources Ltd. (a)    11,200                         45,353

JDS Fitel, Inc. (a)               500                            30,199

Maritime Telegraph &              1,000                          26,767
Telephone Co. Ltd.

Noranda, Inc.                     4,000                          53,535

Potash Corp. of Saskatchewan      1,000                          60,947

Rio Algom Ltd.                    5,000                          67,776

Saskatchewan Wheat Pool Class     500                            3,174
B (non-vtg.)

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

CANADA - CONTINUED

Suncor Energy, Inc.               800                           $ 31,984

Thomson Corp.                     2,500                          75,498

Toronto Dominion Bank             1,000                          53,432

                                                                 783,464

DENMARK - 0.3%

Unidanmark AS Class A             700                            48,147

FINLAND - 1.8%

Elcoteq Network Corp. Class A     5,000                          39,970

Metsa Tissue PLC                  2,400                          19,058

Nokia AB sponsored ADR            1,800                          133,538

UPM-Kymmene Corp.                 2,000                          60,669

                                                                 253,235

FRANCE - 7.3%

Accor SA                          100                            26,417

AXA SA de CV                      500                            64,693

Canal Plus SA                     100                            27,868

Cap Gemini SA                     500                            76,604

CNP Assurances                    1,000                          25,094

Compagnie Generale de             2,500                          26,250
Geophysique SA sponsored ADR
(a)

Dexia France                      100                            14,029

Elf Aquitaine SA sponsored ADR    2,000                          156,250

Eurafrance (Societe)              105                            52,919

France Telecom SA ADR             1,000                          81,000

Groupe Danone                     300                            80,363

Marine Wendel SA                  100                            15,988

Pernod-Ricard (a)                 300                            20,281

Rhone-Poulenc SA Class A          700                            32,987

Scor SA                           500                            24,988

Societe Generale, France          300                            53,808
Class A

Total SA Class B                  1,000                          136,000

Vivendi SA                        600                            140,460

                                                                 1,055,999

GERMANY - 5.6%

Adva AG Optical Networking (a)    600                            46,820

Allianz AG (Reg.)                 150                            47,170

BASF AG                           1,000                          44,046

Bayer AG                          1,500                          62,654

DaimlerChrysler AG (Reg.)         800                            78,550

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

GERMANY - CONTINUED

Depfa Bank AG                     300                           $ 25,094

Deutsche Bank AG                  300                            17,388

Deutsche Bank AG (RFD)            33                             1,852

Deutsche Telekom AG               800                            31,603

Heidelberger Druckmaschinen AG    100                            5,949

Linde AG                          100                            61,040

Mannesmann AG                     1,000                          130,868

Medion AG (a)(b)                  200                            40,891

Primacom AG (a)                   100                            4,341

RWE AG                            3,000                          136,585

Siemens AG                        300                            22,140

Veba AG                           1,000                          54,952

                                                                 811,943

HONG KONG - 1.2%

CDL Hotels International Ltd.     100,000                        41,283
(a)

China Telecom (Hong Kong)         20,000                         45,750
Ltd. (a)

Hutchison Whampoa Ltd.            10,000                         89,662

                                                                 176,695

IRELAND - 0.6%

Elan Corp. PLC sponsored ADR      700                            36,050
(a)

Irish Life & Permanent PLC        3,225                          45,460

                                                                 81,510

ISRAEL - 1.5%

Bezeq Israeli                     10,000                         38,851
Telecommunication Corp. Ltd.
(a)

ECI Telecom Ltd.                  1,000                          36,875

Forsoft Ltd. (a)                  5,000                          34,375

Koor Industries Ltd.              1,500                          32,250
sponsored ADR

Nice Systems Ltd. sponsored       1,000                          28,750
ADR (a)

Teva Pharmaceutical               1,000                          45,750
Industries Ltd. ADR

                                                                 216,851

ITALY - 3.8%

Alitalia Linee Aeree Italiane     6,800                          21,038
Class A

Assicurazioni Generali Spa        4,000                          155,982

Banca Commerciale Italiana Spa    3,400                          28,130

Eni Spa sponsored ADR             2,500                          163,438

Telecom Italia Mobile Spa         5,100                          30,769

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

ITALY - CONTINUED

Telecom Italia Spa                12,000                        $ 127,424

Unicredito Italiano Spa           3,424                          17,452

                                                                 544,233

JAPAN - 18.3%

Acom Co. Ltd.                     500                            37,485

Amway Japan Ltd. sponsored ADR    5,000                          23,750

Asahi Glass Co. Ltd.              5,000                          38,281

Bank of Tokyo-Mitsubishi Ltd.     5,000                          73,125
ADR

DDI Corp.                         15                             74,510

Fuji Bank Ltd.                    5,000                          39,035

Fuji Coca-Cola Bottling Co.       5,000                          69,107
Ltd.

Fuji Photo Film Co. Ltd.          2,300                          86,891

Hikari Tsushin, Inc.              500                            104,708

Honda Motor Co. Ltd.              1,000                          88,375
sponsored ADR

Jafco Co. Ltd.                    1,000                          50,092

Japan Tobacco, Inc.               5                              50,260

Kao Corp.                         5,000                          126,906

Kirin Brewery Co. Ltd.            5,000                          56,542

Kokusai Denshin Denwa             1,500                          90,970

Kokusai Securities Co. Ltd.       5,000                          62,406

Kyocera Corp. sponsored ADR       1,000                          59,313

Mabuchi Motors Co. Ltd.           400                            31,060

Matsushita Electric               500                            97,406
Industrial Co. Ltd. ADR

Minebea Co. Ltd.                  2,000                          19,350

Nikon Corp. (a)                   5,000                          68,688

Nintendo Co. Ltd.                 500                            46,616

Nippon Telegraph & Telephone      1,000                          53,750
Corp. ADR

Nomura Securities Co. Ltd.        6,000                          64,734

NTT Mobile Communication          1                              58,636
Network, Inc. (a)

Oracle Corp. Japan                1,000                          122,299

Orix Corp.                        500                            40,250

Secom Ltd.                        1,000                          97,671

Sekisui House Ltd.                3,000                          33,599

Senshukai Co. Ltd.                5,000                          54,909

Sharp Corp.                       5,000                          58,636

Shikoku Coca-Cola Bottling        2,000                          29,402
Co. Ltd.

Softbank Corp.                    500                            66,552

Suzuken Co. Ltd.                  3,000                          77,400

Takeda Chemical Industries        2,000                          86,949
Ltd.

Takefuji Corp.                    500                            41,464

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

JAPAN - CONTINUED

Tokio Marine & Fire Insurance     3,000                         $ 34,956
Co. Ltd. (The)

Tokyo Electron Ltd.               1,000                          56,961

Tokyo Seimitsu Co. Ltd.           1,000                          55,369

Toshiba Corp.                     10,000                         67,013

Toyo Information System Co.       3,000                          86,698
Ltd.

Toyoda Automatic Loom Works       3,000                          57,422
Ltd.

                                                                 2,639,546

LUXEMBOURG - 0.8%

Quilmes Industrial SA             2,500                          27,344
sponsored ADR

Societe Europeene de              5,000                          83,125
Communication SA sponsored
ADR Class A (a)

Stolt Comex Seaway SA             1,000                          12,500

                                                                 122,969

MEXICO - 0.1%

Elamex SA de CV (a)               5,000                          18,125

NETHERLANDS - 5.2%

ABN AMRO Holding NV               3,000                          71,628

Aegon NV                          175                            16,815

Akzo Nobel NV                     700                            31,685

Equant NV (Reg.) (a)              500                            44,625

Fortis Amev NV                    1,000                          35,682

ING Groep NV                      2,400                          148,147

Koninklijke (Royal) Philips       1,200                          103,551
Electronics NV

STMicroelectronics NV (a)         600                            61,200

TNT Post Group NV                 900                            24,299

Unilever NV (NY shares)           2,000                          129,875

Van Melle NV                      500                            29,646

Wolters Kluwer NV                 1,200                          52,347

                                                                 749,500

NEW ZEALAND - 1.7%

Fletcher Challenge Ltd.:

 Building Division                25,000                         41,392

Forestry Division                 100,000                        53,698

Paper Division                    100,000                        93,411

Sky City Ltd.                     25,000                         62,368

                                                                 250,869

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

PANAMA - 0.3%

Banco Latinamericano de           1,200                         $ 38,250
Exporaciones SA Class E

PORTUGAL - 0.1%

Telecel Comunicacoes Pessoais     150                            20,091
SA

SINGAPORE - 0.7%

Allgreen Properties Ltd.          33,000                         20,041

Delgro Corp. Ltd.                 20,000                         40,094

Fraser & Neave Ltd.               10,000                         44,222

                                                                 104,357

SOUTH AFRICA - 1.1%

Anglo American Platinum Corp.     3,000                          54,849
Ltd.

Anglogold Ltd.                    900                            42,397

Impala Platinum Holdings Ltd.     2,000                          45,592

Sappi Ltd.                        2,000                          14,495

                                                                 157,333

SPAIN - 2.0%

Banco Santander Central           2,000                          43,000
Hispano SA ADR

Endesa SA sponsored ADR           1,000                          22,063

Repsol SA sponsored ADR           2,400                          39,600

Telefonica SA sponsored ADR       1,300                          181,188

                                                                 285,851

SWEDEN - 2.1%

Electrolux AB                     2,000                          40,652

Ericsson (L.M.) Telefon AB        2,000                          54,000
ADR Class B

Icon Medialab International       100                            3,673
AB (a)

Investor AB Class B Free          2,000                          91,051
shares

Kinnevik Investment AB Series     2,500                          54,975
B

Swedish Match Co.                 18,900                         62,229

                                                                 306,580

SWITZERLAND - 3.3%

Credit Suisse Group (Reg.)        292                            57,959

Edipresse SA (Bearer)             73                             18,442

Nestle SA (Reg.)                  70                             129,665

Novartis AG (Reg.)                70                             102,566

Roche Holding AG                  3                              35,315
participation certificates

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

SWITZERLAND - CONTINUED

Swiss Reinsurance Co. (Reg.)      15                            $ 32,854

United Bank of Switzerland AG     300                            101,969

                                                                 478,770

UNITED KINGDOM - 14.2%

Aggreko PLC                       5,000                          17,802

Allied Domecq PLC                 3,800                          29,752

Allied Zurich PLC (a)             7,000                          92,922

Antofagasta Holdings PLC          10,000                         47,525

AstraZeneca Group PLC             880                            34,414

Barclays PLC                      2,000                          63,602

Billiton PLC                      20,000                         67,984

BP Amoco PLC sponsored ADR        2,000                          226,364

British Telecommunications        500                            83,875
PLC sponsored ADR

Capital Radio PLC                 5,000                          69,434

CGU PLC                           4,000                          63,248

Diageo PLC                        8,000                          92,471

Dixons Group PLC                  1,500                          32,067

Energis PLC (a)                   1,100                          29,505

Glaxo Wellcome PLC sponsored      1,000                          58,250
ADR

Hanson PLC                        3,400                          33,277

HSBC Holdings PLC Ord.            3,400                          129,760

Lloyds TSB Group PLC              5,000                          80,590

National Westminster Bank PLC     4,000                          96,467

Nycomed Amersham PLC              10,000                         82,000

Professional Staff PLC            3,000                          18,750
sponsored ADR (a)

Reckitt & Colman PLC              3,000                          35,716

Rio Tinto PLC (Reg.)              3,000                          52,462

Severn Trent PLC                  1,900                          25,023

Shell Transport & Trading Co.     25,000                         189,325
PLC (Reg.)

SmithKline Beecham PLC            1,200                          78,825
sponsored ADR

South African Breweries PLC       6,000                          50,401

Tomkins PLC                       4,700                          20,008

Unilever PLC ADR                  1,500                          53,719

Vodafone Group PLC sponsored      500                            89,688
ADR

                                                                 2,045,226

UNITED STATES OF AMERICA - 1.9%

AppliedTheory Corp. (a)           100                            2,050

Global TeleSystems Group,         500                            33,063
Inc. (a)

Globalstar Telecommunications     2,000                          40,250
Ltd. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

Hollinger International, Inc.     3,000                         $ 42,188
Class A

Informatica Corp. (a)             100                            2,825

Marimba, Inc. (a)                 100                            6,075

Mpath Interactive, Inc. (a)       100                            3,938

Pharmacia & Upjohn, Inc.          1,500                          84,000

United International              1,000                          59,750
Holdings, Inc. Class A (a)

                                                                 274,139

TOTAL COMMON STOCKS                                              12,685,633
(Cost $11,715,428)

INVESTMENT COMPANIES - 5.1%



CHILE - 0.4%

Chile Fund, Inc.                  5,000                          60,313

EMERGING MARKETS - 0.9%

Emerging Markets                  4,000                          35,000
Infrastructure Fund, Inc.

Templeton Dragon Fund, Inc.       10,000                         96,250

                                                                 131,250

FRANCE - 0.1%

France Growth Fund, Inc.          1,500                          20,063

GERMANY - 0.2%

New Germany Fund, Inc. (The)      2,600                          31,200

HONG KONG - 0.3%

Asia Pacific Fund, Inc.           5,000                          45,000

INDIA - 0.4%

India Fund (a)                    2,500                          20,938

India Growth Fund (a)             2,500                          23,750

Jardine Fleming India Fund,       2,500                          15,625
Inc. (a)

                                                                 60,313

KOREA (SOUTH) - 0.2%

Korea Fund, Inc. (The) (a)        2,000                          25,000

MEXICO - 0.6%

Mexico Fund, Inc. (The)           5,000                          87,813

INVESTMENT COMPANIES -
CONTINUED

                                 SHARES                         VALUE (NOTE 1)

MULTI-NATIONAL - 0.8%

Morgan Stanley Asia-Pacific       5,000                         $ 45,625
Fund, Inc.

Scudder New Asia Fund, Inc.       5,000                          61,250
(a)

                                                                 106,875

PHILIPPINES - 0.3%

First Philippine Fund, Inc.       5,000                          40,625
(a)

PORTUGAL - 0.1%

Portugal Fund, Inc.               500                            6,938

SINGAPORE - 0.3%

Singapore Fund, Inc.              5,000                          44,375

SWITZERLAND - 0.3%

Swiss Helvetia Fund, Inc.         3,500                          49,000

TAIWAN - 0.2%

Taiwan Fund, Inc.                 1,300                          21,125

TOTAL INVESTMENT COMPANIES                                       729,890
(Cost $664,431)

CASH EQUIVALENTS - 7.1%

                                 MATURITY AMOUNT



Investments in repurchase        $ 1,035,422                     1,035,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99

TOTAL INVESTMENT IN                                               $ 14,450,523
SECURITIES - 100%
(Cost $13,414,859)


LEGEND

(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $102,301 or 0.7% of net assets.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $13,414,859. Net unrealized appreciation aggregated $1,035,664, of which $1,391,191 related to appreciated investment securities and $355,527 related to depreciated investment securities.

MARKET SECTOR
DIVERSIFICATION

As a Percentage of Total Value of Investment in Securities

BASIC INDUSTRIES              7.5%

CASH EQUIVALENTS              7.1

CONSTRUCTION & REAL ESTATE    1.3

DURABLES                      3.6

ENERGY                        7.3

FINANCE                       17.9

HEALTH                        5.3

HOLDING COMPANIES             0.7

INDUSTRIAL MACHINERY &        2.6
EQUIPMENT

INVESTMENT COMPANIES          5.1

MEDIA & LEISURE               4.9

NONDURABLES                   7.6

PRECIOUS METALS               0.8

RETAIL & WHOLESALE            2.0

SERVICES                      1.2

TECHNOLOGY                    8.7

TRANSPORTATION                1.2

UTILITIES                      15.2

                              100.0%

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                          APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 14,450,523
value (including repurchase
agreements of $1,035,000)
(cost $13,414,859) -  See
accompanying schedule

Cash                                       276

Receivable for investments                 71,995
sold

Receivable for fund shares                 220,439
sold

Dividends receivable                       25,207

Prepaid expenses                           55,622

Receivable from investment                 4,817
adviser for expense
reductions

 TOTAL ASSETS                              14,828,879

LIABILITIES

Payable for investments        $ 176,677
purchased

Payable for fund shares         12,920
redeemed

Distribution fees payable       6,363

Other payables and accrued      25,621
expenses

 TOTAL LIABILITIES                         221,581

NET ASSETS                                $ 14,607,298

Net Assets consist of:

Paid in capital                           $ 13,191,611

Accumulated net investment                 (9,733)
(loss)

Accumulated undistributed net              389,972
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                1,035,448
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 14,607,298

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.58
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,384,962 (divided by)
119,596 shares)

Maximum offering price per         $12.29
share (100/94.25 of $11.58)

CLASS T: NET ASSET VALUE and       $11.57
redemption price per share
($7,061,764 (divided by)
610,396 shares)

Maximum offering price per         $11.99
share (100/96.50 of $11.57)

CLASS B: NET ASSET VALUE and       $11.55
offering price per share
($2,623,976 (divided by)
227,188 shares) A

CLASS C: NET ASSET VALUE and       $11.55
offering price per share
($2,324,951 (divided by)
201,331 shares) A

INSTITUTIONAL CLASS: NET           $11.59
ASSET VALUE, offering price
and redemption price   per
share ($1,211,645 (divided
by) 104,525 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

                                             STATEMENT OF OPERATIONS
                                             DECEMBER 17, 1998
                                             (COMMENCEMENT OF OPERATIONS)
                                             TO APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                            $ 54,305
Dividends

Interest                                      14,153

                                              68,458

Less foreign taxes withheld                   (6,145)

 TOTAL INCOME                                 62,313

EXPENSES

Management fee                   $ 22,753

Transfer agent fees               7,724

Distribution fees                 17,907

Accounting fees and expenses      22,051

Non-interested trustees'          7
compensation

Custodian fees and expenses       11,878

Registration fees                 47,491

Audit                             10,309

Legal                             4

Miscellaneous                     120

 Total expenses before            140,244
reductions

 Expense reductions               (68,198)    72,046

NET INVESTMENT INCOME (LOSS)                  (9,733)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            399,949

 Foreign currency transactions    (9,977)     389,972

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,035,664

 Assets and liabilities in        (216)       1,035,448
foreign currencies

NET GAIN (LOSS)                               1,425,420

NET INCREASE (DECREASE) IN                   $ 1,415,687
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 17, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO APRIL 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (9,733)
income (loss)

 Net realized gain (loss)      389,972

 Change in net unrealized      1,035,448
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    1,415,687
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       13,191,611
increase (decrease)

  TOTAL INCREASE (DECREASE)    14,607,298
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 14,607,298
accumulated net investment
loss of $9,733)

FINANCIAL HIGHLIGHTS - CLASS A

                                 APRIL 30, 1999 E

                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.00)

Net realized and unrealized       1.58
gain (loss)

Total from investment             1.58
operations

Net asset value, end of period   $ 11.58

TOTAL RETURN B, C                 15.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,385
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of net investment           (.03)% A
income (loss) to average net
assets

Portfolio turnover                90% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                                 APRIL 30, 1999 E

                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       1.58
gain (loss)

Total from investment             1.57
operations

Net asset value, end of period   $ 11.57

TOTAL RETURN B, C                 15.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,062
(000 omitted)

Ratio of expenses to average      2.25% A, F
net assets

Ratio of net investment           (.20)% A
income (loss) to average net
assets

Portfolio turnover                90% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

                                 APRIL 30, 1999 E

                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       1.58
gain (loss)

Total from investment             1.55
operations

Net asset value, end of period   $ 11.55

TOTAL RETURN B, C                 15.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,624
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (.74)% A
income to average net assets

Portfolio turnover                90% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 APRIL 30, 1999 E

                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       1.58
gain (loss)

Total from investment             1.55
operations

Net asset value, end of period   $ 11.55

TOTAL RETURN B, C                 15.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,325
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (.74)% A
income (loss) to average net
assets

Portfolio turnover                90% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 APRIL 30, 1999 E

                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .01

Net realized and unrealized       1.58
gain (loss)

Total from investment             1.59
operations

Net asset value, end of period   $ 11.59

TOTAL RETURN B, C                 15.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,212
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           .21% A
income to average net assets

Portfolio turnover                90% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED .

C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED

currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $14,733,662 and $2,750,694, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,042      $ 972

CLASS T    6,019        1,826

CLASS B    5,548        5,121

CLASS C    5,298        5,221

          $ 17,907     $ 13,140

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,811      $ 1,104

CLASS T    17,036       8,390

CLASS B    0            0*

CLASS C    3            3*

          $ 20,850     $ 9,497

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 988    .24*

CLASS T                 3,023   .25*

CLASS B                 1,431   .26*

CLASS C                 1,385   .26*

INSTITUTIONAL CLASS     897     .23*

                       $ 7,724

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. Fidelity Services Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $186 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               2.00%                    $ 9,047

CLASS T               2.25%                     26,688

CLASS B               2.75%                     12,229

CLASS C               2.75%                     11,697

INSTITUTIONAL CLASS   1.75%                     8,526

                                               $ 68,187

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $11 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 40% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                        DOLLARS

                            DECEMBER 17, 1998             DECEMBER 17, 1998
                            (COMMENCEMENT OF OPERATIONS)  (COMMENCEMENT OF OPERATIONS)
                            TO APRIL 30,                  TO APRIL 30,

                            1999                          1999



CLASS A Shares sold          119,790                      $ 1,210,548

Shares redeemed              (194)                         (2,076)

Net increase (decrease)      119,596                      $ 1,208,472

CLASS T Shares sold          615,289                      $ 6,521,663

Shares redeemed              (4,893)                       (53,675)

Net increase (decrease)      610,396                      $ 6,467,988

CLASS B Shares sold          227,188                      $ 2,378,115

CLASS C Shares sold          202,493                      $ 2,101,027

Shares redeemed              (1,162)                       (13,383)

Net increase (decrease)      201,331                      $ 2,087,644

INSTITUTIONAL CLASS Shares   106,388                      $ 1,070,594
sold

Shares redeemed              (1,863)                       (21,202)

Net increase (decrease)      104,525                      $ 1,049,392







INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International Investment Advisors (FIIA)

Fidelity Investments Japan Limited (FIJ)

Fidelity International Investments Advisors (U.K.) Limited
(FIIA (U.K.))

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert Lawrence, Vice President

Greg Fraser, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Alloaction Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund



(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
EUROPE CAPITAL APPRECIATION
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             8   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    11  A summary of the fund's
                          investments.

INVESTMENTS           12  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  17  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 26  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999        LIFE OF FUND

FIDELITY ADV EUROPE CAP APP -      2.50%
CL A

FIDELITY ADV EUROPE CAP APP -      -3.39%
CL A   (INCL. 5.75% SALES
CHARGE)

MSCI Europe                        5.05%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Europe Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 1999, the index included over 588 equity securities of countries domiciled in 15 European countries. This benchmark includes reinvested dividends and capital gains, if any and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999        LIFE OF FUND

FIDELITY ADV EUROPE CAP APP -      2.40%
CL T

FIDELITY ADV EUROPE CAP APP -      -1.18%
CL T   (INCL. 3.50% SALES
CHARGE)

MSCI Europe                        5.05%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 1999, the index included over 588 equity securities of countries domiciled in 15 European countries. This benchmark includes reinvested dividends and capital gains, if any and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999        LIFE OF FUND

FIDELITY ADV EUROPE CAP APP -      2.10%
CL B

FIDELITY ADV EUROPE CAP APP -      -2.90%
CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI Europe                        5.05%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 1999, the index included over 588 equity securities of countries domiciled in 15 European countries. This benchmark includes reinvested dividends and capital gains, if any and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return is 1%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999        LIFE OF FUND

FIDELITY ADV EUROPE CAP APP -      2.20%
CL C

FIDELITY ADV EUROPE CAP APP -      1.20%
CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI Europe                        5.05%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Europe Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 1999, the index included over 588 equity securities of countries domiciled in 15 European countries. This benchmark includes reinvested dividends and capital gains, if any and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(Photograph of Kevin McCarey)

An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor Europe Capital Appreciation Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. The fund has been up and running since December 17, 1998. From that date through April 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 2.50%, 2.40%, 2.10% and 2.20%, respectively. The Morgan Stanley Capital International Europe Index, meanwhile, returned 5.05% in that short time frame. Going forward, we'll look at the fund's performance in both six- and 12-month intervals.

Q. WHAT FACTORS FIGURED INTO THE FUND'S PERFORMANCE?

A. General economic weakness throughout Europe and the depreciation of the euro teamed up to hurt overall returns. As of April 30, the euro - the new uniform currency of 11 European nations - was down around 9% for 1999. This contrasted sharply with the rosy U.S. economic picture and strong dollar. Excluding the depreciation of the euro, local market returns in Europe were actually pretty good. Individual stock selection also hurt in some cases, with Telecom Italia being a prime example. Telecom Italia was the subject of a hostile takeover bid by Olivetti, an Italian computer company. Normally, this would be a positive development but the shares the fund owned in Telecom Italia were classified as "savings class" shares - which are unique to Italy
- and were not part of Olivetti's takeover bid. On the positive side, the fund's positions in United Kingdom-based cyclical stocks - or stocks that tend to mirror the ups and downs of the economy - performed well. My strategy there was to favor more retail-oriented names rather than commodity cyclicals such as steel or chemicals. Commodity cyclicals tend to depend on a more global economic recovery. U.K. cyclical stocks that helped performance included advertising agency Saatchi & Saatchi as well as large retailer Dixons, both medium-cap stocks.

Q. FOR THE PAST COUPLE YEARS, EUROPEAN MARKETS - SIMILAR TO THOSE IN THE U.S. - HAVE BEEN DRIVEN PRIMARILY BY LARGE-CAP GROWTH STOCKS. DID THIS CONTINUE?

A. The playing field got a little more level during the period, due mostly to economic swings. If you look back over time, smaller stocks tend to do best when the economies in question are trying to pick themselves up off the floor. This is what we've seen recently in the U.K., where small- and medium-sized companies have performed well of late. Part of this also may be attributable to the fact that large-company growth stocks just got too pricey relative to small- and mid-cap names.

Q. EUROPEAN PHARMACEUTICAL STOCKS ENDURED A TOUGH STRETCH DURING THE PERIOD. WHAT HAPPENED TO THIS GROUP?

A. High valuations, very little new product excitement and deteriorating fundamentals equaled trouble. Swiss-based drug maker Novartis - the fund's largest individual position at the start of the period - experienced disappointing sales growth and its share price became a bit too rich. I've since sold the fund's stake in Novartis. High valuations also harmed the companies that were doing well, including U.K.-based Glaxo Wellcome. That being said, I still held a favorable view of drug stocks such as the U.K.'s SmithKline Beecham - which had strong sales prospects - and France's Sanofi, which was in the process of merging with another company as the period came to a close.

Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?

A. Two of the fund's best performers were energy companies BP Amoco - based in the U.K. - and France's Elf Aquitaine. Both companies benefited handsomely from the rise in oil prices, which had hovered at or near all-time lows through the early stages of the period. Telecommunications stocks such as Finland's Nokia and Germany's Deutsche Telekom also performed very well. Nokia continued to benefit from the demand for mobile communications, while Deutsche Telekom - Europe's largest Internet provider - took advantage of the popularity of the Internet. Disappointments included food company Nestle, which didn't meet its unit growth target, and Allianz, a Germany-based insurance company whose stock price tends to move in line with bond prices. Bond prices fell during the period.

Q. WHAT'S YOUR OUTLOOK?

A. I'm reasonably optimistic about the U.K. market's prospects - particularly on the mid-cap side - and will continue to look for good opportunities there in the coming months. In terms of the overall portfolio, I may look to hold down the sector bets and instead concentrate on finding the best individual names within each sector.

(checkmark)
FUND FACTS

GOAL: long-term growth of
capital by investing mainly
in equity securities of
European issuers

START DATE: December 17,
1998

SIZE: as of April 30, 1999,
more than $16 million

MANAGER: Kevin McCarey,
since inception; joined
Fidelity in 1985

KEVIN MCCAREY DISCUSSES
THE REJUVENATED U.K.
EQUITY MARKET:

"Over the last few months, we've
begun to see a sort of changing of
the guard in terms of what types of
stocks are leading the European
markets. For some time,
large-company growth stocks
were dominant. Now we're seeing
more participation among both
small- and mid-cap stocks.
"One country that has been the
beneficiary of this rotation has
been the United Kingdom. The
U.K. economy had been very
depressed in recent years, and
we're now seeing signs of a
recovery. When economies begin
to bounce back, history tells us
that cyclical stocks - those that
tend to move up and down with
economic swings - perform well.
As a result, cyclical stocks in the
U.K. - mostly of the small- and
mid-cap variety - have been
attractive, and this development
has made for a brighter U.K. equity
market picture.

"One could argue that another
factor behind the improvement in
the U.K. was England's reluctance
to be a charter member of the euro
community. The euro has struggled
since its inception. Another is the
simple fact that the U.K. equity
market has many of the same
dynamics of the U.S. market. For
instance, if active money managers
see better opportunities in smaller
stocks, they may reallocate
assets to that area."
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS

SmithKline Beecham PLC         3.3
(United Kingdom,  Drugs &
Pharmaceuticals)

Mannesmann AG (Germany,        3.3
Cellular)

BP Amoco PLC (United Kingdom,  3.1
Oil & Gas)

Elf Aquitaine (France, Oil &   2.8
Gas)

Nokia AB sponsored ADR         2.8
(Finland, Communications
Equipment)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS

FINANCE                        25.1

UTILITIES                      21.1

RETAIL & WHOLESALE             8.7

HEALTH                         8.1

ENERGY                         7.7

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS

United Kingdom                 33.0

France                         18.5

Germany                        11.8

Netherlands                    7.6

Switzerland                    6.9

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF APRIL 30, 1999

Row: 1, Col: 1, Value: 98.0
Row: 1, Col: 2, Value: 2.0

Stocks, Investment companies 98.0%
Short-term investments 2.0%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.8%

                                 SHARES                         VALUE (NOTE 1)

BELGIUM - 0.8%

Electrabel SA                     379                           $ 125,241

FINLAND - 3.6%

Nokia AB sponsored ADR            6,160                          456,995

Sonera Group PLC                  2,800                          55,735

UPM-Kymmene Corp.                 2,800                          84,937

                                                                 597,667

FRANCE - 18.5%

AXA SA de CV                      1,252                          161,990

Banque Nationale de Paris         5,366                          445,715

Cap Gemini SA                     911                            139,573

Castorama Dubois                  740                            177,465
Investissements SA

Compagnie de St. Gobain           427                            73,468

Compagnie Financiere de           1,700                          181,076
Paribas Class A (Reg.)

Elf Aquitaine                     2,991                          467,344

France Telecom SA                 2,400                          194,269

Groupe Danone                     840                            225,016

Havas Advertising SA              427                            86,805

Rhone-Poulenc SA Class A          400                            18,850

Sanofi SA                         1,147                          180,102

Societe Generale, France          360                            64,570
Class A

Suez Lyonnaise des Eaux           1,195                          203,708

Television Francaise 1 SA         799                            156,507
(T.F.1)

Vivendi SA                        1,191                          278,814

                                                                 3,055,272

GERMANY - 10.6%

Allianz AG (Reg.)                 410                            128,930

DaimlerChrysler AG (Reg.)         3,589                          352,395

Deutsche Telekom AG               7,477                          295,370

Fresenius Medical Care AG         2,700                          48,600
Sponsored ADR

Hoechst AG                        718                            34,096

Mannesmann AG                     4,081                          534,071

Metro AG                          1,000                          70,950

Primacom AG (a)                   2,400                          104,186

Schering AG                       195                            22,505

Wella AG                          225                            148,894

                                                                 1,739,997

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

IRELAND - 1.3%

Bank of Ireland, (Great           6,000                         $ 120,148
Britain) Inc.

CRH PLC                           3,100                          61,215

Elan Corp. PLC sponsored ADR      770                            39,655
(a)

                                                                 221,018

ITALY - 5.6%

Assicurazioni Generali Spa        5,600                          218,375

Banca Commerciale Italiana Spa    17,000                         140,649

Italgas Spa                       7,700                          34,690

Mondadori (Arnoldo) Editore       2,700                          47,976
Spa

Olivetti & Co. Spa                16,400                         57,094

Telecom Italia Spa                40,300                         427,934

                                                                 926,718

LUXEMBOURG - 0.5%

Stolt Comex Seaway SA             6,700                          83,750

NETHERLANDS - 7.6%

ABN AMRO Holding NV               5,300                          126,542

Aegon NV                          711                            68,317

ASM Lithography Holding N V       400                            15,600
(a)

Fortis Amev NV                    7,900                          281,884

ING Groep NV                      3,552                          219,258

Koninklijke (Royal) Philips       1,570                          135,479
Electronics NV

Koninklijke Ahold NV              3,842                          142,987

Koninklijke KPN NV                1,600                          66,916

STMicroelectronics NV (a)         240                            24,480

TNT Post Group NV                 2,200                          59,399

Vendex NV CVA                     4,200                          104,726

                                                                 1,245,588

PORTUGAL - 0.3%

Telecel Comunicacoes Pessoais     400                            53,575
SA

SPAIN - 4.7%

Banco Santander Central           11,580                         252,084
Hispano SA

Endesa SA                         5,000                          111,386

Gas Natural SDG SA Series E       646                            52,291

Iberdrola SA                      8,538                          119,780

Telefonica SA                     4,935                          231,737

Telefonica SA rights 6/15/99      4,696                          4,375
(a)

                                                                 771,653

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

SWEDEN - 2.5%

Electrolux AB                     6,700                         $ 136,184

Ericsson (L.M.) Telefon AB        4,600                          124,200
Class B

Swedish Match Co.                 28,100                         92,521

Volvo AB Class B                  2,000                          53,000

                                                                 405,905

SWITZERLAND - 6.9%

Credit Suisse Group (Reg.)        859                            170,504

Julius Baer Holding AG            28                             91,220

Nestle SA (Reg.)                  57                             105,585

Roche Holding AG                  31                             364,921
participation certificates

Swisscom AG                       313                            115,013

UBS AG                            867                            294,689

                                                                 1,141,932

UNITED KINGDOM - 33.0%

Abbey National, PLC               5,000                          113,092

Allied Zurich PLC (a)             11,300                         150,003

Amvescap PLC                      6,400                          68,049

Arcadia Group PLC                 85,000                         383,418

Bank of Scotland                  1,100                          16,481

BP Amoco PLC                      26,900                         507,459

British American Tobacco PLC      4,800                          40,327

British Telecommunications PLC    22,200                         372,405

Cable & Wireless                  12,000                         137,064
Communications PLC (a)

Cadbury Schweppes PLC             5,100                          68,153

CGU PLC                           4,800                          75,897

de la Rue PLC                     3,500                          16,126

Diageo PLC                        11,400                         131,772

Dixons Group PLC                  7,100                          151,784

Electrocomponents PLC             8,500                          72,576

GKN PLC Class L                   5,500                          94,054

Glaxo Wellcome PLC                4,400                          128,150

HSBC Holdings PLC Ord.            2,700                          103,044

Laird Group PLC                   9,500                          47,367

Lloyds TSB Group PLC              16,100                         259,501

MFI Furniture Group PLC           90,500                         65,608

New Look Group PLC                6,700                          23,962

Next PLC                          6,000                          74,138

Premier Farnell PLC               10,900                         51,451

Rentokil Initial PLC              8,800                          51,852

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Reuters Group PLC                 8,300                         $ 112,586

Royal Bank of Scotland Group      9,500                          224,364
PLC

Saatchi & Saatchi PLC             25,400                         98,616

Shell Transport & Trading Co.     38,900                         294,589
PLC (Reg.)

Smith (David S.) Holdings PLC     32,200                         69,511

SmithKline Beecham PLC            41,200                         541,264

Standard Chartered PLC            7,100                          128,564

Storehouse PLC                    39,100                         91,336

Tarmac PLC                        51,200                         97,743

Trinity PLC                       5,300                          48,839

Unilever PLC                      20,100                         179,958

Vodafone Group PLC                6,600                          118,388

Wickes PLC                        35,000                         224,412

                                                                 5,433,903

UNITED STATES OF AMERICA - 0.9%

AirTouch Communications, Inc.     1,500                          140,063
(a)

TOTAL COMMON STOCKS                                              15,942,282
(Cost $15,320,126)

NONCONVERTIBLE PREFERRED
STOCKS - 1.2%



GERMANY - 1.2%

Dyckerhoff AG                     103                            28,682

SAP AG (Systeme Anwendungen       455                            171,986
Produkte)

TOTAL NONCONVERTIBLE                                             200,668
PREFERRED STOCKS
(Cost $173,748)

INVESTMENT COMPANIES - 0.0%



MULTI-NATIONAL - 0.0%

European Warrant Fund, Inc.       200                            3,075
(Cost $3,948)

CASH EQUIVALENTS - 2.0%

                                 MATURITY AMOUNT                VALUE (NOTE 1)

Investments in repurchase         327,133                       $ 327,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99

TOTAL INVESTMENT IN                                             $ 16,473,025
SECURITIES - 100%
(Cost $15,824,822)


LEGEND

(a) Non-income producing

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $15,824,822. Net unrealized appreciation aggregated $648,203, of which $1,122,284 related to appreciated investment securities and $474,081 related to depreciated investment securities.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

BASIC INDUSTRIES              1.1%

CASH EQUIVALENTS              2.0

CONSTRUCTION & REAL ESTATE    2.1

DURABLES                      5.2

ENERGY                        7.7

FINANCE                       25.1

HEALTH                        8.1

INDUSTRIAL MACHINERY &        2.0
EQUIPMENT

INVESTMENT COMPANIES          0.0

MEDIA & LEISURE               2.2

NONDURABLES                   5.4

RETAIL & WHOLESALE            8.7

SERVICES                      3.4

TECHNOLOGY                    5.5

TRANSPORTATION                0.4

UTILITIES                      21.1

                              100.0%

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                         APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 16,473,025
value (including repurchase
agreements of $327,000)
(cost $15,824,822) -  See
accompanying schedule

Cash                                       356

Receivable for investments                 744,048
sold

Receivable for fund shares                 132,226
sold

Dividends receivable                       38,428

Prepaid expenses                           55,622

Receivable from investment                 22,883
adviser for expense
reductions

 TOTAL ASSETS                              17,466,588

LIABILITIES

Payable for investments        $ 943,370
purchased

Payable for fund shares         764
redeemed

Distribution fees payable       8,045

Other payables and accrued      55,412
expenses

 TOTAL LIABILITIES                         1,007,591

NET ASSETS                                $ 16,458,997

Net Assets consist of:

Paid in capital                           $ 16,355,814

Accumulated net investment                 (549)
loss

Accumulated undistributed net              (544,347)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                648,079
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 16,458,997

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.25
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,638,172 (divided by)
159,861 shares)

Maximum offering price per         $10.88
share (100/94.25 of $10.25)

CLASS T: NET ASSET VALUE and       $10.24
redemption price per share
($8,807,208 (divided by)
859,957 shares)

Maximum offering price per         $10.61
share (100/96.50 of $10.24)

CLASS B: NET ASSET VALUE and       $10.21
offering price per share
($2,668,825 (divided by)
261,305 shares) A

CLASS C: NET ASSET VALUE and       $10.22
offering price per share
($2,681,975 (divided by)
262,548 shares) A

INSTITUTIONAL CLASS: NET           $10.25
ASSET VALUE, offering price
and redemption price   per
share ($662,817 (divided by)
64,653 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                             DECEMBER 17, 1998
                                             (COMMENCEMENT OF OPERATIONS)
                                             TO APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                            $ 64,682
Dividends

Interest                                      21,908

                                              86,590

Less foreign taxes withheld                   (7,609)

 TOTAL INCOME                                 78,981

EXPENSES

Management fee                   $ 24,737

Transfer agent fees               10,087

Distribution fees                 20,427

Accounting fees and expenses      22,052

Custodian fees and expenses       82,997

Registration fees                 48,370

Audit                             13,555

Miscellaneous                     81

 Total expenses before            222,306
reductions

 Expense reductions               (142,776)   79,530

NET INVESTMENT INCOME (LOSS)                  (549)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (543,914)

 Foreign currency transactions    (433)       (544,347)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            648,203

 Assets and liabilities in        (124)       648,079
foreign currencies

NET GAIN (LOSS)                               103,732

NET INCREASE (DECREASE) IN                   $ 103,183
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 17, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO APRIL 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (549)
income (loss)

 Net realized gain (loss)      (544,347)

 Change in net unrealized      648,079
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    103,183
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions - net       16,355,814
increase (decrease)

  TOTAL INCREASE (DECREASE)    16,458,997
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 16,458,997
accummulated net investment
loss of $549)

FINANCIAL HIGHLIGHTS - CLASS A
                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .01

Net realized and unrealized       .24
gain (loss)

Total from investment             .25
operations

Net asset value, end of period   $ 10.25

TOTAL RETURN B, C                 2.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,638
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of net investment           .35% A
income to average net assets

Portfolio turnover                237% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS CLASS - T

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .00

Net realized and unrealized       .24
gain (loss)

Total from investment             .24
operations

Net asset value, end of period   $ 10.24

TOTAL RETURN B, C                 2.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 8,807
(000 omitted)

Ratio of expenses to average      2.25% A, F
net assets

Ratio of net investment           .08% A
income to average net assets

Portfolio turnover                237% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       .22
gain (loss)

Total from investment             .21
operations

Net asset value, end of period   $ 10.21

TOTAL RETURN B, C                 2.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,669
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (.36)% A
income (loss) to average net
assets

Portfolio turnover                237% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       .23
gain (loss)

Total from investment             .22
operations

Net asset value, end of period   $ 10.22

TOTAL RETURN B, C                 2.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,682
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (.38)% A
income (loss) to average net
assets

Portfolio turnover                237% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .01

Net realized and unrealized       .24
gain (loss)

Total from investment             .25
operations

Net asset value, end of period   $ 10.25

TOTAL RETURN B, C                 2.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 663
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           .38% A
income to average net assets

Portfolio turnover                237% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $24,483,337 and $8,441,601, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 945        $ 359

CLASS T    8,494        592

CLASS B    5,664        4,597

CLASS C    5,324        5,324

          $ 20,427     $ 10,872

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 13,412     $ 6,126

CLASS T    25,984       8,882

CLASS B    655          655*

CLASS C    173          173*

          $ 40,224     $ 15,836

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 1,135   .30 *

CLASS T                 5,069    .30 *

CLASS B                 1,892    .33 *

CLASS C                 1,365    .26 *

INSTITUTIONAL CLASS     626      .32 *

                       $ 10,087

* ANNUALIZED.

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $6 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               2.00%                    $ 16,032

CLASS T               2.25%                     71,953

CLASS B               2.75%                     24,222

CLASS C               2.75%                     22,292

INSTITUTIONAL CLASS   1.75%                     8,277

                                               $ 142,776

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates, were record owners of approximately 12% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 19% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                            SHARES                        DOLLARS

                            DECEMBER 17, 1998             DECEMBER 17, 1998
                            (COMMENCEMENT OF OPERATIONS)  (COMMENCEMENT OF OPERATIONS)
                            TO APRIL 30, 1999             TO APRIL 30, 1999

CLASS A Shares sold                                       $ 1,857,246
                             183,425

Shares redeemed              (23,564)                      (237,981)

Net increase (decrease)      159,861                      $ 1,619,265

CLASS T Shares sold          966,849                      $ 9,840,980

Shares redeemed              (106,892)                     (1,073,371)

Net increase (decrease)      859,957                      $ 8,767,609

CLASS B Shares sold          265,557                      $ 2,685,482

Shares redeemed              (4,252)                       (42,699)

Net increase (decrease)      261,305                      $ 2,642,783

CLASS C Shares sold          270,378                      $ 2,747,744

Shares redeemed              (7,830)                       (79,473)

Net increase (decrease)      262,548                      $ 2,668,271

INSTITUTIONAL CLASS Shares   357,901                      $ 3,680,479
sold

Shares redeemed              (293,248)                     (3,022,593)

Net increase (decrease)      64,653                       $ 657,886









INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International Investment Advisors, Pembroke, Bermuda

Fidelity International Investment Advisors (U.K.) Limited
London, England

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard Spillane, Jr., Vice President

Kevin McCarey, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

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(Fidelity Logo Graphics)(registered trademark)

FIDELITY ADVISOR
EUROPE CAPITAL APPRECIATION
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    8   A summary of the fund's
                          investments.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  14  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 23  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999        LIFE OF FUND

FIDELITY ADV EUROPE CAP APP -      2.50%
INST CL

MSCI Europe                        5.05%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Morgan Stanley Capital International Europe Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 1999, the index included over 588 equity securities of countries domiciled in 15 European countries. This benchmark includes reinvested dividends and capital gains, if any and excludes the effect of sales changes.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(photograph of Kevin McCarey)

An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor Europe Capital Appreciation Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. The fund has been up and running since December 17, 1998. From that date through April 30, 1999, the fund's Institutional Class shares returned 2.50%. The Morgan Stanley Capital International Europe Index, meanwhile, returned 5.05% in that short time frame. Going forward, we'll look at the fund's performance in both six- and 12-month intervals.

Q. WHAT FACTORS FIGURED INTO THE FUND'S PERFORMANCE?

A. General economic weakness throughout Europe and the depreciation of the euro teamed up to hurt overall returns. As of April 30, the euro - the new uniform currency of 11 European nations - was down around 9% for 1999. This contrasted sharply with the rosy U.S. economic picture and strong dollar. Excluding the depreciation of the euro, local market returns in Europe were actually pretty good. Individual stock selection also hurt in some cases, with Telecom Italia being a prime example. Telecom Italia was the subject of a hostile takeover bid by Olivetti, an Italian computer company. Normally, this would be a positive development but the shares the fund owned in Telecom Italia were classified as "savings class" shares - which are unique to Italy
- and were not part of Olivetti's takeover bid. On the positive side, the fund's positions in United Kingdom-based cyclical stocks - or stocks that tend to mirror the ups and downs of the economy - performed well. My strategy there was to favor more retail-oriented names rather than commodity cyclicals such as steel or chemicals. Commodity cyclicals tend to depend on a more global economic recovery. U.K. cyclical stocks that helped performance included advertising agency Saatchi & Saatchi as well as large retailer Dixons, both medium-cap stocks.

Q. FOR THE PAST COUPLE YEARS, EUROPEAN MARKETS - SIMILAR TO THOSE IN THE U.S. - HAVE BEEN DRIVEN PRIMARILY BY LARGE-CAP GROWTH STOCKS. DID THIS CONTINUE?

A. The playing field got a little more level during the period, due mostly to economic swings. If you look back over time, smaller stocks tend to do best when the economies in question are trying to pick themselves up off the floor. This is what we've seen recently in the U.K., where small- and medium-sized companies have performed well of late. Part of this also may be attributable to the fact that large-company growth stocks just got too pricey relative to small- and mid-cap names.

Q. EUROPEAN PHARMACEUTICAL STOCKS ENDURED A TOUGH STRETCH DURING THE PERIOD. WHAT HAPPENED TO THIS GROUP?

A. High valuations, very little new product excitement and deteriorating fundamentals equaled trouble. Swiss-based drug maker Novartis - the fund's largest individual position at the start of the period - experienced disappointing sales growth and its share price became a bit too rich. I've since sold the fund's stake in Novartis. High valuations also harmed the companies that were doing well, including U.K.-based Glaxo Wellcome. That being said, I still held a favorable view of drug stocks such as the U.K.'s SmithKline Beecham - which had strong sales prospects - and France's Sanofi, which was in the process of merging with another company as the period came to a close.

Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?

A. Two of the fund's best performers were energy companies BP Amoco - based in the U.K. - and France's Elf Aquitaine. Both companies benefited handsomely from the rise in oil prices, which had hovered at or near all-time lows through the early stages of the period. Telecommunications stocks such as Finland's Nokia and Germany's Deutsche Telekom also performed very well. Nokia continued to benefit from the demand for mobile communications, while Deutsche Telekom - Europe's largest Internet provider - took advantage of the popularity of the Internet. Disappointments included food company Nestle, which didn't meet its unit growth target, and Allianz, a Germany-based insurance company whose stock price tends to move in line with bond prices. Bond prices fell during the period.

Q. WHAT'S YOUR OUTLOOK?

A. I'm reasonably optimistic about the U.K. market's prospects - particularly on the mid-cap side - and will continue to look for good opportunities there in the coming months. In terms of the overall portfolio, I may look to hold down the sector bets and instead concentrate on finding the best individual names within each sector.

(checkmark)
FUND FACTS

GOAL: long-term growth of
capital by investing mainly
in equity securities of
European issuers

START DATE: December 17,
1998

SIZE: as of April 30, 1999,
more than $16 million

MANAGER: Kevin McCarey,
since inception; joined
Fidelity in 1985

KEVIN MCCAREY DISCUSSES
THE REJUVENATED U.K.
EQUITY MARKET:

"Over the last few months, we've
begun to see a sort of changing of
the guard in terms of what types of
stocks are leading the European
markets. For some time,
large-company growth stocks
were dominant. Now we're seeing
more participation among both
small- and mid-cap stocks.

"One country that has been the
beneficiary of this rotation has
been the United Kingdom. The
U.K. economy had been very
depressed in recent years, and
we're now seeing signs of a
recovery. When economies begin
to bounce back, history tells us
that cyclical stocks - those that
tend to move up and down with
economic swings - perform well.
As a result, cyclical stocks in the
U.K. - mostly of the small- and
mid-cap variety - have been
attractive, and this development
has made for a brighter U.K. equity
market picture.

"One could argue that another
factor behind the improvement in
the U.K. was England's reluctance
to be a charter member of the euro
community. The euro has struggled
since its inception. Another is the
simple fact that the U.K. equity
market has many of the same
dynamics of the U.S. market. For
instance, if active money managers
see better opportunities in smaller
stocks, they may reallocate
assets to that area."

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS

SmithKline Beecham PLC         3.3
(United Kingdom,  Drugs &
Pharmaceuticals)

Mannesmann AG (Germany,        3.3
Cellular)

BP Amoco PLC (United Kingdom,  3.1
Oil & Gas)

Elf Aquitaine (France, Oil &   2.8
Gas)

Nokia AB sponsored ADR         2.8
(Finland, Communications
Equipment)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS

FINANCE                        25.1

UTILITIES                      21.1

RETAIL & WHOLESALE             8.7

HEALTH                         8.1

ENERGY                         7.7

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS

United Kingdom                 33.0

France                         18.5

Germany                        11.8

Netherlands                    7.6

Switzerland                    6.9

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF APRIL 30, 1999

Row: 1, Col: 1, Value: 98.0
Row: 1, Col: 2, Value: 2.0

Stocks, Investment companies 98.0%
Short-term investments 2.0%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.8%

                                 SHARES                         VALUE (NOTE 1)

BELGIUM - 0.8%

Electrabel SA                     379                           $ 125,241

FINLAND - 3.6%

Nokia AB sponsored ADR            6,160                          456,995

Sonera Group PLC                  2,800                          55,735

UPM-Kymmene Corp.                 2,800                          84,937

                                                                 597,667

FRANCE - 18.5%

AXA SA de CV                      1,252                          161,990

Banque Nationale de Paris         5,366                          445,715

Cap Gemini SA                     911                            139,573

Castorama Dubois                  740                            177,465
Investissements SA

Compagnie de St. Gobain           427                            73,468

Compagnie Financiere de           1,700                          181,076
Paribas Class A (Reg.)

Elf Aquitaine                     2,991                          467,344

France Telecom SA                 2,400                          194,269

Groupe Danone                     840                            225,016

Havas Advertising SA              427                            86,805

Rhone-Poulenc SA Class A          400                            18,850

Sanofi SA                         1,147                          180,102

Societe Generale, France          360                            64,570
Class A

Suez Lyonnaise des Eaux           1,195                          203,708

Television Francaise 1 SA         799                            156,507
(T.F.1)

Vivendi SA                        1,191                          278,814

                                                                 3,055,272

GERMANY - 10.6%

Allianz AG (Reg.)                 410                            128,930

DaimlerChrysler AG (Reg.)         3,589                          352,395

Deutsche Telekom AG               7,477                          295,370

Fresenius Medical Care AG         2,700                          48,600
Sponsored ADR

Hoechst AG                        718                            34,096

Mannesmann AG                     4,081                          534,071

Metro AG                          1,000                          70,950

Primacom AG (a)                   2,400                          104,186

Schering AG                       195                            22,505

Wella AG                          225                            148,894

                                                                 1,739,997

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

IRELAND - 1.3%

Bank of Ireland, (Great           6,000                         $ 120,148
Britain) Inc.

CRH PLC                           3,100                          61,215

Elan Corp. PLC sponsored ADR      770                            39,655
(a)

                                                                 221,018

ITALY - 5.6%

Assicurazioni Generali Spa        5,600                          218,375

Banca Commerciale Italiana Spa    17,000                         140,649

Italgas Spa                       7,700                          34,690

Mondadori (Arnoldo) Editore       2,700                          47,976
Spa

Olivetti & Co. Spa                16,400                         57,094

Telecom Italia Spa                40,300                         427,934

                                                                 926,718

LUXEMBOURG - 0.5%

Stolt Comex Seaway SA             6,700                          83,750

NETHERLANDS - 7.6%

ABN AMRO Holding NV               5,300                          126,542

Aegon NV                          711                            68,317

ASM Lithography Holding N V       400                            15,600
(a)

Fortis Amev NV                    7,900                          281,884

ING Groep NV                      3,552                          219,258

Koninklijke (Royal) Philips       1,570                          135,479
Electronics NV

Koninklijke Ahold NV              3,842                          142,987

Koninklijke KPN NV                1,600                          66,916

STMicroelectronics NV (a)         240                            24,480

TNT Post Group NV                 2,200                          59,399

Vendex NV CVA                     4,200                          104,726

                                                                 1,245,588

PORTUGAL - 0.3%

Telecel Comunicacoes Pessoais     400                            53,575
SA

SPAIN - 4.7%

Banco Santander Central           11,580                         252,084
Hispano SA

Endesa SA                         5,000                          111,386

Gas Natural SDG SA Series E       646                            52,291

Iberdrola SA                      8,538                          119,780

Telefonica SA                     4,935                          231,737

Telefonica SA rights 6/15/99      4,696                          4,375
(a)

                                                                 771,653

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

SWEDEN - 2.5%

Electrolux AB                     6,700                         $ 136,184

Ericsson (L.M.) Telefon AB        4,600                          124,200
Class B

Swedish Match Co.                 28,100                         92,521

Volvo AB Class B                  2,000                          53,000

                                                                 405,905

SWITZERLAND - 6.9%

Credit Suisse Group (Reg.)        859                            170,504

Julius Baer Holding AG            28                             91,220

Nestle SA (Reg.)                  57                             105,585

Roche Holding AG                  31                             364,921
participation certificates

Swisscom AG                       313                            115,013

UBS AG                            867                            294,689

                                                                 1,141,932

UNITED KINGDOM - 33.0%

Abbey National, PLC               5,000                          113,092

Allied Zurich PLC (a)             11,300                         150,003

Amvescap PLC                      6,400                          68,049

Arcadia Group PLC                 85,000                         383,418

Bank of Scotland                  1,100                          16,481

BP Amoco PLC                      26,900                         507,459

British American Tobacco PLC      4,800                          40,327

British Telecommunications PLC    22,200                         372,405

Cable & Wireless                  12,000                         137,064
Communications PLC (a)

Cadbury Schweppes PLC             5,100                          68,153

CGU PLC                           4,800                          75,897

de la Rue PLC                     3,500                          16,126

Diageo PLC                        11,400                         131,772

Dixons Group PLC                  7,100                          151,784

Electrocomponents PLC             8,500                          72,576

GKN PLC Class L                   5,500                          94,054

Glaxo Wellcome PLC                4,400                          128,150

HSBC Holdings PLC Ord.            2,700                          103,044

Laird Group PLC                   9,500                          47,367

Lloyds TSB Group PLC              16,100                         259,501

MFI Furniture Group PLC           90,500                         65,608

New Look Group PLC                6,700                          23,962

Next PLC                          6,000                          74,138

Premier Farnell PLC               10,900                         51,451

Rentokil Initial PLC              8,800                          51,852

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Reuters Group PLC                 8,300                         $ 112,586

Royal Bank of Scotland Group      9,500                          224,364
PLC

Saatchi & Saatchi PLC             25,400                         98,616

Shell Transport & Trading Co.     38,900                         294,589
PLC (Reg.)

Smith (David S.) Holdings PLC     32,200                         69,511

SmithKline Beecham PLC            41,200                         541,264

Standard Chartered PLC            7,100                          128,564

Storehouse PLC                    39,100                         91,336

Tarmac PLC                        51,200                         97,743

Trinity PLC                       5,300                          48,839

Unilever PLC                      20,100                         179,958

Vodafone Group PLC                6,600                          118,388

Wickes PLC                        35,000                         224,412

                                                                 5,433,903

UNITED STATES OF AMERICA - 0.9%

AirTouch Communications, Inc.     1,500                          140,063
(a)

TOTAL COMMON STOCKS                                               15,942,282
(Cost $15,320,126)

NONCONVERTIBLE PREFERRED
STOCKS - 1.2%



GERMANY - 1.2%

Dyckerhoff AG                     103                            28,682

SAP AG (Systeme Anwendungen       455                            171,986
Produkte)

TOTAL NONCONVERTIBLE                                             200,668
PREFERRED STOCKS
(Cost $173,748)

INVESTMENT COMPANIES - 0.0%



MULTI-NATIONAL - 0.0%

European Warrant Fund, Inc.       200                            3,075
(Cost $3,948)

CASH EQUIVALENTS - 2.0%

                                 MATURITY AMOUNT                VALUE (NOTE 1)

Investments in repurchase         327,133                       $ 327,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99

TOTAL INVESTMENT IN                                              $ 16,473,025
SECURITIES - 100%
(Cost $15,824,822)


LEGEND

(a) Non-income producing

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $15,824,822. Net unrealized appreciation aggregated $648,203, of which $1,122,284 related to appreciated investment securities and $474,081 related to depreciated investment securities.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

BASIC INDUSTRIES              1.1%

CASH EQUIVALENTS              2.0

CONSTRUCTION & REAL ESTATE    2.1

DURABLES                      5.2

ENERGY                        7.7

FINANCE                       25.1

HEALTH                        8.1

INDUSTRIAL MACHINERY &        2.0
EQUIPMENT

INVESTMENT COMPANIES          0.0

MEDIA & LEISURE               2.2

NONDURABLES                   5.4

RETAIL & WHOLESALE            8.7

SERVICES                      3.4

TECHNOLOGY                    5.5

TRANSPORTATION                0.4

UTILITIES                      21.1

                              100.0%

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                         APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 16,473,025
value (including repurchase
agreements of $327,000)
(cost $15,824,822) -  See
accompanying schedule

Cash                                       356

Receivable for investments                 744,048
sold

Receivable for fund shares                 132,226
sold

Dividends receivable                       38,428

Prepaid expenses                           55,622

Receivable from investment                 22,883
adviser for expense
reductions

 TOTAL ASSETS                              17,466,588

LIABILITIES

Payable for investments        $ 943,370
purchased

Payable for fund shares         764
redeemed

Distribution fees payable       8,045

Other payables and accrued      55,412
expenses

 TOTAL LIABILITIES                         1,007,591

NET ASSETS                                $ 16,458,997

Net Assets consist of:

Paid in capital                           $ 16,355,814

Accumulated net investment                 (549)
loss

Accumulated undistributed net              (544,347)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                648,079
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 16,458,997

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.25
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,638,172 (divided by)
159,861 shares)

Maximum offering price per         $10.88
share (100/94.25 of $10.25)

CLASS T: NET ASSET VALUE and       $10.24
redemption price per share
($8,807,208 (divided by)
859,957 shares)

Maximum offering price per         $10.61
share (100/96.50 of $10.24)

CLASS B: NET ASSET VALUE and       $10.21
offering price per share
($2,668,825 (divided by)
261,305 shares) A

CLASS C: NET ASSET VALUE and       $10.22
offering price per share
($2,681,975 (divided by)
262,548 shares) A

INSTITUTIONAL CLASS: NET           $10.25
ASSET VALUE, offering price
and redemption price   per
share ($662,817 (divided by)
64,653 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                             DECEMBER 17, 1998
                                             (COMMENCEMENT OF OPERATIONS)
                                             TO APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                            $ 64,682
Dividends

Interest                                      21,908

                                              86,590

Less foreign taxes withheld                   (7,609)

 TOTAL INCOME                                 78,981

EXPENSES

Management fee                   $ 24,737

Transfer agent fees               10,087

Distribution fees                 20,427

Accounting fees and expenses      22,052

Custodian fees and expenses       82,997

Registration fees                 48,370

Audit                             13,555

Miscellaneous                     81

 Total expenses before            222,306
reductions

 Expense reductions               (142,776)   79,530

NET INVESTMENT INCOME (LOSS)                  (549)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (543,914)

 Foreign currency transactions    (433)       (544,347)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            648,203

 Assets and liabilities in        (124)       648,079
foreign currencies

NET GAIN (LOSS)                               103,732

NET INCREASE (DECREASE) IN                   $ 103,183
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 17, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO APRIL 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (549)
income (loss)

 Net realized gain (loss)      (544,347)

 Change in net unrealized      648,079
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    103,183
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions - net       16,355,814
increase (decrease)

  TOTAL INCREASE (DECREASE)    16,458,997
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 16,458,997
accummulated net investment
loss of $549)

FINANCIAL HIGHLIGHTS - CLASS A

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .01

Net realized and unrealized       .24
gain (loss)

Total from investment             .25
operations

Net asset value, end of period   $ 10.25

TOTAL RETURN B, C                 2.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,638
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of net investment           .35% A
income to average net assets

Portfolio turnover                237% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS CLASS - T

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .00

Net realized and unrealized       .24
gain (loss)

Total from investment             .24
operations

Net asset value, end of period   $ 10.24

TOTAL RETURN B, C                 2.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 8,807
(000 omitted)

Ratio of expenses to average      2.25% A, F
net assets

Ratio of net investment           .08% A
income to average net assets

Portfolio turnover                237% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       .22
gain (loss)

Total from investment             .21
operations

Net asset value, end of period   $ 10.21

TOTAL RETURN B, C                 2.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,669
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (.36)% A
income (loss) to average net
assets

Portfolio turnover                237% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       .23
gain (loss)

Total from investment             .22
operations

Net asset value, end of period   $ 10.22

TOTAL RETURN B, C                 2.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,682
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (.38)% A
income (loss) to average net
assets

Portfolio turnover                237% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .01

Net realized and unrealized       .24
gain (loss)

Total from investment             .25
operations

Net asset value, end of period   $ 10.25

TOTAL RETURN B, C                 2.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 663
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           .38% A
income to average net assets

Portfolio turnover                237% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $24,483,337 and $8,441,601, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *


* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 945        $ 359

CLASS T    8,494        592

CLASS B    5,664        4,597

CLASS C    5,324        5,324

          $ 20,427     $ 10,872

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 13,412     $ 6,126

CLASS T    25,984       8,882

CLASS B    655          655*

CLASS C    173          173*

          $ 40,224     $ 15,836

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 1,135   .30 *

CLASS T                 5,069    .30 *

CLASS B                 1,892    .33 *

CLASS C                 1,365    .26 *

INSTITUTIONAL CLASS     626      .32 *

                       $ 10,087

* ANNUALIZED.

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $6 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               2.00%                    $ 16,032

CLASS T               2.25%                     71,953

CLASS B               2.75%                     24,222

CLASS C               2.75%                     22,292

INSTITUTIONAL CLASS   1.75%                     8,277

                                               $ 142,776

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates, were record owners of approximately 12% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 19% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                            SHARES                        DOLLARS

                            DECEMBER 17, 1998             DECEMBER 17, 1998
                            (COMMENCEMENT OF OPERATIONS)  (COMMENCEMENT OF OPERATIONS)
                            TO APRIL 30, 1999             TO APRIL 30, 1999

CLASS A Shares sold                                       $ 1,857,246
                             183,425

Shares redeemed              (23,564)                      (237,981)

Net increase (decrease)      159,861                      $ 1,619,265

CLASS T Shares sold          966,849                      $ 9,840,980

Shares redeemed              (106,892)                     (1,073,371)

Net increase (decrease)      859,957                      $ 8,767,609

CLASS B Shares sold          265,557                      $ 2,685,482

Shares redeemed              (4,252)                       (42,699)

Net increase (decrease)      261,305                      $ 2,642,783

CLASS C Shares sold          270,378                      $ 2,747,744

Shares redeemed              (7,830)                       (79,473)

Net increase (decrease)      262,548                      $ 2,668,271

INSTITUTIONAL CLASS Shares   357,901                      $ 3,680,479
sold

Shares redeemed              (293,248)                     (3,022,593)

Net increase (decrease)      64,653                       $ 657,886




INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International Investment Advisors, Pembroke, Bermuda

Fidelity International Investment Advisors (U.K.) Limited
London, England

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard Spillane, Jr., Vice President

Kevin McCarey, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy , MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
GLOBAL EQUITY
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             8   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    11  A summary of the fund's
                          investments.

INVESTMENTS           12  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 31  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GLOBAL EQUITY FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV GLOBAL EQUITY -      9.30%
CL A

FIDELITY ADV GLOBAL EQUITY -      3.02%
CL A   (INCL. 5.75% SALES
CHARGE)

MSCI World                        12.03%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International World Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 1999, the index included over 1,462 equity securities of companies domiciled in 22 countries. This benchmark includes reinvested dividends and capital gains, if any and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR GLOBAL EQUITY FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV GLOBAL EQUITY -      9.20%
CL T

FIDELITY ADV GLOBAL EQUITY -      5.38%
CL T   (INCL. 3.50% SALES
CHARGE)

MSCI World                        12.03%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International World Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 1999, the index included over 1,462 equity securities of companies domiciled in 22 countries. This benchmark includes reinvested dividends and capital gains, if any and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
FIDELITY ADVISOR GLOBAL EQUITY FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV GLOBAL EQUITY -      9.00%
CL B

FIDELITY ADV GLOBAL EQUITY -      4.00%
CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI World                        12.03%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International World Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 1999, the index included over 1,462 equity securities of companies domiciled in 22 countries. This benchmark includes reinvested dividends and capital gains, if any and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR GLOBAL EQUITY FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return is 1%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV GLOBAL EQUITY -      9.00%
CL C

FIDELITY ADV GLOBAL EQUITY -      8.00%
CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI World                        12.03%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International World Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 1999, the index included over 1,462 equity securities of companies domiciled in 22 countries. This benchmark includes reinvested dividends and capital gains, if any and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(Photograph of Richard Habermann)

An interview with Richard
Habermann, Lead Portfolio Manager of Fidelity Advisor Global Equity
Fund

Q. HOW DID THE FUND PERFORM, DICK?

A. The fund has been up and running since December 17, 1998. From that date through April 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 9.30%, 9.20%, 9.00% and 9.00%, respectively. The Morgan Stanley Capital International World Index, meanwhile, returned 12.03% in that same time frame. Going forward, we'll look at the fund's performance in both six- and 12-month intervals.

Q. WHAT FACTORS SHAPED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. Much of the fund's underperformance relative to the Morgan Stanley index can be traced to poor stock selection. The fund's investment in Philip Morris and Swiss pharmaceutical company Novartis, for example, did not pan out as I had hoped. Philip Morris suffered from ongoing tobacco litigation concerns, while Novartis experienced slow sales growth. Another factor that hurt performance involved the euro, the new uniform currency of 11 European countries that was introduced on New Year's Day 1999. At first, the euro was received positively. As the period wore on, though, economic weakness in certain pockets of Europe spoiled the party. From January 1999 through the end of the period, in fact, the euro was down roughly 9%. The last negative I'd highlight was the fund's exposure to Asia. Most of the fund's Asian investments were based in Japan, but the beleaguered Southeast Asian markets actually performed fairly well. A light weighting in those regions also may have held performance back a bit.

Q. THE FUND HAD SIGNIFICANT EXPOSURE TO BOTH THE HEALTH AND
TELECOMMUNICATIONS INDUSTRIES. HOW DID THESE SECTORS PERFORM DURING
THE PERIOD?

A. While pharmaceutical stocks struggled in the U.S. during the period, several overseas drug makers prospered. Japan's Takeda Chemical, for instance, was a very strong performer as was U.K.-based SmithKline Beecham.Telecommunications, meanwhile, was a fertile area with much of the growth being fueled by the Internet and basic demand for better and faster communications. The fund's investments in Vodafone Group (U.K.) and Nippon Telegraph & Telephone (Japan) performed especially well.

Q. CAN YOU DESCRIBE THE FUND'S INVESTMENT PROCESS?

A. Sure. We focus basically on four main regions: Europe, Japan, Southeast Asia and North America. I serve as the point person for all investment decisions and rely heavily on input from sub-portfolio managers as well as a battalion of analysts in each of those regions. Our stock-picking process revolves more around individual analysis than country analysis. Of course, international investing is more risky than domestic investing and one of our major objectives is to try to minimize portfolio risk as much as possible.

Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD? WHICH WOULD YOU
CHARACTERIZE AS DISAPPOINTMENTS?

A. Along with the strong performance of the U.S. equity market during the period, U.S.-based stocks Texas Instruments and Cisco Systems generated positive results. Texas Instruments was a beneficiary of the strong telecommunications environment I mentioned, while Cisco Systems continued to realize strong results from the popularity of the Internet. Among the disappointments, I'd include two technology stocks
- Micron Technology and Compaq - as well as overseas tobacco company Tabacalera. Micron, which is in the dynamic random accessing memory
(DRAM) business, suffered as DRAM prices declined, and Compaq - which the fund no longer owns - was hurt by lower PC prices and a shift towards direct and online PC purchasing trends. Tabacalera felt the effects of the ongoing tobacco litigation here in the States.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS, DICK?

A. Compared to a year ago, overseas markets have shown steady improvement. Many of the problems we witnessed last year - namely turbulence in Asia and eastern Europe - have either been addressed by the countries involved or helped by the International Monetary Fund, a global bank set up to provide financial assistance to troubled regions. There's also been a lot of interest-rate cutting in the past six months, which has stimulated business and increased stability. Going forward, I think we may see more of this gradual progress. One area that looks particularly interesting is Asia and I may look for more buying opportunities there.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: seeks long-term growth
of capital

START DATE: December 17,
1998

SIZE: as of April 30, 1999,
more than $7 million

MANAGER: Richard Habermann,
since inception; joined
Fidelity in 1968


DICK HABERMANN ON THE
STATE OF THE WORLD'S MARKETS:

U.S.: "The U.S. market continued
to be strong during the period, as
we saw more market participation
among the small- and mid-cap
stock groups. Increased market
breadth is generally positive. The
one concern I have is that so much
of the world lately has been
dependent on U.S. consumer
spending trends. It would be nice
to see other parts of the world pick
it up in this area.
EUROPE: "While the decline of the
euro has been a negative, we have
seen some positive developments
on the corporate landscape.
Merger and acquisition activity
increased during the period -
particularly in the
telecommunications and banking
areas - and that has been
generally favorable. In addition,
with much of the region sharing
the same currency, we've seen
more cross-border merger
activity and companies in
general are monitoring their
competitors closely.
JAPAN/SE ASIA: "While it's true
that this part of the world had no
place to go but up, I've been
impressed with the progress made
there. Japan continued to
struggle with its currency, as the
weak yen hurt domestic business
and helped exporters. We've also
seen a real change in the tone of
business in the smaller Asian
countries. This could bear watching
going forward."

INVESTMENT SUMMARY


TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS

General Electric Co. (United    1.8
States of America,
Electrical Equipment)

BP Amoco PLC (United Kingdom,   1.4
Oil & Gas)

Microsoft Corp. (United         1.4
States of America, Computer
Services & Software)

Cisco Systems, Inc. (United     1.4
States of America,
Communications Equipment)

MCI WorldCom, Inc. (United      1.4
States of America, Telephone
Services)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS

FINANCE                         19.6

TECHNOLOGY                      13.8

UTILITIES                       13.5

HEALTH                          9.6

ENERGY                          7.3

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS

United States of America        50.9

United Kingdom                  10.6

Japan                           10.2

France                          5.0

Germany                         3.5

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF APRIL 30, 1999

Row: 1, Col: 1, Value: 93.90000000000001
Row: 1, Col: 2, Value: 6.1

Stocks 93.9%
Short-term investments 6.1%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 92.5%

                                 SHARES                        VALUE (NOTE 1)

DENMARK - 0.7%

International Service Systems     662                          $ 38,935
AS Class B

Ratin AS Class B                  40                            6,892

Sydbank AS                        85                            2,869

                                                                48,696

FINLAND - 1.5%

KCI (Konecranes International)    155                           5,744

OY Nokia AB                       980                           72,704

Sampo Insurance Co. Ltd.          672                           21,210

UPM-Kymmene Corp.                 430                           13,044

                                                                112,702

FRANCE - 5.0%

Atos SA (a)                       80                            6,861

AXA SA de CV                      195                           25,230

Bouygues                          51                            12,992

Cap Gemini SA                     270                           41,366

Compagnie Financiere de           175                           18,640
Paribas Class A (Reg.)

Credit Commercial de France       176                           18,635

Dexia France                      50                            7,015

Elf Aquitaine                     128                           20,000

France Telecom SA                 184                           14,894

Groupe Danone                     106                           28,395

LVMH Moet Hennessy Louis          74                            19,886
Vuitton

Sanofi SA                         159                           24,966

Seita                             246                           14,847

Societe Generale, France          48                            8,609
Class A

Suez Lyonnaise des Eaux           84                            14,319

Total SA Class B                  326                           44,336

Vivendi SA                        178                           41,670

                                                                362,661

GERMANY - 2.6%

Aachener & Muenchener             64                            6,844
Beteiligungs AG (Reg.)

Allianz AG (Reg.)                 67                            21,069

BHF Bank AG                       390                           14,700

Deutsche Telekom AG               335                           13,234

Hannover Rueckversicherungs AG    130                           10,722

Hoechst AG                        415                           19,707

Mannesmann AG                     595                           77,866

Munich Reinsurance AG (Reg.)      13                            2,573

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

GERMANY - CONTINUED

Schering AG                       70                           $ 8,079

Viag AG                           35                            17,565

                                                                192,359

IRELAND - 0.6%

Bank of Ireland, Inc.             944                           18,903

CRH PLC                           1,220                         23,978

                                                                42,881

ITALY - 2.2%

Assicurazioni Generali Spa        501                           19,537

Banca Fideuram Spa                3,920                         22,238

Eni Spa sponsored ADR             4,996                         32,913

Finmeccanica Spa (a)              19,903                        19,615

Italgas Spa                       3,113                         14,025

Olivetti & Co. Spa                6,530                         22,733

San Paolo-IMI Spa                 371                           5,590

Unicredito Italiano Spa           4,112                         20,959

                                                                157,610

JAPAN - 10.2%

Aeon Credit Service Ltd.          100                           8,628

Ajinomoto Co., Inc.               1,000                         11,568

Asahi Chemical Industry Co.       1,000                         5,822
Ltd.

Asahi Glass Co. Ltd.              1,000                         7,656

Bank of Tokyo-Mitsubishi Ltd.     2,000                         29,519

Benesse Corp.                     100                           8,343

Bridgestone Corp.                 1,000                         26,805

Canon, Inc.                       1,000                         24,460

Citizen Watch Co. Ltd.            1,000                         8,293

Daikin Industries Ltd.            1,000                         10,437

Dainippon Screen                  1,000                         4,858
Manufacturing Co. Ltd.

DDI Corp.                         2                             9,935

Fuji Bank Ltd.                    2,000                         15,614

Fuji Soft ABC, Inc.               130                           7,906

Fujitsu Ltd.                      1,000                         17,130

Furukawa Electric Co. Ltd.        1,000                         4,373

Hirose Electric Co. Ltd.          100                           9,298

Hitachi Ltd.                      1,000                         7,300

Ito En Ltd.                       100                           6,902

Kao Corp.                         1,000                         25,381

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

JAPAN - CONTINUED

Kirin Brewery Co. Ltd.            1,000                        $ 11,308

Kokusai Securities Co. Ltd.       1,000                         12,481

Kuraray Co. Ltd.                  1,000                         11,392

Kyocera Corp.                     100                           5,939

Matsushita Electric               1,000                         19,015
Industrial Co. Ltd.

Matsushita Electric Works Co.     1,000                         10,580
Ltd.

Meiwa Estate Co. Ltd.             300                           9,524

Minebea Co. Ltd.                  1,000                         9,675

Minolta Co. Ltd.                  1,000                         5,537

Mitsubishi Trust & Banking        1,000                         10,973
Corp.

Mitsui Mining & Smelting Co.      1,000                         5,177
Ltd.

NEC Corp.                         1,000                         11,945

NGK Insulators Ltd.               1,000                         12,188

Nidec Corp.                       100                           12,984

Nippon Sheet Glass Co. Ltd.       1,000                         3,820

Nippon System Development Co.     200                           10,219

Nippon Telegraph & Telephone      3                             32,669
Corp.

Nomura Securities Co. Ltd.        1,000                         10,789

Orix Corp.                        100                           8,050

Ryohin Keikaku Co. Ltd.           100                           18,219

Sanden Corp.                      1,000                         8,058

Shohkoh Fund & Co. Ltd.           30                            17,591

Sony Corp.                        300                           27,750

Sony Music Entertainment Ltd.     100                           7,288

Sumitomo Bank Ltd. Japan          1,000                         13,537

Sumitomo Forestry Co. Ltd.        1,000                         7,455

Sumitomo Heavy Industries Co.     2,000                         4,808
Ltd.

Takeda Chemical Industries        1,000                         43,475
Ltd.

THK Co. Ltd.                      800                           13,872

Toda Corp.                        1,000                         5,596

Tokyo Seimitsu Co. Ltd.           600                           33,222

Toppan Forms Co. Ltd.             1,000                         19,015

Toshiba Corp.                     1,000                         6,701

Toyota Motor Corp.                1,000                         28,625

Uni-Charm Corp.                   100                           4,532

Union Tool Co.                    100                           7,371

World Co. Ltd.                    200                           11,074

                                                                742,682

NETHERLANDS - 3.2%

Capital Gemini NV                 115                           5,997

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

NETHERLANDS - CONTINUED

Equant NV (a)                     570                          $ 51,842

Fortis Amev NV                    400                           14,273

ING Groep NV                      894                           55,185

Koninklijke (Royal) Philips       325                           28,045
Electronics NV

Koninklijke Ahold NV              814                           30,295

Unilever NV                       450                           30,875

Vedior NV                         881                           19,869

                                                                236,381

PORTUGAL - 0.2%

Banco Pinto & Sotto Mayor SA      368                           6,877

Telecel Comunicacoes Pessoais     89                            11,921
SA

                                                                18,798

SPAIN - 1.5%

Iberdrola SA                      630                           8,838

Tabacalera SA Series A            1,960                         38,496

Telefonica SA                     1,155                         54,236

Telefonica SA rights 6/15/99      958                           893
(a)

Vallehermoso SA                   475                           4,728

                                                                107,191

SWEDEN - 1.3%

Assa Abloy AB Class B             370                           16,185

Electrolux AB                     400                           8,130

Ericsson (L.M.) Telefon AB        523                           14,121
Class B

Skandia Foersaekrings AB          2,445                         47,372

Svenska Handelsbanken             241                           9,052

                                                                94,860

SWITZERLAND - 2.0%

Credit Suisse Group (Reg.)        131                           26,002

Julius Baer Holding AG            10                            32,579

Kuoni Reisen Holding AG Class     4                             14,173
B (Reg.)

Novartis AG (Reg.)                32                            46,887

Swisscom AG                       65                            23,885

                                                                143,526

UNITED KINGDOM - 10.6%

3I Group PLC                      500                           5,425

Allied Zurich PLC (a)             1,700                         22,567

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Amvescap PLC                      600                          $ 6,380

Asda Group PLC                    5,000                         16,734

Ashtead Group PLC                 4,900                         17,959

AstraZeneca Group PLC             172                           6,726

Bank of Scotland                  1,400                         20,975

Barclays PLC                      900                           28,621

Barratt Developments PLC          2,400                         14,112

BBA Group PLC                     3,700                         29,625

BP Amoco PLC                      5,400                         101,869

British American Tobacco PLC      600                           5,041

British Telecommunications PLC    3,400                         57,035

Burmah Castrol PLC                700                           11,971

Cable & Wireless                  1,600                         18,275
Communications PLC (a)

Cadbury Schweppes PLC             900                           12,027

Dixons Group PLC                  800                           17,102

Gallaher Group PLC                1,800                         10,374

Glaxo Wellcome PLC                1,400                         40,775

HSBC Holdings PLC Ord.            500                           19,082

Kingfisher PLC                    1,100                         16,481

Lloyds TSB Group PLC              3,000                         48,354

National Grid Group PLC           2,400                         16,635

Nycomed Amersham PLC              1,300                         10,660

Prudential Corp. PLC              1,700                         24,279

Reuters Group PLC                 1,000                         13,565

Royal & Sun Alliance              1,600                         13,816
Insurance Group PLC

Scottish & Southern Energy PLC    600                           5,640

Shell Transport & Trading Co.     8,400                         63,613
PLC (Reg.)

SmithKline Beecham PLC            2,300                         30,216

Vodafone Group PLC                3,800                         68,163

                                                                774,097

UNITED STATES OF AMERICA -
50.9%

Abbott Laboratories               600                           29,063

Abercrombie & Fitch Co. Class     330                           31,391
A (a)

ADC Telecommunications, Inc.      220                           10,519
(a)

AES Corp. (a)                     680                           34,000

AFLAC, Inc.                       200                           10,850

AirTouch Communications, Inc.     290                           27,079
(a)

Albertson's, Inc.                 90                            4,635

Alcoa, Inc.                       830                           51,668

Allergan, Inc.                    60                            5,393

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

America Online, Inc.              420                          $ 59,955

American Bankers Insurance        300                           15,731
Group, Inc.

American Express Co.              170                           22,217

American International Group,     360                           42,278
Inc.

Ameritech Corp.                   490                           33,534

Amgen, Inc. (a)                   960                           58,980

AmSouth Bancorp.                  300                           14,269

Anheuser-Busch Companies,         400                           29,250
Inc.

Aspect Development, Inc. (a)      100                           1,094

Associates First Capital          400                           17,725
Corp. Class A

Astoria Financial Corp.           180                           9,023

AT&T Corp.                        1,440                         72,720

Automatic Data Processing,        560                           24,920
Inc.

Bank of America Corp.             720                           51,840

Bank of New York Co., Inc.        900                           36,000

Bank One Corp.                    450                           26,550

Baxter International, Inc.        100                           6,300

Becton, Dickinson & Co.           500                           18,594

Biogen, Inc. (a)                  60                            5,704

Biomet, Inc.                      200                           8,200

BJ Services Co. (a)               500                           13,375

Bristol-Myers Squibb Co.          720                           45,765

Burlington Northern Santa Fe      1,040                         38,090
Corp.

Cablevision Systems Corp.         120                           9,285
Class A (a)

CBS Corp. (a)                     970                           44,196

Centex Corp.                      300                           10,969

Charter One Financial, Inc.       300                           9,375

Chase Manhattan Corp.             540                           44,685

Chevron Corp.                     250                           24,938

CIGNA Corp.                       100                           8,719

Cincinnati Bell, Inc.             280                           6,335

Cisco Systems, Inc. (a)           880                           100,375

Citigroup, Inc.                   1,050                         79,013

CMS Energy Corp.                  160                           7,040

Coastal Corp. (The)               200                           7,650

Comcast Corp. Class A             400                           26,275
(special)

Comerica, Inc.                    300                           19,519

Compuware Corp. (a)               60                            1,463

COMSAT Corp. Series 1             440                           14,300

Continental Airlines, Inc.        170                           7,342
Class B (a)

CVS Corp.                         270                           12,859

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

Danaher Corp.                     260                          $ 17,274

Dayton Hudson Corp.               310                           20,867

Disney (Walt) Co.                 1,000                         31,750

DST Systems, Inc. (a)             200                           11,650

Duke Energy Corp.                 200                           11,200

E.I. du Pont de Nemours and       30                            2,119
Co.

EMC Corp. (a)                     300                           32,681

Enron Corp.                       400                           30,100

Exxon Corp.                       540                           44,854

Fannie Mae                        500                           35,469

Federal-Mogul Corp.               500                           21,938

Federated Department Stores,      90                            4,202
Inc. (a)

First Data Corp.                  600                           25,463

Fleet Financial Group, Inc.       300                           12,919

Ford Motor Co.                    400                           25,575

Freddie Mac                       490                           30,748

General Electric Co.              1,230                         129,742

Guidant Corp.                     180                           9,664

Gulfstream Aerospace Corp. (a)    160                           7,800

Halliburton Co.                   600                           25,575

Hartford Life, Inc. Class A       200                           10,463

Health Management Associates,     400                           6,250
Inc. Class A (a)

Home Depot, Inc.                  470                           28,171

Household International, Inc.     380                           19,119

IMS Health, Inc.                  400                           12,000

Intel Corp.                       880                           53,845

International Business            40                            8,368
Machines Corp.

IPALCO Enterprises, Inc.          600                           13,838

Johnson & Johnson                 600                           58,500

Kimberly-Clark Corp.              360                           22,073

KLA-Tencor Corp. (a)              150                           7,444

Lehman Brothers Holdings,         200                           11,113
Inc.

Lilly (Eli) & Co.                 550                           40,494

Lincare Holdings, Inc. (a)        500                           14,813

Lowe's Companies, Inc.            350                           18,463

Lucent Technologies, Inc.         570                           34,271

Masco Corp.                       400                           11,750

Maxim Integrated Products,        90                            5,040
Inc. (a)

MBIA, Inc.                        430                           28,918

McDonald's Corp.                  1,410                         59,749

MCI WorldCom, Inc. (a)            1,200                         98,625

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

McLeodUSA, Inc. Class A (a)       300                          $ 16,819

MediaOne Group, Inc.              300                           24,469

Merck & Co., Inc.                 1,050                         73,763

Meyer (Fred), Inc. (a)            500                           27,063

Micron Technology, Inc. (a)       370                           13,736

Microsoft Corp. (a)               1,250                         101,641

Mobil Corp.                       490                           51,328

Monsanto Co.                      380                           17,195

Morgan Stanley, Dean Witter &     50                            4,959
Co.

Motorola, Inc.                    690                           55,286

Nabisco Holdings Corp. Class A    160                           6,050

Navistar International Corp.      160                           8,370
(a)

Ogden Corp.                       300                           7,744

Oracle Corp. (a)                  480                           12,990

PepsiCo, Inc.                     780                           28,811

Pfizer, Inc.                      160                           18,410

PG&E Corp.                        1,650                         51,253

Philip Morris Companies, Inc.     1,400                         49,088

Procter & Gamble Co.              660                           61,916

Protective Life Corp.             300                           11,756

Providian Financial Corp.         80                            10,325

Sabre Group Holdings, Inc.        620                           32,318
Class A (a)

Safeway, Inc. (a)                 500                           26,969

SBC Communications, Inc.          790                           44,240

Schering-Plough Corp.             810                           39,133

Sepracor, Inc. (a)                40                            3,380

Shaw Industries, Inc. (a)         310                           5,619

Siebel Systems, Inc. (a)          40                            1,538

Stillwater Mining Co. (a)         900                           25,481

Texaco, Inc.                      300                           18,825

Texas Instruments, Inc.           400                           40,850

Textron, Inc.                     230                           21,189

Time Warner, Inc.                 570                           39,900

TJX Companies, Inc.               300                           9,994

Tricon Global Restaurants,        190                           12,231
Inc. (a)

TRW, Inc.                         150                           6,291

Tyco International Ltd.           110                           8,938

U.S. Bancorp                      680                           25,203

Union Pacific Corp.               100                           6,000

Union Pacific Resources           610                           8,540
Group, Inc.

United Technologies Corp.         200                           28,975

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

Universal Health Services,        200                          $ 10,363
Inc. Class B (a)

USX-Marathon Group                1,610                         50,313

Vastar Resources, Inc.            200                           10,975

Viacom, Inc. Class B              170                           6,949
(non-vtg.) (a)

Wal-Mart Stores, Inc.             800                           36,800

Walgreen Co.                      200                           5,375

Warner-Lambert Co.                610                           41,442

Washington Mutual, Inc.           640                           26,320

Waste Management, Inc.            710                           40,115

Wells Fargo & Co.                 880                           38,005

Zions Bancorp                     90                            6,002

                                                                3,717,192

TOTAL COMMON STOCKS                                             6,751,636
(Cost $6,207,215)

NONCONVERTIBLE PREFERRED
STOCKS - 1.4%



GERMANY - 0.9%

Boss (Hugo) AG                    10                            14,241

Volkswagen AG                     500                           21,330

Wella AG                          42                            33,352

                                                                68,923

ITALY - 0.5%

Telecom Italia Mobile Spa         3,287                         10,952

Telecom Italia Spa Risp           4,000                         21,519

                                                                32,471

TOTAL NONCONVERTIBLE                                            101,394
PREFERRED STOCKS
(Cost $113,020)

CASH EQUIVALENTS - 6.1%

                                 MATURITY AMOUNT

Investments in repurchase        $ 445,181                      445,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99
(Cost $445,000)

TOTAL INVESTMENT IN                                             $ 7,298,030
SECURITIES - 100%
(Cost $6,765,235)

LEGEND

(a) Non-income producing

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

AEROSPACE & DEFENSE           0.8%

BASIC INDUSTRIES              1.9

CASH EQUIVALENTS              6.1

CONSTRUCTION & REAL ESTATE    1.9

DURABLES                      4.0

ENERGY                        7.3

FINANCE                       19.6

HEALTH                        9.6

HOLDING COMPANIES             0.3

INDUSTRIAL MACHINERY &        3.9
EQUIPMENT

MEDIA & LEISURE               3.7

NONDURABLES                   5.9

PRECIOUS METALS               0.3

RETAIL & WHOLESALE            4.6

SERVICES                      2.1

TECHNOLOGY                    13.8

TRANSPORTATION                0.7

UTILITIES                      13.5

                              100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $6,765,235. Net unrealized appreciation aggregated $532,795, of which $755,961 related to appreciated investment securities and $223,166 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 7,298,030
value (including repurchase
agreements of $445,000)
(cost $6,765,235) -  See
accompanying schedule

Cash                                       287

Receivable for investments                 34,853
sold

Receivable for fund shares                 51,827
sold

Dividends receivable                       9,970

Prepaid expenses                           55,622

Receivable from investment                 14,504
adviser for expense
reductions

 TOTAL ASSETS                              7,465,093

LIABILITIES

Payable for investments        $ 195,810
purchased

Distribution fees payable       3,393

Other payables and accrued      25,595
expenses

 TOTAL LIABILITIES                         224,798

NET ASSETS                                $ 7,240,295

Net Assets consist of:

Paid in capital                           $ 6,723,304

Accumulated net investment                 (20,185)
loss

Accumulated undistributed net              4,535
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                532,641
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 7,240,295

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.93
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,341,363 (divided by)
122,705 shares)

Maximum offering price per         $11.60
share (100/94.25 of $10.93)

CLASS T: NET ASSET VALUE and       $10.92
redemption price per share
($1,854,986 (divided by)
169,845 shares)

Maximum offering price per         $11.32
share (100/96.50 of $10.92)

CLASS B: NET ASSET VALUE and       $10.90
offering price per share
($1,404,161 (divided by)
128,822 shares) A

CLASS C: NET ASSET VALUE and       $10.90
offering price per share
($1,545,049 (divided by)
141,730 shares) A

INSTITUTIONAL CLASS: NET           $10.94
ASSET VALUE, offering price
and redemption price   per
share ($1,094,736 (divided
by) 100,058 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                       DECEMBER 17, 1998
                                       (COMMENCEMENT OF OPERATIONS)
                                       TO APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                           $ 24,656
Dividends

Interest                                     8,540

                                             33,196

Less foreign taxes withheld                  (1,823)

 TOTAL INCOME                                31,373

EXPENSES

Management fee                   $ 16,484

Transfer agent fees               5,327

Distribution fees                 12,740

Accounting fees and expenses      22,049

Custodian fees and expenses       19,900

Registration fees                 45,692

Audit                             10,309

Miscellaneous                     118

 Total expenses before            132,619
reductions

 Expense reductions               (81,061)   51,558

NET INVESTMENT INCOME (LOSS)                 (20,185)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            9,431

 Foreign currency transactions    (4,896)    4,535

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            532,795

 Assets and liabilities in        (154)      532,641
foreign currencies

NET GAIN (LOSS)                              537,176

NET INCREASE (DECREASE) IN                  $ 516,991
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 17, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO APRIL 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (20,185)
income (loss)

 Net realized gain (loss)      4,535

 Change in net unrealized      532,641
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    516,991
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       6,723,304
increase (decrease)

  TOTAL INCREASE (DECREASE)    7,240,295
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 7,240,295
accumulated net investment
loss of $20,185)

FINANCIAL HIGHLIGHTS - CLASS A

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)

Net realized and unrealized       .95
gain (loss)

Total from investment             .93
operations

Net asset value, end of period   $ 10.93

TOTAL RETURN B, C                 9.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,341
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of net investment           (.59)% A
(loss) income to average net
assets

Portfolio turnover                65% A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       .95
gain (loss)

Total from investment             .92
operations

Net asset value, end of period   $ 10.92

TOTAL RETURN B, C                 9.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,855
(000 omitted)

Ratio of expenses to average      2.25% A, F
net assets

Ratio of net investment           (.84)%A
income (loss) to average net
assets

Portfolio turnover                65%A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.05)

Net realized and unrealized       .95
gain (loss)

Total from investment             .90
operations

Net asset value, end of period   $ 10.90

TOTAL RETURN B, C                 9.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,404
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (1.34)% A
income (loss) to average net
assets

Portfolio turnover                65% A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.05)

Net realized and unrealized       .95
gain (loss)

Total from investment             .90
operations

Net asset value, end of period   $ 10.90

TOTAL RETURN B, C                 9.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,545
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (1.34)% A
income (loss) to average net
assets

Portfolio turnover                65% A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       .95
gain (loss)

Total from investment             .94
operations

Net asset value, end of period   $ 10.94

TOTAL RETURN B, C                 9.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,095
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           (.34)% A
income (loss) to average net
assets

Portfolio turnover                65% A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Global Equity Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $7,703,884 and $1,393,080, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,062      $ 968

CLASS T    2,638        1,931

CLASS B    4,241        4,147

CLASS C    4,799        4,799

          $ 12,740     $ 11,845

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,844      $ 981

CLASS T    1,617        901

CLASS B    0            0*

CLASS C    -            -*

          $ 3,461      $ 1,882

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 970    .23 *

CLASS T                 1,275   .24 *

CLASS B                 1,058   .25 *

CLASS C                 1,167   .25 *

INSTITUTIONAL CLASS     857     .22 *

                       $ 5,327

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $130 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               2.00%                    $ 15,245

CLASS T               2.25%                     19,253

CLASS B               2.75%                     15,335

CLASS C               2.75%                     17,345

INSTITUTIONAL CLASS   1.75%                     13,876

                                               $ 81,054

5. EXPENSE REDUCTIONS - CONTINUED

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 75% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                          SHARES                           DOLLARS

                          DECEMBER 17, 1998                DECEMBER 17, 1998
                          (COMMENCEMENT OF OPERATIONS)     (COMMENCEMENT OF OPERATIONS)
                          TO APRIL 30,                     TO APRIL 30,

                          1999                             1999



CLASS A Shares sold        124,626                         $ 1,261,920

Shares redeemed            (1,921)                          (20,721)

Net increase (decrease)    122,705                         $ 1,241,199

CLASS T Shares sold        172,433                         $ 1,764,800

Shares redeemed            (2,588)                          (27,634)

Net increase (decrease)    169,845                         $ 1,737,166

CLASS B Shares sold        129,810                         $ 1,316,410

Shares redeemed            (988)                            (10,398)

Net increase (decrease)    128,822                         $ 1,306,012

CLASS C

Shares sold                141,730                         $ 1,438,316

INSTITUTIONAL CLASS

Shares sold                100,058                         $ 1,000,611




INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International Investment Advisors, Pembroke, Bermuda

Fidelity International Investments Advisors (U.K.) Limited,
London, England

Fidelity Investments Japan Limited,
Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard C. Habermann, Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
GLOBAL EQUITY
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    8   A summary of the fund's
                          investments.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 28  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GLOBAL EQUITY FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV GLOBAL EQUITY -      9.40%
INST CL

MSCI World                        12.03%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International World Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 1999, the index included over 1,462 equity securities of companies domiciled in 22 countries. This benchmark includes reinvested dividends and capital gains, if any and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(Photograph of Richard Habermann)

An interview with Richard
Habermann, Lead Portfolio Manager of Fidelity Advisor Global Equity
Fund

Q. HOW DID THE FUND PERFORM, DICK?

A. The fund has been up and running since December 17, 1998. From that date through April 30, 1999, the fund's Institutional Class shares returned 9.40%. The Morgan Stanley Capital International World Index, meanwhile, returned 12.03% in that same time frame. Going forward, we'll look at the fund's performance in both six- and 12-month intervals.

Q. WHAT FACTORS SHAPED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. Much of the fund's underperformance relative to the Morgan Stanley index can be traced to poor stock selection. The fund's investment in Philip Morris and Swiss pharmaceutical company Novartis, for example, did not pan out as I had hoped. Philip Morris suffered from ongoing tobacco litigation concerns, while Novartis experienced slow sales growth. Another factor that hurt performance involved the euro, the new uniform currency of 11 European countries that was introduced on New Year's Day 1999. At first, the euro was received positively. As the period wore on, though, economic weakness in certain pockets of Europe spoiled the party. From January 1999 through the end of the period, in fact, the euro was down roughly 9%. The last negative I'd highlight was the fund's exposure to Asia. Most of the fund's Asian investments were based in Japan, but the beleaguered Southeast Asian markets actually performed fairly well. A light weighting in those regions also may have held performance back a bit.

Q. THE FUND HAD SIGNIFICANT EXPOSURE TO BOTH THE HEALTH AND
TELECOMMUNICATIONS INDUSTRIES. HOW DID THESE SECTORS PERFORM DURING
THE PERIOD?

A. While pharmaceutical stocks struggled in the U.S. during the period, several overseas drug makers prospered. Japan's Takeda Chemical, for instance, was a very strong performer as was U.K.-based SmithKline Beecham.Telecommunications, meanwhile, was a fertile area with much of the growth being fueled by the Internet and basic demand for better and faster communications. The fund's investments in Vodafone Group (U.K.) and Nippon Telegraph & Telephone (Japan) performed especially well.

Q. CAN YOU DESCRIBE THE FUND'S INVESTMENT PROCESS?

A. Sure. We focus basically on four main regions: Europe, Japan, Southeast Asia and North America. I serve as the point person for all investment decisions and rely heavily on input from sub-portfolio managers as well as a battalion of analysts in each of those regions. Our stock-picking process revolves more around individual analysis than country analysis. Of course, international investing is more risky than domestic investing and one of our major objectives is to try to minimize portfolio risk as much as possible.

Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD? WHICH WOULD YOU
CHARACTERIZE AS DISAPPOINTMENTS?

A. Along with the strong performance of the U.S. equity market during the period, U.S.-based stocks Texas Instruments and Cisco Systems generated positive results. Texas Instruments was a beneficiary of the strong telecommunications environment I mentioned, while Cisco Systems continued to realize strong results from the popularity of the Internet. Among the disappointments, I'd include two technology stocks
- Micron Technology and Compaq - as well as overseas tobacco company Tabacalera. Micron, which is in the dynamic random accessing memory
(DRAM) business, suffered as DRAM prices declined, and Compaq - which the fund no longer owns - was hurt by lower PC prices and a shift towards direct and online PC purchasing trends. Tabacalera felt the effects of the ongoing tobacco litigation here in the States.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS, DICK?

A. Compared to a year ago, overseas markets have shown steady improvement. Many of the problems we witnessed last year - namely turbulence in Asia and eastern Europe - have either been addressed by the countries involved or helped by the International Monetary Fund, a global bank set up to provide financial assistance to troubled regions. There's also been a lot of interest-rate cutting in the past six months, which has stimulated business and increased stability. Going forward, I think we may see more of this gradual progress. One area that looks particularly interesting is Asia and I may look for more buying opportunities there.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: seeks long-term growth
of capital

START DATE: December 17,
1998

SIZE: as of April 30, 1999,
more than $7 million

MANAGER: Richard Habermann,
since inception; joined
Fidelity in 1968


DICK HABERMANN ON THE
STATE OF THE WORLD'S MARKETS:

U.S.: "The U.S. market continued
to be strong during the period, as
we saw more market participation
among the small- and mid-cap
stock groups. Increased market
breadth is generally positive. The
one concern I have is that so much
of the world lately has been
dependent on U.S. consumer
spending trends. It would be nice
to see other parts of the world pick
it up in this area.

EUROPE: "While the decline of the
euro has been a negative, we have
seen some positive developments
on the corporate landscape.
Merger and acquisition activity
increased during the period -
particularly in the
telecommunications and banking
areas - and that has been
generally favorable. In addition,
with much of the region sharing
the same currency, we've seen
more cross-border merger
activity and companies in
general are monitoring their
competitors closely.

JAPAN/SE ASIA: "While it's true
that this part of the world had no
place to go but up, I've been
impressed with the progress made
there. Japan continued to
struggle with its currency, as the
weak yen hurt domestic business
and helped exporters. We've also
seen a real change in the tone of
business in the smaller Asian
countries. This could bear watching
going forward."

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS

General Electric Co. (United    1.8
States of America,
Electrical Equipment)

BP Amoco PLC (United Kingdom,   1.4
Oil & Gas)

Microsoft Corp. (United         1.4
States of America, Computer
Services & Software)

Cisco Systems, Inc. (United     1.4
States of America,
Communications Equipment)

MCI WorldCom, Inc. (United      1.4
States of America, Telephone
Services)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS

FINANCE                         19.6

TECHNOLOGY                      13.8

UTILITIES                       13.5

HEALTH                          9.6

ENERGY                          7.3

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS

United States of America        50.9

United Kingdom                  10.6

Japan                           10.2

France                          5.0

Germany                         3.5

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF APRIL 30, 1999

Row: 1, Col: 1, Value: 93.90000000000001
Row: 1, Col: 2, Value: 6.1

Stocks 93.9%
Short-term investments 6.1%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 92.5%

                                 SHARES                        VALUE (NOTE 1)

DENMARK - 0.7%

International Service Systems     662                          $ 38,935
AS Class B

Ratin AS Class B                  40                            6,892

Sydbank AS                        85                            2,869

                                                                48,696

FINLAND - 1.5%

KCI (Konecranes International)    155                           5,744

OY Nokia AB                       980                           72,704

Sampo Insurance Co. Ltd.          672                           21,210

UPM-Kymmene Corp.                 430                           13,044

                                                                112,702

FRANCE - 5.0%

Atos SA (a)                       80                            6,861

AXA SA de CV                      195                           25,230

Bouygues                          51                            12,992

Cap Gemini SA                     270                           41,366

Compagnie Financiere de           175                           18,640
Paribas Class A (Reg.)

Credit Commercial de France       176                           18,635

Dexia France                      50                            7,015

Elf Aquitaine                     128                           20,000

France Telecom SA                 184                           14,894

Groupe Danone                     106                           28,395

LVMH Moet Hennessy Louis          74                            19,886
Vuitton

Sanofi SA                         159                           24,966

Seita                             246                           14,847

Societe Generale, France          48                            8,609
Class A

Suez Lyonnaise des Eaux           84                            14,319

Total SA Class B                  326                           44,336

Vivendi SA                        178                           41,670

                                                                362,661

GERMANY - 2.6%

Aachener & Muenchener             64                            6,844
Beteiligungs AG (Reg.)

Allianz AG (Reg.)                 67                            21,069

BHF Bank AG                       390                           14,700

Deutsche Telekom AG               335                           13,234

Hannover Rueckversicherungs AG    130                           10,722

Hoechst AG                        415                           19,707

Mannesmann AG                     595                           77,866

Munich Reinsurance AG (Reg.)      13                            2,573

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

GERMANY - CONTINUED

Schering AG                       70                           $ 8,079

Viag AG                           35                            17,565

                                                                192,359

IRELAND - 0.6%

Bank of Ireland, Inc.             944                           18,903

CRH PLC                           1,220                         23,978

                                                                42,881

ITALY - 2.2%

Assicurazioni Generali Spa        501                           19,537

Banca Fideuram Spa                3,920                         22,238

Eni Spa sponsored ADR             4,996                         32,913

Finmeccanica Spa (a)              19,903                        19,615

Italgas Spa                       3,113                         14,025

Olivetti & Co. Spa                6,530                         22,733

San Paolo-IMI Spa                 371                           5,590

Unicredito Italiano Spa           4,112                         20,959

                                                                157,610

JAPAN - 10.2%

Aeon Credit Service Ltd.          100                           8,628

Ajinomoto Co., Inc.               1,000                         11,568

Asahi Chemical Industry Co.       1,000                         5,822
Ltd.

Asahi Glass Co. Ltd.              1,000                         7,656

Bank of Tokyo-Mitsubishi Ltd.     2,000                         29,519

Benesse Corp.                     100                           8,343

Bridgestone Corp.                 1,000                         26,805

Canon, Inc.                       1,000                         24,460

Citizen Watch Co. Ltd.            1,000                         8,293

Daikin Industries Ltd.            1,000                         10,437

Dainippon Screen                  1,000                         4,858
Manufacturing Co. Ltd.

DDI Corp.                         2                             9,935

Fuji Bank Ltd.                    2,000                         15,614

Fuji Soft ABC, Inc.               130                           7,906

Fujitsu Ltd.                      1,000                         17,130

Furukawa Electric Co. Ltd.        1,000                         4,373

Hirose Electric Co. Ltd.          100                           9,298

Hitachi Ltd.                      1,000                         7,300

Ito En Ltd.                       100                           6,902

Kao Corp.                         1,000                         25,381

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

JAPAN - CONTINUED

Kirin Brewery Co. Ltd.            1,000                        $ 11,308

Kokusai Securities Co. Ltd.       1,000                         12,481

Kuraray Co. Ltd.                  1,000                         11,392

Kyocera Corp.                     100                           5,939

Matsushita Electric               1,000                         19,015
Industrial Co. Ltd.

Matsushita Electric Works Co.     1,000                         10,580
Ltd.

Meiwa Estate Co. Ltd.             300                           9,524

Minebea Co. Ltd.                  1,000                         9,675

Minolta Co. Ltd.                  1,000                         5,537

Mitsubishi Trust & Banking        1,000                         10,973
Corp.

Mitsui Mining & Smelting Co.      1,000                         5,177
Ltd.

NEC Corp.                         1,000                         11,945

NGK Insulators Ltd.               1,000                         12,188

Nidec Corp.                       100                           12,984

Nippon Sheet Glass Co. Ltd.       1,000                         3,820

Nippon System Development Co.     200                           10,219

Nippon Telegraph & Telephone      3                             32,669
Corp.

Nomura Securities Co. Ltd.        1,000                         10,789

Orix Corp.                        100                           8,050

Ryohin Keikaku Co. Ltd.           100                           18,219

Sanden Corp.                      1,000                         8,058

Shohkoh Fund & Co. Ltd.           30                            17,591

Sony Corp.                        300                           27,750

Sony Music Entertainment Ltd.     100                           7,288

Sumitomo Bank Ltd. Japan          1,000                         13,537

Sumitomo Forestry Co. Ltd.        1,000                         7,455

Sumitomo Heavy Industries Co.     2,000                         4,808
Ltd.

Takeda Chemical Industries        1,000                         43,475
Ltd.

THK Co. Ltd.                      800                           13,872

Toda Corp.                        1,000                         5,596

Tokyo Seimitsu Co. Ltd.           600                           33,222

Toppan Forms Co. Ltd.             1,000                         19,015

Toshiba Corp.                     1,000                         6,701

Toyota Motor Corp.                1,000                         28,625

Uni-Charm Corp.                   100                           4,532

Union Tool Co.                    100                           7,371

World Co. Ltd.                    200                           11,074

                                                                742,682

NETHERLANDS - 3.2%

Capital Gemini NV                 115                           5,997

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

NETHERLANDS - CONTINUED

Equant NV (a)                     570                          $ 51,842

Fortis Amev NV                    400                           14,273

ING Groep NV                      894                           55,185

Koninklijke (Royal) Philips       325                           28,045
Electronics NV

Koninklijke Ahold NV              814                           30,295

Unilever NV                       450                           30,875

Vedior NV                         881                           19,869

                                                                236,381

PORTUGAL - 0.2%

Banco Pinto & Sotto Mayor SA      368                           6,877

Telecel Comunicacoes Pessoais     89                            11,921
SA

                                                                18,798

SPAIN - 1.5%

Iberdrola SA                      630                           8,838

Tabacalera SA Series A            1,960                         38,496

Telefonica SA                     1,155                         54,236

Telefonica SA rights 6/15/99      958                           893
(a)

Vallehermoso SA                   475                           4,728

                                                                107,191

SWEDEN - 1.3%

Assa Abloy AB Class B             370                           16,185

Electrolux AB                     400                           8,130

Ericsson (L.M.) Telefon AB        523                           14,121
Class B

Skandia Foersaekrings AB          2,445                         47,372

Svenska Handelsbanken             241                           9,052

                                                                94,860

SWITZERLAND - 2.0%

Credit Suisse Group (Reg.)        131                           26,002

Julius Baer Holding AG            10                            32,579

Kuoni Reisen Holding AG Class     4                             14,173
B (Reg.)

Novartis AG (Reg.)                32                            46,887

Swisscom AG                       65                            23,885

                                                                143,526

UNITED KINGDOM - 10.6%

3I Group PLC                      500                           5,425

Allied Zurich PLC (a)             1,700                         22,567

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Amvescap PLC                      600                          $ 6,380

Asda Group PLC                    5,000                         16,734

Ashtead Group PLC                 4,900                         17,959

AstraZeneca Group PLC             172                           6,726

Bank of Scotland                  1,400                         20,975

Barclays PLC                      900                           28,621

Barratt Developments PLC          2,400                         14,112

BBA Group PLC                     3,700                         29,625

BP Amoco PLC                      5,400                         101,869

British American Tobacco PLC      600                           5,041

British Telecommunications PLC    3,400                         57,035

Burmah Castrol PLC                700                           11,971

Cable & Wireless                  1,600                         18,275
Communications PLC (a)

Cadbury Schweppes PLC             900                           12,027

Dixons Group PLC                  800                           17,102

Gallaher Group PLC                1,800                         10,374

Glaxo Wellcome PLC                1,400                         40,775

HSBC Holdings PLC Ord.            500                           19,082

Kingfisher PLC                    1,100                         16,481

Lloyds TSB Group PLC              3,000                         48,354

National Grid Group PLC           2,400                         16,635

Nycomed Amersham PLC              1,300                         10,660

Prudential Corp. PLC              1,700                         24,279

Reuters Group PLC                 1,000                         13,565

Royal & Sun Alliance              1,600                         13,816
Insurance Group PLC

Scottish & Southern Energy PLC    600                           5,640

Shell Transport & Trading Co.     8,400                         63,613
PLC (Reg.)

SmithKline Beecham PLC            2,300                         30,216

Vodafone Group PLC                3,800                         68,163

                                                                774,097

UNITED STATES OF AMERICA -
50.9%

Abbott Laboratories               600                           29,063

Abercrombie & Fitch Co. Class     330                           31,391
A (a)

ADC Telecommunications, Inc.      220                           10,519
(a)

AES Corp. (a)                     680                           34,000

AFLAC, Inc.                       200                           10,850

AirTouch Communications, Inc.     290                           27,079
(a)

Albertson's, Inc.                 90                            4,635

Alcoa, Inc.                       830                           51,668

Allergan, Inc.                    60                            5,393

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

America Online, Inc.              420                          $ 59,955

American Bankers Insurance        300                           15,731
Group, Inc.

American Express Co.              170                           22,217

American International Group,     360                           42,278
Inc.

Ameritech Corp.                   490                           33,534

Amgen, Inc. (a)                   960                           58,980

AmSouth Bancorp.                  300                           14,269

Anheuser-Busch Companies,         400                           29,250
Inc.

Aspect Development, Inc. (a)      100                           1,094

Associates First Capital          400                           17,725
Corp. Class A

Astoria Financial Corp.           180                           9,023

AT&T Corp.                        1,440                         72,720

Automatic Data Processing,        560                           24,920
Inc.

Bank of America Corp.             720                           51,840

Bank of New York Co., Inc.        900                           36,000

Bank One Corp.                    450                           26,550

Baxter International, Inc.        100                           6,300

Becton, Dickinson & Co.           500                           18,594

Biogen, Inc. (a)                  60                            5,704

Biomet, Inc.                      200                           8,200

BJ Services Co. (a)               500                           13,375

Bristol-Myers Squibb Co.          720                           45,765

Burlington Northern Santa Fe      1,040                         38,090
Corp.

Cablevision Systems Corp.         120                           9,285
Class A (a)

CBS Corp. (a)                     970                           44,196

Centex Corp.                      300                           10,969

Charter One Financial, Inc.       300                           9,375

Chase Manhattan Corp.             540                           44,685

Chevron Corp.                     250                           24,938

CIGNA Corp.                       100                           8,719

Cincinnati Bell, Inc.             280                           6,335

Cisco Systems, Inc. (a)           880                           100,375

Citigroup, Inc.                   1,050                         79,013

CMS Energy Corp.                  160                           7,040

Coastal Corp. (The)               200                           7,650

Comcast Corp. Class A             400                           26,275
(special)

Comerica, Inc.                    300                           19,519

Compuware Corp. (a)               60                            1,463

COMSAT Corp. Series 1             440                           14,300

Continental Airlines, Inc.        170                           7,342
Class B (a)

CVS Corp.                         270                           12,859

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

Danaher Corp.                     260                          $ 17,274

Dayton Hudson Corp.               310                           20,867

Disney (Walt) Co.                 1,000                         31,750

DST Systems, Inc. (a)             200                           11,650

Duke Energy Corp.                 200                           11,200

E.I. du Pont de Nemours and       30                            2,119
Co.

EMC Corp. (a)                     300                           32,681

Enron Corp.                       400                           30,100

Exxon Corp.                       540                           44,854

Fannie Mae                        500                           35,469

Federal-Mogul Corp.               500                           21,938

Federated Department Stores,      90                            4,202
Inc. (a)

First Data Corp.                  600                           25,463

Fleet Financial Group, Inc.       300                           12,919

Ford Motor Co.                    400                           25,575

Freddie Mac                       490                           30,748

General Electric Co.              1,230                         129,742

Guidant Corp.                     180                           9,664

Gulfstream Aerospace Corp. (a)    160                           7,800

Halliburton Co.                   600                           25,575

Hartford Life, Inc. Class A       200                           10,463

Health Management Associates,     400                           6,250
Inc. Class A (a)

Home Depot, Inc.                  470                           28,171

Household International, Inc.     380                           19,119

IMS Health, Inc.                  400                           12,000

Intel Corp.                       880                           53,845

International Business            40                            8,368
Machines Corp.

IPALCO Enterprises, Inc.          600                           13,838

Johnson & Johnson                 600                           58,500

Kimberly-Clark Corp.              360                           22,073

KLA-Tencor Corp. (a)              150                           7,444

Lehman Brothers Holdings,         200                           11,113
Inc.

Lilly (Eli) & Co.                 550                           40,494

Lincare Holdings, Inc. (a)        500                           14,813

Lowe's Companies, Inc.            350                           18,463

Lucent Technologies, Inc.         570                           34,271

Masco Corp.                       400                           11,750

Maxim Integrated Products,        90                            5,040
Inc. (a)

MBIA, Inc.                        430                           28,918

McDonald's Corp.                  1,410                         59,749

MCI WorldCom, Inc. (a)            1,200                         98,625

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

McLeodUSA, Inc. Class A (a)       300                          $ 16,819

MediaOne Group, Inc.              300                           24,469

Merck & Co., Inc.                 1,050                         73,763

Meyer (Fred), Inc. (a)            500                           27,063

Micron Technology, Inc. (a)       370                           13,736

Microsoft Corp. (a)               1,250                         101,641

Mobil Corp.                       490                           51,328

Monsanto Co.                      380                           17,195

Morgan Stanley, Dean Witter &     50                            4,959
Co.

Motorola, Inc.                    690                           55,286

Nabisco Holdings Corp. Class A    160                           6,050

Navistar International Corp.      160                           8,370
(a)

Ogden Corp.                       300                           7,744

Oracle Corp. (a)                  480                           12,990

PepsiCo, Inc.                     780                           28,811

Pfizer, Inc.                      160                           18,410

PG&E Corp.                        1,650                         51,253

Philip Morris Companies, Inc.     1,400                         49,088

Procter & Gamble Co.              660                           61,916

Protective Life Corp.             300                           11,756

Providian Financial Corp.         80                            10,325

Sabre Group Holdings, Inc.        620                           32,318
Class A (a)

Safeway, Inc. (a)                 500                           26,969

SBC Communications, Inc.          790                           44,240

Schering-Plough Corp.             810                           39,133

Sepracor, Inc. (a)                40                            3,380

Shaw Industries, Inc. (a)         310                           5,619

Siebel Systems, Inc. (a)          40                            1,538

Stillwater Mining Co. (a)         900                           25,481

Texaco, Inc.                      300                           18,825

Texas Instruments, Inc.           400                           40,850

Textron, Inc.                     230                           21,189

Time Warner, Inc.                 570                           39,900

TJX Companies, Inc.               300                           9,994

Tricon Global Restaurants,        190                           12,231
Inc. (a)

TRW, Inc.                         150                           6,291

Tyco International Ltd.           110                           8,938

U.S. Bancorp                      680                           25,203

Union Pacific Corp.               100                           6,000

Union Pacific Resources           610                           8,540
Group, Inc.

United Technologies Corp.         200                           28,975

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

Universal Health Services,        200                          $ 10,363
Inc. Class B (a)

USX-Marathon Group                1,610                         50,313

Vastar Resources, Inc.            200                           10,975

Viacom, Inc. Class B              170                           6,949
(non-vtg.) (a)

Wal-Mart Stores, Inc.             800                           36,800

Walgreen Co.                      200                           5,375

Warner-Lambert Co.                610                           41,442

Washington Mutual, Inc.           640                           26,320

Waste Management, Inc.            710                           40,115

Wells Fargo & Co.                 880                           38,005

Zions Bancorp                     90                            6,002

                                                                3,717,192

TOTAL COMMON STOCKS                                             6,751,636
(Cost $6,207,215)

NONCONVERTIBLE PREFERRED
STOCKS - 1.4%



GERMANY - 0.9%

Boss (Hugo) AG                    10                            14,241

Volkswagen AG                     500                           21,330

Wella AG                          42                            33,352

                                                                68,923

ITALY - 0.5%

Telecom Italia Mobile Spa         3,287                         10,952

Telecom Italia Spa Risp           4,000                         21,519

                                                                32,471

TOTAL NONCONVERTIBLE                                            101,394
PREFERRED STOCKS
(Cost $113,020)

CASH EQUIVALENTS - 6.1%

                                 MATURITY AMOUNT

Investments in repurchase        $ 445,181                      445,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99
(Cost $445,000)

TOTAL INVESTMENT IN                                             $ 7,298,030
SECURITIES - 100%
(Cost $6,765,235)

LEGEND

(a) Non-income producing

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

AEROSPACE & DEFENSE           0.8%

BASIC INDUSTRIES              1.9

CASH EQUIVALENTS              6.1

CONSTRUCTION & REAL ESTATE    1.9

DURABLES                      4.0

ENERGY                        7.3

FINANCE                       19.6

HEALTH                        9.6

HOLDING COMPANIES             0.3

INDUSTRIAL MACHINERY &        3.9
EQUIPMENT

MEDIA & LEISURE               3.7

NONDURABLES                   5.9

PRECIOUS METALS               0.3

RETAIL & WHOLESALE            4.6

SERVICES                      2.1

TECHNOLOGY                    13.8

TRANSPORTATION                0.7

UTILITIES                      13.5

                              100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $6,765,235. Net unrealized appreciation aggregated $532,795, of which $755,961 related to appreciated investment securities and $223,166 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 7,298,030
value (including repurchase
agreements of $445,000)
(cost $6,765,235) -  See
accompanying schedule

Cash                                       287

Receivable for investments                 34,853
sold

Receivable for fund shares                 51,827
sold

Dividends receivable                       9,970

Prepaid expenses                           55,622

Receivable from investment                 14,504
adviser for expense
reductions

 TOTAL ASSETS                              7,465,093

LIABILITIES

Payable for investments        $ 195,810
purchased

Distribution fees payable       3,393

Other payables and accrued      25,595
expenses

 TOTAL LIABILITIES                         224,798

NET ASSETS                                $ 7,240,295

Net Assets consist of:

Paid in capital                           $ 6,723,304

Accumulated net investment                 (20,185)
loss

Accumulated undistributed net              4,535
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                532,641
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 7,240,295

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.93
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,341,363 (divided by)
122,705 shares)

Maximum offering price per         $11.60
share (100/94.25 of $10.93)

CLASS T: NET ASSET VALUE and       $10.92
redemption price per share
($1,854,986 (divided by)
169,845 shares)

Maximum offering price per         $11.32
share (100/96.50 of $10.92)

CLASS B: NET ASSET VALUE and       $10.90
offering price per share
($1,404,161 (divided by)
128,822 shares) A

CLASS C: NET ASSET VALUE and       $10.90
offering price per share
($1,545,049 (divided by)
141,730 shares) A

INSTITUTIONAL CLASS: NET           $10.94
ASSET VALUE, offering price
and redemption price   per
share ($1,094,736 (divided
by) 100,058 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                           DECEMBER 17, 1998
                                           (COMMENCEMENT OF OPERATIONS)
                                           TO APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                           $ 24,656
Dividends

Interest                                     8,540

                                             33,196

Less foreign taxes withheld                  (1,823)

 TOTAL INCOME                                31,373

EXPENSES

Management fee                   $ 16,484

Transfer agent fees               5,327

Distribution fees                 12,740

Accounting fees and expenses      22,049

Custodian fees and expenses       19,900

Registration fees                 45,692

Audit                             10,309

Miscellaneous                     118

 Total expenses before            132,619
reductions

 Expense reductions               (81,061)   51,558

NET INVESTMENT INCOME (LOSS)                 (20,185)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            9,431

 Foreign currency transactions    (4,896)    4,535

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            532,795

 Assets and liabilities in        (154)      532,641
foreign currencies

NET GAIN (LOSS)                              537,176

NET INCREASE (DECREASE) IN                  $ 516,991
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 17, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO APRIL 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (20,185)
income (loss)

 Net realized gain (loss)      4,535

 Change in net unrealized      532,641
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    516,991
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       6,723,304
increase (decrease)

  TOTAL INCREASE (DECREASE)    7,240,295
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 7,240,295
accumulated net investment
loss of $20,185)

FINANCIAL HIGHLIGHTS - CLASS A

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)

Net realized and unrealized       .95
gain (loss)

Total from investment             .93
operations

Net asset value, end of period   $ 10.93

TOTAL RETURN B, C                 9.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,341
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of net investment           (.59)% A
(loss) income to average net
assets

Portfolio turnover                65% A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       .95
gain (loss)

Total from investment             .92
operations

Net asset value, end of period   $ 10.92

TOTAL RETURN B, C                 9.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,855
(000 omitted)

Ratio of expenses to average      2.25% A, F
net assets

Ratio of net investment           (.84)%A
income (loss) to average net
assets

Portfolio turnover                65%A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.05)

Net realized and unrealized       .95
gain (loss)

Total from investment             .90
operations

Net asset value, end of period   $ 10.90

TOTAL RETURN B, C                 9.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,404
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (1.34)% A
income (loss) to average net
assets

Portfolio turnover                65% A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.05)

Net realized and unrealized       .95
gain (loss)

Total from investment             .90
operations

Net asset value, end of period   $ 10.90

TOTAL RETURN B, C                 9.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,545
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (1.34)% A
income (loss) to average net
assets

Portfolio turnover                65% A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       .95
gain (loss)

Total from investment             .94
operations

Net asset value, end of period   $ 10.94

TOTAL RETURN B, C                 9.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,095
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           (.34)% A
income (loss) to average net
assets

Portfolio turnover                65% A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Global Equity Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $7,703,884 and $1,393,080, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,062      $ 968

CLASS T    2,638        1,931

CLASS B    4,241        4,147

CLASS C    4,799        4,799

          $ 12,740     $ 11,845

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,844      $ 981

CLASS T    1,617        901

CLASS B    0            0*

CLASS C    -            -*

          $ 3,461      $ 1,882

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 970    .23 *

CLASS T                 1,275   .24 *

CLASS B                 1,058   .25 *

CLASS C                 1,167   .25 *

INSTITUTIONAL CLASS     857     .22 *

                       $ 5,327

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $130 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               2.00%                    $ 15,245

CLASS T               2.25%                     19,253

CLASS B               2.75%                     15,335

CLASS C               2.75%                     17,345

INSTITUTIONAL CLASS   1.75%                     13,876

                                               $ 81,054

5. EXPENSE REDUCTIONS - CONTINUED

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 75% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                          SHARES                           DOLLARS

                          DECEMBER 17, 1998                DECEMBER 17, 1998
                          (COMMENCEMENT OF OPERATIONS)     (COMMENCEMENT OF OPERATIONS)
                          TO APRIL 30,                     TO APRIL 30,

                          1999                             1999



CLASS A Shares sold        124,626                         $ 1,261,920

Shares redeemed            (1,921)                          (20,721)

Net increase (decrease)    122,705                         $ 1,241,199

CLASS T Shares sold        172,433                         $ 1,764,800

Shares redeemed            (2,588)                          (27,634)

Net increase (decrease)    169,845                         $ 1,737,166

CLASS B Shares sold        129,810                         $ 1,316,410

Shares redeemed            (988)                            (10,398)

Net increase (decrease)    128,822                         $ 1,306,012

CLASS C

Shares sold                141,730                         $ 1,438,316

INSTITUTIONAL CLASS

Shares sold                100,058                         $ 1,000,611







INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International Investment Advisors, Pembroke, Bermuda

Fidelity International Investments Advisors (U.K.) Limited,
London, England

Fidelity Investments Japan Limited,
Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard C. Habermann, Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Alloaction Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
JAPAN
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             8   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    11  A summary of the fund's
                          investments.

INVESTMENTS           12  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 28  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR JAPAN FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999         LIFE OF FUND

FIDELITY ADV JAPAN - CL A           19.80%

FIDELITY ADV JAPAN - CL A           12.91%
(INCL. 5.75% SALES CHARGE)

TOPIX                               19.37%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Tokyo Stock Exchange Index - a market capitalization-weighted index of over 1,100 stocks traded in the Japanese market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR JAPAN FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999         LIFE OF FUND

FIDELITY ADV JAPAN - CL T           19.70%

FIDELITY ADV JAPAN - CL T           15.51%
(INCL. 3.50% SALES CHARGE)

TOPIX                               19.37%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Tokyo Stock Exchange Index - a market capitalization-weighted index of over 1,100 stocks traded in the Japanese market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR JAPAN FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV JAPAN - CL B         19.50%

FIDELITY ADV JAPAN - CL B         14.50%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

TOPIX                             19.37%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Tokyo Stock Exchange Index - a market capitalization-weighted index of over 1,100 stocks traded in the Japanese market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR JAPAN FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return is 1%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV JAPAN - CL C         19.50%

FIDELITY ADV JAPAN - CL C         18.50%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

TOPIX                             19.37%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Tokyo Stock Exchange Index - a market capitalization-weighted index of over 1,100 stocks traded in the Japanese market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(Photograph of Brenda Reed)

An interview with Brenda Reed, Portfolio Manager of Fidelity Advisor
Japan Fund

Q. HOW DID THE FUND PERFORM, BRENDA?

A. From the fund's inception on December 17, 1998, through April 30, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of 19.80%, 19.70%, 19.50% and 19.50%, respectively. Those numbers slightly exceeded the 19.37% return of the Tokyo Stock Exchange Index (TOPIX) during the same period. Going forward, we will look at the fund's performance in both six- and 12-month intervals.

Q. WHAT FACTORS INFLUENCED THE FUND'S STRONG PERFORMANCE?

A. For one thing, the fund owned a number of stocks that benefited substantially from the restructuring occurring in many Japanese industries. A second factor was the fund's overweighting and favorable stock selection in the strong telecommunications sector. I'd also mention the fund's relatively heavy emphasis on small- and mid-capitalization stocks, which were even stronger than large-cap shares. It's worth noting, too, that the fund's high absolute returns were attributable in part to a stable yen. Currency fluctuation is one factor that tends to make foreign investments riskier than those that are U.S.-based. On the negative side, the fund's returns were limited somewhat by the small pool of cash available to invest during its start-up phase.

Q. WHY IS RESTRUCTURING SUCH AN IMPORTANT TREND IN JAPAN NOW?

A. After years of operating in a fairly protected environment, Japanese managers are being told by their government that they must compete effectively or go out of business. The biggest problems, of course, have to do with the troubled financial sector, where most banks are still in the process of recovering from a huge backlog of bad real estate loans. These problems have been exacerbated because the Japanese economy has been extremely depressed for the past several years. This has made it difficult for companies in most industries to grow their way out of their problems. The other ways to improve performance are to cut unnecessary costs, improve economies of scale through mergers and acquisitions, close down unprofitable business lines and increase productivity through investments in technology - in other words, restructuring.

Q. WAS RESTRUCTURING A CATALYST FOR THE STRONG PERFORMANCE OF THE
FUND'S SMALL- AND MID-CAP TECHNOLOGY STOCKS?

A. It certainly was a key factor. Most Japanese companies are behind their peers in the United States when it comes to availing themselves of the technological advances of the past decade or so. Software and hardware upgrades are particularly needed by banks, which are under the gun to improve their balance sheets. With Japanese companies playing catch-up, many small software vendors and developers reaped the benefits.

Q. WHAT STOCKS DID WELL FOR THE FUND?

A. Hikari Tsushin helped the fund's performance. The stock is a play on the exploding market for cellular communications in Japan. Earnings were strong because the company opened a lot of new stores and sales at existing stores were robust. Sony Music Entertainment, a publicly traded subsidiary of Sony Corp., benefited from the parent company's restructuring plans, which included a lucrative buyout offer for Sony Music Entertainment.

Q. WHAT STOCKS DETRACTED FROM THE FUND'S PERFORMANCE?

A. Riso Kagaku was a laggard in the portfolio. The company makes risographs, an industrial printer designed for large printing runs. The stock suffered from earnings downgrades as business from Southeast Asia and Latin America fell off. On the positive side, the company has a great balance sheet and healthy cash flow, together with a competitive new product line. Since the stock was modestly valued, I decided to maintain the position.

Q. WHAT'S YOUR OUTLOOK, BRENDA?

A. With a surging stock market, concrete government initiatives designed to help the most troubled parts of the economy and a flurry of announced corporate restructurings, things are looking up for Japan. However, the sustainability of the rally in Japanese stocks will depend to a large extent on whether companies follow through on the changes they have promised. Backed by the largest equity research department in Tokyo, the fund is well positioned to make informed decisions about which companies are taking the mandate for change seriously.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: long-term growth of
capital by investing mainly
in equity securities of
Japanese issuers

START DATE: December 17,
1998

SIZE: as of April 30, 1999,
more than $9 million

MANAGER: Brenda Reed, since
inception; manager, Fidelity
Select Automotive Portfolio,
1994-1996; Fidelity Select
Air Transportation Portfolio,
1993-1994; joined
Fidelity in 1992

BRENDA REED ON THE
SHORT-TERM AND
LONG-TERM PROSPECTS FOR
THE JAPANESE ECONOMY:

"The Japanese economy has a lot
of room to improve even if there's
not much growth over the near
term. That's because there are still
a lot of inefficiencies built into the
system. For example, it was only
near the end of 1998 that the
government finally stepped up to
the plate and forced the banking
sector to seriously address the
problem of non-performing loans.
That process involved new laws
about classifying loans, as well as
the recapitalization of banks with
taxpayer money. The prospects for
some banks, therefore, are
brighter than they have been in
quite a while.

"There are also positive signs at
the macroeconomic level. Recent
polls have shown that Japanese
businesspeople are more optimistic
than they've been for a long time.
Real estate prices, which for a
while were a virtual black hole,
seem to be bottoming. Auto sales
appear to be firming, and demand
for personal computers is strong.
With Southeast Asia rebounding,
demand from that part of the world
for Japanese products and
services also can be expected to
improve.

"Over the short term, then, the lack
of growth in the Japanese economy
is not necessarily an obstacle to
improving earnings, and the
long-term prospects for economic
growth are looking brighter."

INVESTMENT SUMMARY

TOP TEN STOCKS AS OF APRIL
30, 1999

                                 % OF FUND'S INVESTMENTS

NTT Mobile Communication         4.7
Network, Inc.

Toyota Motor Corp.               2.9

Takeda Chemical Industries Ltd.  2.6

Bank of Tokyo-Mitsubishi Ltd.    2.5

Takefuji Corp.                   2.4

Honda Motor Co. Ltd.             2.2

Shohkoh Fund & Co. Ltd.          2.1

Sanwa Bank Ltd. AG               2.0

Matsushita Electric              1.9
Industrial Co. Ltd.

Ito-Yokado Co. Ltd.              1.9

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                                 % OF FUND'S INVESTMENTS

TECHNOLOGY                       21.3

FINANCE                          16.1

DURABLES                         12.6

UTILITIES                        7.6

HEALTH                           7.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1999

Row: 1, Col: 1, Value: 89.2
Row: 1, Col: 2, Value: 10.8
Stocks 89.2%

Short-term investments 10.8%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 89.2%

                                 SHARES                        VALUE (NOTE 1)

BASIC INDUSTRIES - 4.1%

CHEMICALS & PLASTICS - 2.4%

Asahi Chemical Industry Co.       6,000                        $ 34,930
Ltd.

Nippon Zeon Co. Ltd.              6,000                         39,806

Shin-Etsu Chemical Co. Ltd.       5,000                         159,156

                                                                233,892

IRON & STEEL - 0.3%

Nippon Steel Corp.                15,000                        33,674

METALS & MINING - 0.9%

Fujikura Ltd.                     5,000                         26,051

Furukawa Electric Co. Ltd.        14,000                        61,216

                                                                87,267

PAPER & FOREST PRODUCTS - 0.5%

Oji Paper Co. Ltd.                8,000                         47,914

TOTAL BASIC INDUSTRIES                                          402,747

CONSTRUCTION & REAL ESTATE -
1.0%

CONSTRUCTION - 0.2%

Sumitomo Forestry Co. Ltd.        2,000                         14,910

ENGINEERING - 0.7%

Nippon Computer Systems Corp.     5,000                         69,945

REAL ESTATE - 0.1%

Meiwa Estate Co. Ltd.             400                           12,699

TOTAL CONSTRUCTION & REAL                                       97,554
ESTATE

DURABLES - 12.6%

AUTOS, TIRES, & ACCESSORIES -
7.0%

Bridgestone Corp.                 3,000                         80,415

Fuji Heavy Industries Ltd.        4,000                         26,805

Hino Motors Ltd.                  15,000                        71,494

Honda Motor Co. Ltd.              5,000                         220,938

NGK Spark Plug Co. Ltd.           1,000                         10,513

Toyota Motor Corp.                10,000                        286,250

                                                                696,415

CONSUMER DURABLES - 0.9%

Sankyo Co. Ltd. (Gunma)           2,700                         93,634

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER ELECTRONICS - 4.4%

Citizen Watch Co. Ltd.            8,000                        $ 66,343

Matsushita Electric               10,000                        190,149
Industrial Co. Ltd.

Sharp Corp.                       3,000                         35,182

Sony Corp.                        1,500                         138,750

                                                                430,424

HOME FURNISHINGS - 0.3%

Otsuka Kagu Ltd.                  200                           25,130

TOTAL DURABLES                                                  1,245,603

FINANCE - 16.1%

BANKS - 6.6%

Bank of Tokyo-Mitsubishi Ltd.     17,000                        250,913

Fuji Bank Ltd.                    10,000                        78,070

Mitsubishi Trust & Banking        5,000                         54,867
Corp.

Sanwa Bank Ltd. AG                18,000                        202,044

Sumitomo Bank Ltd. Japan          5,000                         67,683

                                                                653,577

CREDIT & OTHER FINANCE - 7.8%

Acom Co. Ltd.                     1,800                         134,947

Aeon Credit Service Ltd.          1,500                         129,419

Aiful Corp.                       760                           62,198

Shohkoh Fund & Co. Ltd.           360                           211,091

Takefuji Corp.                    2,800                         232,200

                                                                769,855

SECURITIES INDUSTRY - 1.7%

Daiwa Securities Co. Ltd.         9,000                         55,034

Kokusai Securities Co. Ltd.       5,000                         62,406

Nikko Securities Co. Ltd.         10,000                        57,380

                                                                174,820

TOTAL FINANCE                                                   1,598,252

HEALTH - 7.0%

DRUGS & PHARMACEUTICALS - 4.3%

Banyu Pharmaceutical Co. Ltd.     9,000                         165,857

Takeda Chemical Industries        6,000                         260,848
Ltd.

                                                                426,705

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 2.7%

Hoya Corp.                        2,000                        $ 104,708

Kawasumi Laboratories, Inc.       2,000                         34,512

Terumo Corp.                      6,000                         130,675

                                                                269,895

TOTAL HEALTH                                                    696,600

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.3%

ELECTRICAL EQUIPMENT - 2.8%

Mitsubishi Electric Corp.         13,000                        45,410

NGK Insulators Ltd.               7,000                         85,316

Omron Corp.                       11,000                        151,575

                                                                282,301

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.5%

Daifuku Co. Ltd.                  4,000                         26,973

Fuji Machine Manufacturing        4,000                         142,737
Co. Ltd.

Max Co. Ltd.                      3,000                         33,976

THK Co. Ltd.                      8,000                         138,717

                                                                342,403

TOTAL INDUSTRIAL MACHINERY &                                    624,704
EQUIPMENT

MEDIA & LEISURE - 1.6%

ENTERTAINMENT - 1.1%

Avex, Inc.                        100                           9,214

Sony Music Entertainment Ltd.     1,300                         94,739

                                                                103,953

LEISURE DURABLES & TOYS - 0.5%

Shimano, Inc.                     2,000                         50,930

TOTAL MEDIA & LEISURE                                           154,883

NONDURABLES - 4.5%

BEVERAGES - 2.4%

Fuji Coca-Cola Bottling Co.       2,000                         27,643
Ltd.

Ito En Ltd.                       1,100                         75,926

Kinki Coca-Cola Bottling Co.      2,000                         28,313
Ltd.

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Kita Kyushu Coca-Cola             1,400                        $ 68,253
Bottling Co. Ltd.

Mikuni Coca-Cola Bottling Co.     2,000                         41,883
Ltd.

                                                                242,018

HOUSEHOLD PRODUCTS - 1.4%

Kao Corp.                         4,000                         101,525

Uni-Charm Corp.                   700                           31,722

                                                                133,247

TOBACCO - 0.7%

Japan Tobacco, Inc.               7                             70,364

TOTAL NONDURABLES                                               445,629

RETAIL & WHOLESALE - 4.0%

APPAREL STORES - 0.7%

World Co. Ltd.                    1,200                         66,443

GENERAL MERCHANDISE STORES -
2.0%

Ito-Yokado Co. Ltd.               3,000                         184,202

Seiyu Ltd. (a)                    2,000                         11,979

                                                                196,181

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Don Quijote Co. Ltd.              300                           69,861

Paris Miki, Inc.                  850                           28,338

Senshukai Co. Ltd.                3,000                         32,945

                                                                131,144

TOTAL RETAIL & WHOLESALE                                        393,768

SERVICES - 3.1%

PRINTING - 1.3%

Dai Nippon Printing Co. Ltd.      4,000                         63,394

Riso Kagaku Corp.                 600                           28,648

Toppan Forms Co. Ltd.             2,000                         38,030

                                                                130,072

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - 1.8%

Benesse Corp.                     1,600                        $ 133,490

Nippon System Development Co.     900                           45,988

                                                                179,478

TOTAL SERVICES                                                  309,550

TECHNOLOGY - 21.3%

COMMUNICATIONS EQUIPMENT - 2.1%

Matsushita Communication          1,000                         71,788
Industrial Co. Ltd.

NEC Corp.                         11,000                        131,396

                                                                203,184

COMPUTER SERVICES & SOFTWARE
- 3.2%

Fuji Soft ABC, Inc.               620                           37,705

Hitachi Information Systems,      3,000                         38,172
Ltd.

Konami Co. Ltd.                   2,050                         72,123

Oracle Corp. Japan                500                           61,149

Square Co. Ltd.                   1,200                         43,223

Trend Micro, Inc. (a)             500                           66,175

                                                                318,547

COMPUTERS & OFFICE EQUIPMENT
- 4.0%

Canon, Inc.                       2,000                         48,919

Hitachi Ltd.                      12,000                        87,600

Nidec Corp.                       600                           77,903

Ricoh Co. Ltd.                    6,000                         57,799

Softbank Corp.                    900                           119,794

                                                                392,015

ELECTRONIC INSTRUMENTS - 1.3%

Anritsu Corp.                     3,000                         26,839

Dainippon Screen                  7,000                         34,009
Manufacturing Co. Ltd.

Tokyo Seimitsu Co. Ltd.           1,300                         71,980

                                                                132,828

ELECTRONICS - 9.0%

Alps Electric Co. Ltd.            2,000                         33,925

Futaba Corp.                      800                           33,775

Hirose Electric Co. Ltd.          1,800                         167,365

Kyocera Corp.                     1,000                         59,390

Minebea Co. Ltd.                  2,000                         19,350

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Mitsumi Electric Co. Ltd.         3,000                        $ 57,296

Nichicon Corp.                    11,000                        145,125

Nitto Denko Corp.                 4,000                         76,060

Rohm Co. Ltd.                     1,000                         120,623

TDK Corp.                         2,000                         151,282

Toko, Inc.                        6,000                         30,357

                                                                894,548

PHOTOGRAPHIC EQUIPMENT - 1.7%

Fuji Photo Film Co. Ltd.          3,700                         139,781

Noritsu Koki Co. Ltd.             900                           29,703

                                                                169,484

TOTAL TECHNOLOGY                                                2,110,606

UTILITIES - 7.6%

CELLULAR - 6.0%

Hikari Tsushin, Inc.              600                           125,649

NTT Mobile Communication          8                             469,083
Network, Inc. (a)

                                                                594,732

TELEPHONE SERVICES - 1.6%

DDI Corp.                         14                            69,543

Japan Telecom Co. Ltd.            1                             14,156

Kokusai Denshin Denwa             1,200                         72,776

                                                                156,475

TOTAL UTILITIES                                                 751,207

TOTAL COMMON STOCKS                                             8,831,103
(Cost $7,983,040)

CASH EQUIVALENTS - 10.8%

                                 MATURITY AMOUNT

Investments in repurchase        $ 1,069,436                    1,069,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99

TOTAL INVESTMENT IN                                             $ 9,900,103
SECURITIES - 100%
(Cost $9,052,040)

LEGEND

(a) Non-income producing

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

Japan                       89.2%

United States of America     10.8

                            100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $9,052,040. Net unrealized appreciation aggregated $848,063, of which $951,077 related to appreciated investment securities and $103,014 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 9,900,103
value (including repurchase
agreements of $1,069,000)
(cost $9,052,040) -  See
accompanying schedule

Cash                                       334

Receivable for investments                 19,322
sold

Receivable for fund shares                 407,054
sold

Dividends receivable                       11,076

Prepaid expenses                           55,163

Receivable from investment                 14,869
adviser for expense
reductions

 TOTAL ASSETS                              10,407,921

LIABILITIES

Payable for investments        $ 958,100
purchased

Distribution fees payable       3,684

Other payables and accrued      24,885
expenses

 TOTAL LIABILITIES                         986,669

NET ASSETS                                $ 9,421,252

Net Assets consist of:

Paid in capital                           $ 8,587,041

Accumulated net investment                 (14,121)
loss

Accumulated undistributed net              2,725
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                845,607
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 9,421,252

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.98
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,541,091 (divided by)
128,652 shares)

Maximum offering price per         $12.71
share (100/94.25 of $11.98)

CLASS T: NET ASSET VALUE and       $11.97
redemption price per share
 ($2,974,127 (divided by)
248,480 shares)

Maximum offering price per         $12.40
share (100/96.50 of $11.97)

CLASS B: NET ASSET VALUE and       $11.95
offering price per share
($2,214,347 (divided by)
185,255 shares) A

CLASS C: NET ASSET VALUE and       $11.95
offering price per share
($1,637,871 (divided by)
137,056 shares) A

INSTITUTIONAL CLASS: NET           $11.99
ASSET VALUE, offering price
and redemption price   per
share ($1,053,816 (divided
by) 87,856 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                           DECEMBER 17, 1998
                                           (COMMENCEMENT OF OPERATIONS)
                                           TO APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                           $ 13,337
Dividends

Interest                                     6,902

                                             20,239

Less foreign taxes withheld                  (2,001)

 TOTAL INCOME                                18,238

EXPENSES

Management fee                   $ 10,169

Transfer agent fees               4,187

Distribution fees                 8,016

Accounting fees and expenses      22,047

Custodian fees and expenses       11,936

Registration fees                 45,869

Audit                             10,305

Miscellaneous                     94

 Total expenses before            112,623
reductions

 Expense reductions               (80,264)   32,359

NET INVESTMENT INCOME (LOSS)                 (14,121)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,919

 Foreign currency transactions    (1,194)    2,725

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            848,063

 Assets and liabilities in        (2,456)    845,607
foreign currencies

NET GAIN (LOSS)                              848,332

NET INCREASE (DECREASE) IN                  $ 834,211
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 17, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO APRIL 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (14,121)
income (loss)

 Net realized gain (loss)      2,725

 Change in net unrealized      845,607
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    834,211
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       8,587,041
increase (decrease)

  TOTAL INCREASE (DECREASE)    9,421,252
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 9,421,252
accumulated net investment
loss of $14,121)

FINANCIAL HIGHLIGHTS - CLASS A
                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       2.01
gain (loss)

Total from investment             1.98
operations

Net asset value, end of period   $ 11.98

TOTAL RETURN B, C                 19.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,541
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of net investment           (.67)% A
income (loss) to average net
assets

Portfolio turnover                79% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       2.00
gain (loss)

Total from investment             1.97
operations

Net asset value, end of period   $ 11.97

TOTAL RETURN B, C                 19.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,974
(000 omitted)

Ratio of expenses to average      2.25% A, F
net assets

Ratio of net investment           (.73)% A
income (loss) to average net
assets

Portfolio turnover                79% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)

Net realized and unrealized       2.01
gain (loss)

Total from investment             1.95
operations

Net asset value, end of period   $ 11.95

TOTAL RETURN B, C                 19.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,214
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (1.52)% A
income (loss) to average net
assets

Portfolio turnover                79% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)

Net realized and unrealized       2.01
gain (loss)

Total from investment             1.95
operations

Net asset value, end of period   $ 11.95

TOTAL RETURN B, C                 19.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,638
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (1.51)% A
income (loss) to average net
assets

Portfolio turnover                79% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       2.02
gain (loss)

Total from investment             1.99
operations

Net asset value, end of period   $ 11.99

TOTAL RETURN B, C                 19.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,054
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           (.66)% A
income (loss) to average net
assets

Portfolio turnover                79% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund maybe subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $9,173,539 and $1,194,418, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 641        $ 392

CLASS T    1,909        707

CLASS B    3,157        2,739

CLASS C    2,309        2,309

          $ 8,016      $ 6,147

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 6,270      $ 4,402

CLASS T    6,471        3,244

CLASS B    249          249 *

CLASS C    0            0*

          $ 12,990     $ 7,895

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 747    .29 *

CLASS T                 1,169   .30 *

CLASS B                 1,012   .32 *

CLASS C                 707     .31 *

INSTITUTIONAL CLASS     552     .28 *

                       $ 4,187

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               2.00%                    $ 14,848

CLASS T               2.25%                     22,210

CLASS B               2.75%                     18,346

CLASS C               2.75%                     13,339

INSTITUTIONAL CLASS   1.75%                     11,517

                                               $ 80,260

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 25% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                            SHARES                        DOLLARS

                            DECEMBER 17, 1998             DECEMBER 17, 1998
                            (COMMENCEMENT OF OPERATIONS)  (COMMENCEMENT OF OPERATIONS)
                            TO APRIL 30, 1999             TO APRIL 30, 1999



CLASS A Shares sold                                       $ 1,704,017
                             156,757

Shares redeemed              (28,105)                      (335,621)

Net increase (decrease)      128,652                      $ 1,368,396

CLASS T Shares sold          251,160                      $ 2,769,836

Shares redeemed              (2,680)                       (29,726)

Net increase (decrease)      248,480                      $ 2,740,110

CLASS B Shares sold          186,296                      $ 2,035,545

Shares redeemed              (1,041)                       (11,835)

Net increase (decrease)      185,255                      $ 2,023,710

CLASS C Shares sold          139,828                      $ 1,545,593

Shares redeemed              (2,772)                       (30,412)

Net increase (decrease)      137,056                      $ 1,515,181

INSTITUTIONAL CLASS Shares   87,856                       $ 939,644
sold







INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International
Investment Advisors
Pembroke, Bermuda

Fidelity International
Investment Advisors
(U.K.) Limited, London, England

Fidelity Investments Japan Ltd.
Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Brenda A. Reed, Vice President

Richard A. Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
JAPAN
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    8   A summary of the fund's
                          investments.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  16  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 25  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR JAPAN FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV JAPAN - INST CL      19.90%

TOPIX                             19.37%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Tokyo Stock Exchange Index - a market capitalization-weighted index of over 1,100 stocks traded in the Japanese market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.


(Photograph of Brenda Reed)

An interview with Brenda Reed, Portfolio Manager of Fidelity Advisor
Japan Fund

Q. HOW DID THE FUND PERFORM, BRENDA?

A. From the fund's inception on December 17, 1998, through April 30, 1999, the fund's Institutional Class shares had a total return of 19.90%. That slightly bettered the 19.37% return of the Tokyo Stock Exchange Index (TOPIX) during the same period. Going forward, we will look at the fund's performance in both six- and 12-month intervals.

Q. WHAT FACTORS INFLUENCED THE FUND'S STRONG PERFORMANCE?

A. For one thing, the fund owned a number of stocks that benefited substantially from the restructuring occurring in many Japanese industries. A second factor was the fund's overweighting and favorable stock selection in the strong telecommunications sector. I'd also mention the fund's relatively heavy emphasis on small- and mid-capitalization stocks, which were even stronger than large-cap shares. It's worth noting, too, that the fund's high absolute returns were attributable in part to a stable yen. Currency fluctuation is one factor that tends to make foreign investments riskier than those that are U.S.-based. On the negative side, the fund's returns were limited somewhat by the small pool of cash available to invest during its start-up phase.

Q. WHY IS RESTRUCTURING SUCH AN IMPORTANT TREND IN JAPAN NOW?

A. After years of operating in a fairly protected environment, Japanese managers are being told by their government that they must compete effectively or go out of business. The biggest problems, of course, have to do with the troubled financial sector, where most banks are still in the process of recovering from a huge backlog of bad real estate loans. These problems have been exacerbated because the Japanese economy has been extremely depressed for the past several years. This has made it difficult for companies in most industries to grow their way out of their problems. The other ways to improve performance are to cut unnecessary costs, improve economies of scale through mergers and acquisitions, close down unprofitable business lines and increase productivity through investments in technology - in other words, restructuring.

Q. WAS RESTRUCTURING A CATALYST FOR THE STRONG PERFORMANCE OF THE
FUND'S SMALL- AND MID-CAP TECHNOLOGY STOCKS?

A. It certainly was a key factor. Most Japanese companies are behind their peers in the United States when it comes to availing themselves of the technological advances of the past decade or so. Software and hardware upgrades are particularly needed by banks, which are under the gun to improve their balance sheets. With Japanese companies playing catch-up, many small software vendors and developers reaped the benefits.

Q. WHAT STOCKS DID WELL FOR THE FUND?

A. Hikari Tsushin helped the fund's performance. The stock is a play on the exploding market for cellular communications in Japan. Earnings were strong because the company opened a lot of new stores and sales at existing stores were robust. Sony Music Entertainment, a publicly traded subsidiary of Sony Corp., benefited from the parent company's restructuring plans, which included a lucrative buyout offer for Sony Music Entertainment.

Q. WHAT STOCKS DETRACTED FROM THE FUND'S PERFORMANCE?

A. Riso Kagaku was a laggard in the portfolio. The company makes risographs, an industrial printer designed for large printing runs. The stock suffered from earnings downgrades as business from Southeast Asia and Latin America fell off. On the positive side, the company has a great balance sheet and healthy cash flow, together with a competitive new product line. Since the stock was modestly valued, I decided to maintain the position.

Q. WHAT'S YOUR OUTLOOK, BRENDA?

A. With a surging stock market, concrete government initiatives designed to help the most troubled parts of the economy and a flurry of announced corporate restructurings, things are looking up for Japan. However, the sustainability of the rally in Japanese stocks will depend to a large extent on whether companies follow through on the changes they have promised. Backed by the largest equity research department in Tokyo, the fund is well positioned to make informed decisions about which companies are taking the mandate for change seriously.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: long-term growth of
capital by investing mainly
in equity securities of
Japanese issuers

START DATE: December 17,
1998

SIZE: as of April 30, 1999,
more than $9 million

MANAGER: Brenda Reed, since
inception; manager, Fidelity
Select Automotive Portfolio,
1994-1996; Fidelity Select
Air Transportation Portfolio,
1993-1994; joined
Fidelity in 1992

BRENDA REED ON THE
SHORT-TERM AND
LONG-TERM PROSPECTS FOR
THE JAPANESE ECONOMY:

"The Japanese economy has a lot
of room to improve even if there's
not much growth over the near
term. That's because there are still
a lot of inefficiencies built into the
system. For example, it was only
near the end of 1998 that the
government finally stepped up to
the plate and forced the banking
sector to seriously address the
problem of non-performing loans.
That process involved new laws
about classifying loans, as well as
the recapitalization of banks with
taxpayer money. The prospects for
some banks, therefore, are
brighter than they have been in
quite a while.

"There are also positive signs at
the macroeconomic level. Recent
polls have shown that Japanese
businesspeople are more optimistic
than they've been for a long time.
Real estate prices, which for a
while were a virtual black hole,
seem to be bottoming. Auto sales
appear to be firming, and demand
for personal computers is strong.
With Southeast Asia rebounding,
demand from that part of the world
for Japanese products and
services also can be expected to
improve.

"Over the short term, then, the lack
of growth in the Japanese economy
is not necessarily an obstacle to
improving earnings, and the
long-term prospects for economic
growth are looking brighter."

INVESTMENT SUMMARY


TOP TEN STOCKS AS OF APRIL
30, 1999

                                 % OF FUND'S INVESTMENTS

NTT Mobile Communication         4.7
Network, Inc.

Toyota Motor Corp.               2.9

Takeda Chemical Industries Ltd.  2.6

Bank of Tokyo-Mitsubishi Ltd.    2.5

Takefuji Corp.                   2.4

Honda Motor Co. Ltd.             2.2

Shohkoh Fund & Co. Ltd.          2.1

Sanwa Bank Ltd. AG               2.0

Matsushita Electric              1.9
Industrial Co. Ltd.

Ito-Yokado Co. Ltd.              1.9

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                                 % OF FUND'S INVESTMENTS

TECHNOLOGY                       21.3

FINANCE                          16.1

DURABLES                         12.6

UTILITIES                        7.6

HEALTH                           7.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1999

Row: 1, Col: 1, Value: 89.2
Row: 1, Col: 2, Value: 10.8

Stocks 89.2%
Short-term investments 10.8%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 89.2%

                                 SHARES                        VALUE (NOTE 1)

BASIC INDUSTRIES - 4.1%

CHEMICALS & PLASTICS - 2.4%

Asahi Chemical Industry Co.       6,000                        $ 34,930
Ltd.

Nippon Zeon Co. Ltd.              6,000                         39,806

Shin-Etsu Chemical Co. Ltd.       5,000                         159,156

                                                                233,892

IRON & STEEL - 0.3%

Nippon Steel Corp.                15,000                        33,674

METALS & MINING - 0.9%

Fujikura Ltd.                     5,000                         26,051

Furukawa Electric Co. Ltd.        14,000                        61,216

                                                                87,267

PAPER & FOREST PRODUCTS - 0.5%

Oji Paper Co. Ltd.                8,000                         47,914

TOTAL BASIC INDUSTRIES                                          402,747

CONSTRUCTION & REAL ESTATE -
1.0%

CONSTRUCTION - 0.2%

Sumitomo Forestry Co. Ltd.        2,000                         14,910

ENGINEERING - 0.7%

Nippon Computer Systems Corp.     5,000                         69,945

REAL ESTATE - 0.1%

Meiwa Estate Co. Ltd.             400                           12,699

TOTAL CONSTRUCTION & REAL                                       97,554
ESTATE

DURABLES - 12.6%

AUTOS, TIRES, & ACCESSORIES -
7.0%

Bridgestone Corp.                 3,000                         80,415

Fuji Heavy Industries Ltd.        4,000                         26,805

Hino Motors Ltd.                  15,000                        71,494

Honda Motor Co. Ltd.              5,000                         220,938

NGK Spark Plug Co. Ltd.           1,000                         10,513

Toyota Motor Corp.                10,000                        286,250

                                                                696,415

CONSUMER DURABLES - 0.9%

Sankyo Co. Ltd. (Gunma)           2,700                         93,634

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER ELECTRONICS - 4.4%

Citizen Watch Co. Ltd.            8,000                        $ 66,343

Matsushita Electric               10,000                        190,149
Industrial Co. Ltd.

Sharp Corp.                       3,000                         35,182

Sony Corp.                        1,500                         138,750

                                                                430,424

HOME FURNISHINGS - 0.3%

Otsuka Kagu Ltd.                  200                           25,130

TOTAL DURABLES                                                  1,245,603

FINANCE - 16.1%

BANKS - 6.6%

Bank of Tokyo-Mitsubishi Ltd.     17,000                        250,913

Fuji Bank Ltd.                    10,000                        78,070

Mitsubishi Trust & Banking        5,000                         54,867
Corp.

Sanwa Bank Ltd. AG                18,000                        202,044

Sumitomo Bank Ltd. Japan          5,000                         67,683

                                                                653,577

CREDIT & OTHER FINANCE - 7.8%

Acom Co. Ltd.                     1,800                         134,947

Aeon Credit Service Ltd.          1,500                         129,419

Aiful Corp.                       760                           62,198

Shohkoh Fund & Co. Ltd.           360                           211,091

Takefuji Corp.                    2,800                         232,200

                                                                769,855

SECURITIES INDUSTRY - 1.7%

Daiwa Securities Co. Ltd.         9,000                         55,034

Kokusai Securities Co. Ltd.       5,000                         62,406

Nikko Securities Co. Ltd.         10,000                        57,380

                                                                174,820

TOTAL FINANCE                                                   1,598,252

HEALTH - 7.0%

DRUGS & PHARMACEUTICALS - 4.3%

Banyu Pharmaceutical Co. Ltd.     9,000                         165,857

Takeda Chemical Industries        6,000                         260,848
Ltd.

                                                                426,705

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 2.7%

Hoya Corp.                        2,000                        $ 104,708

Kawasumi Laboratories, Inc.       2,000                         34,512

Terumo Corp.                      6,000                         130,675

                                                                269,895

TOTAL HEALTH                                                    696,600

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.3%

ELECTRICAL EQUIPMENT - 2.8%

Mitsubishi Electric Corp.         13,000                        45,410

NGK Insulators Ltd.               7,000                         85,316

Omron Corp.                       11,000                        151,575

                                                                282,301

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.5%

Daifuku Co. Ltd.                  4,000                         26,973

Fuji Machine Manufacturing        4,000                         142,737
Co. Ltd.

Max Co. Ltd.                      3,000                         33,976

THK Co. Ltd.                      8,000                         138,717

                                                                342,403

TOTAL INDUSTRIAL MACHINERY &                                    624,704
EQUIPMENT

MEDIA & LEISURE - 1.6%

ENTERTAINMENT - 1.1%

Avex, Inc.                        100                           9,214

Sony Music Entertainment Ltd.     1,300                         94,739

                                                                103,953

LEISURE DURABLES & TOYS - 0.5%

Shimano, Inc.                     2,000                         50,930

TOTAL MEDIA & LEISURE                                           154,883

NONDURABLES - 4.5%

BEVERAGES - 2.4%

Fuji Coca-Cola Bottling Co.       2,000                         27,643
Ltd.

Ito En Ltd.                       1,100                         75,926

Kinki Coca-Cola Bottling Co.      2,000                         28,313
Ltd.

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Kita Kyushu Coca-Cola             1,400                        $ 68,253
Bottling Co. Ltd.

Mikuni Coca-Cola Bottling Co.     2,000                         41,883
Ltd.

                                                                242,018

HOUSEHOLD PRODUCTS - 1.4%

Kao Corp.                         4,000                         101,525

Uni-Charm Corp.                   700                           31,722

                                                                133,247

TOBACCO - 0.7%

Japan Tobacco, Inc.               7                             70,364

TOTAL NONDURABLES                                               445,629

RETAIL & WHOLESALE - 4.0%

APPAREL STORES - 0.7%

World Co. Ltd.                    1,200                         66,443

GENERAL MERCHANDISE STORES -
2.0%

Ito-Yokado Co. Ltd.               3,000                         184,202

Seiyu Ltd. (a)                    2,000                         11,979

                                                                196,181

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Don Quijote Co. Ltd.              300                           69,861

Paris Miki, Inc.                  850                           28,338

Senshukai Co. Ltd.                3,000                         32,945

                                                                131,144

TOTAL RETAIL & WHOLESALE                                        393,768

SERVICES - 3.1%

PRINTING - 1.3%

Dai Nippon Printing Co. Ltd.      4,000                         63,394

Riso Kagaku Corp.                 600                           28,648

Toppan Forms Co. Ltd.             2,000                         38,030

                                                                130,072

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - 1.8%

Benesse Corp.                     1,600                        $ 133,490

Nippon System Development Co.     900                           45,988

                                                                179,478

TOTAL SERVICES                                                  309,550

TECHNOLOGY - 21.3%

COMMUNICATIONS EQUIPMENT - 2.1%

Matsushita Communication          1,000                         71,788
Industrial Co. Ltd.

NEC Corp.                         11,000                        131,396

                                                                203,184

COMPUTER SERVICES & SOFTWARE
- 3.2%

Fuji Soft ABC, Inc.               620                           37,705

Hitachi Information Systems,      3,000                         38,172
Ltd.

Konami Co. Ltd.                   2,050                         72,123

Oracle Corp. Japan                500                           61,149

Square Co. Ltd.                   1,200                         43,223

Trend Micro, Inc. (a)             500                           66,175

                                                                318,547

COMPUTERS & OFFICE EQUIPMENT
- 4.0%

Canon, Inc.                       2,000                         48,919

Hitachi Ltd.                      12,000                        87,600

Nidec Corp.                       600                           77,903

Ricoh Co. Ltd.                    6,000                         57,799

Softbank Corp.                    900                           119,794

                                                                392,015

ELECTRONIC INSTRUMENTS - 1.3%

Anritsu Corp.                     3,000                         26,839

Dainippon Screen                  7,000                         34,009
Manufacturing Co. Ltd.

Tokyo Seimitsu Co. Ltd.           1,300                         71,980

                                                                132,828

ELECTRONICS - 9.0%

Alps Electric Co. Ltd.            2,000                         33,925

Futaba Corp.                      800                           33,775

Hirose Electric Co. Ltd.          1,800                         167,365

Kyocera Corp.                     1,000                         59,390

Minebea Co. Ltd.                  2,000                         19,350

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Mitsumi Electric Co. Ltd.         3,000                        $ 57,296

Nichicon Corp.                    11,000                        145,125

Nitto Denko Corp.                 4,000                         76,060

Rohm Co. Ltd.                     1,000                         120,623

TDK Corp.                         2,000                         151,282

Toko, Inc.                        6,000                         30,357

                                                                894,548

PHOTOGRAPHIC EQUIPMENT - 1.7%

Fuji Photo Film Co. Ltd.          3,700                         139,781

Noritsu Koki Co. Ltd.             900                           29,703

                                                                169,484

TOTAL TECHNOLOGY                                                2,110,606

UTILITIES - 7.6%

CELLULAR - 6.0%

Hikari Tsushin, Inc.              600                           125,649

NTT Mobile Communication          8                             469,083
Network, Inc. (a)

                                                                594,732

TELEPHONE SERVICES - 1.6%

DDI Corp.                         14                            69,543

Japan Telecom Co. Ltd.            1                             14,156

Kokusai Denshin Denwa             1,200                         72,776

                                                                156,475

TOTAL UTILITIES                                                 751,207

TOTAL COMMON STOCKS                                             8,831,103
(Cost $7,983,040)

CASH EQUIVALENTS - 10.8%

                                 MATURITY AMOUNT

Investments in repurchase        $ 1,069,436                    1,069,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99

TOTAL INVESTMENT IN                                             $ 9,900,103
SECURITIES - 100%
(Cost $9,052,040)

LEGEND

(a) Non-income producing

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

Japan                       89.2%

United States of America     10.8

                            100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $9,052,040. Net unrealized appreciation aggregated $848,063, of which $951,077 related to appreciated investment securities and $103,014 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 9,900,103
value (including repurchase
agreements of $1,069,000)
(cost $9,052,040) -  See
accompanying schedule

Cash                                       334

Receivable for investments                 19,322
sold

Receivable for fund shares                 407,054
sold

Dividends receivable                       11,076

Prepaid expenses                           55,163

Receivable from investment                 14,869
adviser for expense
reductions

 TOTAL ASSETS                              10,407,921

LIABILITIES

Payable for investments        $ 958,100
purchased

Distribution fees payable       3,684

Other payables and accrued      24,885
expenses

 TOTAL LIABILITIES                         986,669

NET ASSETS                                $ 9,421,252

Net Assets consist of:

Paid in capital                           $ 8,587,041

Accumulated net investment                 (14,121)
loss

Accumulated undistributed net              2,725
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                845,607
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 9,421,252

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.98
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,541,091 (divided by)
128,652 shares)

Maximum offering price per         $12.71
share (100/94.25 of $11.98)

CLASS T: NET ASSET VALUE and       $11.97
redemption price per share
 ($2,974,127 (divided by)
248,480 shares)

Maximum offering price per         $12.40
share (100/96.50 of $11.97)

CLASS B: NET ASSET VALUE and       $11.95
offering price per share
($2,214,347 (divided by)
185,255 shares) A

CLASS C: NET ASSET VALUE and       $11.95
offering price per share
($1,637,871 (divided by)
137,056 shares) A

INSTITUTIONAL CLASS: NET           $11.99
ASSET VALUE, offering price
and redemption price   per
share ($1,053,816 (divided
by) 87,856 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                           DECEMBER 17, 1998
                                           (COMMENCEMENT OF OPERATIONS)
                                           TO APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                           $ 13,337
Dividends

Interest                                     6,902

                                             20,239

Less foreign taxes withheld                  (2,001)

 TOTAL INCOME                                18,238

EXPENSES

Management fee                   $ 10,169

Transfer agent fees               4,187

Distribution fees                 8,016

Accounting fees and expenses      22,047

Custodian fees and expenses       11,936

Registration fees                 45,869

Audit                             10,305

Miscellaneous                     94

 Total expenses before            112,623
reductions

 Expense reductions               (80,264)   32,359

NET INVESTMENT INCOME (LOSS)                 (14,121)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,919

 Foreign currency transactions    (1,194)    2,725

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            848,063

 Assets and liabilities in        (2,456)    845,607
foreign currencies

NET GAIN (LOSS)                              848,332

NET INCREASE (DECREASE) IN                  $ 834,211
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 17, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO APRIL 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (14,121)
income (loss)

 Net realized gain (loss)      2,725

 Change in net unrealized      845,607
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    834,211
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       8,587,041
increase (decrease)

  TOTAL INCREASE (DECREASE)    9,421,252
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 9,421,252
accumulated net investment
loss of $14,121)

FINANCIAL HIGHLIGHTS - CLASS A
                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       2.01
gain (loss)

Total from investment             1.98
operations

Net asset value, end of period   $ 11.98

TOTAL RETURN B, C                 19.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,541
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of net investment           (.67)% A
income (loss) to average net
assets

Portfolio turnover                79% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       2.00
gain (loss)

Total from investment             1.97
operations

Net asset value, end of period   $ 11.97

TOTAL RETURN B, C                 19.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,974
(000 omitted)

Ratio of expenses to average      2.25% A, F
net assets

Ratio of net investment           (.73)% A
income (loss) to average net
assets

Portfolio turnover                79% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)

Net realized and unrealized       2.01
gain (loss)

Total from investment             1.95
operations

Net asset value, end of period   $ 11.95

TOTAL RETURN B, C                 19.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,214
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (1.52)% A
income (loss) to average net
assets

Portfolio turnover                79% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)

Net realized and unrealized       2.01
gain (loss)

Total from investment             1.95
operations

Net asset value, end of period   $ 11.95

TOTAL RETURN B, C                 19.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,638
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           (1.51)% A
income (loss) to average net
assets

Portfolio turnover                79% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 APRIL 30, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       2.02
gain (loss)

Total from investment             1.99
operations

Net asset value, end of period   $ 11.99

TOTAL RETURN B, C                 19.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,054
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           (.66)% A
income (loss) to average net
assets

Portfolio turnover                79% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 17, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund maybe subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $9,173,539 and $1,194,418, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 641        $ 392

CLASS T    1,909        707

CLASS B    3,157        2,739

CLASS C    2,309        2,309

          $ 8,016      $ 6,147

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 6,270      $ 4,402

CLASS T    6,471        3,244

CLASS B    249          249 *

CLASS C    0            0*

          $ 12,990     $ 7,895

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 747    .29 *

CLASS T                 1,169   .30 *

CLASS B                 1,012   .32 *

CLASS C                 707     .31 *

INSTITUTIONAL CLASS     552     .28 *

                       $ 4,187

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               2.00%                    $ 14,848

CLASS T               2.25%                     22,210

CLASS B               2.75%                     18,346

CLASS C               2.75%                     13,339

INSTITUTIONAL CLASS   1.75%                     11,517

                                               $ 80,260

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 25% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                            SHARES                        DOLLARS

                            DECEMBER 17, 1998             DECEMBER 17, 1998
                            (COMMENCEMENT OF OPERATIONS)  (COMMENCEMENT OF OPERATIONS)
                            TO APRIL 30, 1999             TO APRIL 30, 1999



CLASS A Shares sold                                       $ 1,704,017
                             156,757

Shares redeemed              (28,105)                      (335,621)

Net increase (decrease)      128,652                      $ 1,368,396

CLASS T Shares sold          251,160                      $ 2,769,836

Shares redeemed              (2,680)                       (29,726)

Net increase (decrease)      248,480                      $ 2,740,110

CLASS B Shares sold          186,296                      $ 2,035,545

Shares redeemed              (1,041)                       (11,835)

Net increase (decrease)      185,255                      $ 2,023,710

CLASS C Shares sold          139,828                      $ 1,545,593

Shares redeemed              (2,772)                       (30,412)

Net increase (decrease)      137,056                      $ 1,515,181

INSTITUTIONAL CLASS Shares   87,856                       $ 939,644
sold










INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International
Investment Advisors
Pembroke, Bermuda

Fidelity International
Investment Advisors
(U.K.) Limited, London, England

Fidelity Investments Japan Ltd.
Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Brenda A. Reed, Vice President

Richard A. Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Alloaction Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
LATIN AMERICA
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             8   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    11  A summary of the fund's
                          investments.

INVESTMENTS           12  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 24  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR LATIN AMERICA FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV LATIN AMERICA -      25.20%
CL A

FIDELITY ADV LATIN AMERICA -      18.00%
CL A   (INCL. 5.75% SALES
CHARGE)

MSCI EMF - Latin America          27.70%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 190 stocks traded in seven Latin American markets. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR LATIN AMERICA FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV LATIN AMERICA -      25.00%
CL T

FIDELITY ADV LATIN AMERICA -      20.62%
CL T   (INCL. 3.50% SALES
CHARGE)

MSCI EMF - Latin America          27.70%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 190 stocks traded in seven Latin American markets. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR LATIN AMERICA FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV LATIN AMERICA -      24.90%
CL B

FIDELITY ADV LATIN AMERICA -      19.90%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI EMF - Latin America          27.70%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 190 stocks traded in seven Latin American markets. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR LATIN AMERICA FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return is 1%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV LATIN AMERICA -      24.90%
CL C

FIDELITY ADV LATIN AMERICA -      23.90%
CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI EMF - Latin America          27.70%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 190 stocks traded in seven Latin American markets. This benchmark includes reinvested dividends and capital gains, if any, and exludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(Photograph of Patti Satterthwaite)

An interview with Patti Satterthwaite, Portfolio Manager of Fidelity Advisor Latin America Fund

Q. HOW DID THE FUND PERFORM, PATTI?

A. The Latin American markets enjoyed an impressive comeback recently and the fund's performance reflects that. For the period from the fund's inception on December 21, 1998 through April 30, 1999, the fund's Class A, Class T, Class B and Class C shares provided total returns of 25.20%, 25.00%, 24.90% and 24.90%, respectively. To gauge how the fund did relative to the Latin American markets, the Morgan Stanley Capital International Emerging Markets Free-Latin America Index returned 27.70% from December 21, 1998 through April 30, 1999.

Q. WHAT PRECIPITATED THE MARKET'S TURNAROUND?

A. The Latin American market rally - which really only began in February 1999 - was fueled by optimism that the worst of the region's financial crisis was behind it. Brazil's willingness to raise interest rates calmed investors who worried that inflation would spiral out of control. In fact, Brazil's inflation rate came in at a much lower-than-expected rate. Mexico also surprised observers who feared that it, too, would face runaway inflation or would be crippled by a weakened currency. Positive developments on the economic front also helped restore much needed confidence to the region. Finally, commodity prices, which are the lifeblood of many Latin American economies, started to show signs of bottoming.

Q. WHICH OF THE FUND'S HOLDINGS PERFORMED BEST AGAINST THIS FAVORABLE
BACKDROP?

A. First, let me point out that the fund's large stake in Mexican stocks - relative to its benchmark index - helped its performance since Mexico was the region's best and most consistent performer. Among the fund's Mexican holdings, Telefonos de Mexico ("Telmex") was one of the best performers and its largest holding at 10.5% of investments at the end of the period. Telmex - formerly a government-owned phone company - was privatized in 1990 and remains Mexico's largest phone company, cellular provider and Internet service. The company continued to prove its dominance against new and old competitors in a deregulated environment.

Q. WHAT OTHER GROUPS OF MEXICAN STOCKS PERFORMED WELL?

A. Mexican banking stocks also posted strong gains during the period. Grupo Financiero Bancomer, for example, rallied in response to better economic conditions and below-forecast inflation and interest rates. In addition, I think investors recognized that Mexican banks were cheap and attractive alternatives to banks in other markets around the world. Grupo Televisa - one of Latin America's leading Spanish-language media companies - was another Mexican winner, thanks to the company's restructuring and cost-cutting efforts. Outside Mexico, we saw good performance on the last day of the period from Argentinian oil company YPF when it was announced that the company would be taken over by Spanish oil company Repsol.

Q. WHICH OF THE FUND'S BRAZILIAN HOLDINGS PERFORMED WELL?

A. Companies that benefited from Brazil's devaluation of its currency
- primarily those that export goods - performed the best. Paper and pulp companies Aracruz Celulose and Votorantim Celulose e Papel rose handsomely, thanks to their ability to sell very low-cost product in foreign markets.

Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

A. My decision to own more of cement company Apasco in Mexico - which posted good gains - rather than the better-performing Cemex, was somewhat of a disappointment.

Q. WHAT'S YOUR OUTLOOK FOR THE LATIN AMERICAN MARKETS, PATTI?

A. There are a couple of things that could derail the Latin American rally, including higher inflation in Brazil or problems in other emerging markets in Southeast Asia or Europe. But from a valuation standpoint, I think things look fairly favorable. In spite of their recent run-up, Latin American stocks are priced attractively compared to stocks in much of the rest of the world. Furthermore, the proposed acquisition of Argentina's YPF may signal the start of a trend toward mergers and acquisitions, which are largely viewed as favorable for stock prices.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: high total investment
return by investing mainly in
equity securities of Latin
American issuers

START DATE: December 21,
1998

SIZE: as of April 30, 1999,
more than $3 million

MANAGER: Patti Satterthwaite,
since inception; joined
Fidelity in 1986

PATTI SATTERTHWAITE ON HER
INVESTMENT APPROACH:

"In choosing investments for the
fund, I take a bottom-up approach.
By that I mean that, with the help
of Fidelity's research team, I use
in-depth fundamental research to
judge each stock on its individual
merits. Those merits include a
variety of balance sheet, valuation
and earnings factors. The fund's
ultimate weightings by countries
and sectors are primarily a function
of the stock selection process. In
addition, factors affecting
business conditions in any given
country and the region as a whole
are also considered. Other
indicators we factor in include
government policies, the expected
level of inflation, the outlook for
various currencies and expected
economic growth."

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS

Telefonos de Mexico SA          10.5
sponsored ADR representing
Class L shares (Mexico,
Telephone Services)

Grupo Modelo SA de CV Class C   5.4
 (Mexico, Beverages)

YPF Sociedad Anonima            5.3
sponsored ADR representing
Class D shares (Argentina,
Oil & Gas)

Grupo Televisa SA de CV         5.1
sponsored ADR  (Mexico,
Broadcasting)

Cifra SA de CV Series C         4.8
(Mexico, General Merchandise
Stores)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS

UTILITIES                       31.7

NONDURABLES                     20.8

ENERGY                          9.0

FINANCE                         9.0

BASIC INDUSTRIES                5.7

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS

Mexico                          44.5

Brazil                          26.3

Argentina                       12.9

Chile                           2.6

Peru                            1.9

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF APRIL 30, 1999

Row: 1, Col: 1, Value: 90.7
Row: 1, Col: 2, Value: 9.300000000000001

Stocks 90.7%
Short-term investments 9.3%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 90.7%

                                 SHARES                        VALUE (NOTE 1)

ARGENTINA - 12.9%

Banco de Galicia y Buenos         300                          $ 6,919
Aires SA ADR Class B

Bansud SA Class B (a)             7,900                         24,184

Cresud S.A.C.I.F.y A.             847                           9,635
sponsored ADR

Inversiones y Representacions     305                           10,218
SA sponsored GDR

Perez Companc SA Class B          16,100                        99,861

Telefonica de Argentina SA        2,400                         89,700
sponsored ADR

YPF Sociedad Anonima              4,000                         168,000
sponsored ADR representing
Class D shares

                                                                408,517

BRAZIL - 26.3%

Aracruz Celulose SA ADR           1,500                         30,000

Banco Bradesco SA (Reg. Pfd.)     510,000                       2,695

Centrais Electricas               4,000,000                     84,059
Brasileiras SA

Companhia Brasileira de           2,500,000                     17,397
Petroleo Ipiranga SA Class B

Companhia Cervejaria Brahma       8,500                         82,875
sponsored ADR

Companhia de Electricidade do     15,000,000                    4,053
Estado do Rio de  Janeiro
(CERJ)

Companhia de Tecidos Norte de     80,000                        5,524
Minas

Companhia Vale do Rio Doce (a)    2,000                         38,307

Compania Cimento Portland Itau    50,000                        5,403

Compania Energertica Minas        1,600,000                     38,427
Gerais

Dixie Toga SA                     20,000                        6,004

Embratel Participacoes SA ADR     5,600                         91,000

Itausa Investimentos Itau SA      15,000                        8,106

Perdigao SA (a)                   10,000,000                    12,369

Souza Cruz Industria Comerico     4,200                         27,866

Tele Centro Sul Participacoes     1,700                         90,313
SA sponsored ADR (a)

Tele Nordeste Celular             200                           4,400
Participacoes SA ADR (a)

Tele Norte Leste                  5,200                         88,075
Participacoes SA ADR (a)

Tele Sudeste Celular              900                           25,706
Participacoes SA ADR

Telesp Participacoes SA ADR       5,800                         145,000
(a)

Votorantim Celulose e Papel       1,000,000                     25,272
SA (Pfd. Reg.)

                                                                832,851

CHILE - 2.6%

Chilectra SA sponsored ADR        300                           6,600

Cristalerias de Chile SA          900                           14,400
sponsored ADR

Embotelladora Andina              1,550                         27,997
sponsored ADR Class A

Enersis SA sponsored ADR          309                           5,871

Santa Isabel SA sponsored ADR     800                           8,000

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

CHILE - CONTINUED

Supermercados Unimarc SA          600                          $ 2,250
sponsored ADR

Vina Concha Stet y Toro SA        500                           16,219
sponsored ADR

                                                                81,337

COLOMBIA - 0.2%

Banco Ganadero SA sponsored       600                           5,700
ADR Class C

LUXEMBOURG - 0.9%

Quilmes Industrial SA             2,700                         29,531
sponsored ADR

MEXICO - 44.5%

Apasco SA de CV                   5,000                         29,285

Banacci SA de CV Class O (a)      43,000                        108,829

Cemex SA Series B                 1,000                         4,621

Cifra SA de CV Series C (a)       82,000                        152,456

Coca Cola Femsa SA de CV ADR      2,200                         45,513

Empresas ICA Sociedad             1,600                         10,500
Controladora SA de CV
sponsored ADR

Fomento Economico Mexicano SA     1,500                         54,563
de CV sponsored ADR

Gruma SA de CV Class B            2,700                         20,925
sponsored ADR (a)

Grupo Carso SA de CV Class A-1    19,000                        91,580

Grupo Financiero Bancomer SA      385,000                       132,402
de CV Series A

Grupo Indus Bimbo SA de CV        10,500                        22,185
Series A

Grupo Modelo SA de CV Class C     66,000                        172,004

Grupo Televisa SA de CV           3,950                         161,950
sponsored ADR (a)

Kimberly-Clark de Mexico SA       17,000                        65,588
de CV Class A

Telefonos de Mexico SA            4,400                         333,296
sponsored ADR representing
Class L shares

                                                                1,405,697

PANAMA - 1.4%

Panamerican Beverages, Inc.       2,000                         44,375
Class A

PERU - 1.9%

Compania de Minas                 3,800                         61,275
Buenaventura SA sponsored
ADR Class B

TOTAL COMMON STOCKS                                              2,869,283
(Cost $2,293,723)

CASH EQUIVALENTS - 9.3%

                                 MATURITY AMOUNT               VALUE (NOTE 1)

Investments in repurchase        $ 294,120                     $ 294,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99

TOTAL INVESTMENT IN                                             $ 3,163,283
SECURITIES - 100%
(Cost $2,587,723)

LEGEND

(a) Non-income producing

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $2,587,723. Net unrealized appreciation aggregated $575,560, of which $604,304 related to appreciated investment securities and $28,744 related to depreciated investment securities.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

BASIC INDUSTRIES              5.7%

CASH EQUIVALENTS              9.3

CONSTRUCTION & REAL ESTATE    1.9

DURABLES                      0.2

ENERGY                        9.0

FINANCE                       9.0

HOLDING COMPANIES             0.3

MEDIA & LEISURE               5.1

NONDURABLES                   20.8

PRECIOUS METALS               1.9

RETAIL & WHOLESALE            4.9

SERVICES                      0.2

UTILITIES                      31.7

                              100.0%

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                         APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 3,163,283
value (including repurchase
agreements of $294,000)
(cost $2,587,723) -  See
accompanying schedule

Cash                                      536

Receivable for fund shares                27,096
sold

Dividends receivable                      18,531

Prepaid expenses                          56,425

Receivable from investment                14,636
adviser for expense
reductions

 TOTAL ASSETS                             3,280,507

LIABILITIES

Payable for investments        $ 66,185
purchased

Distribution fees payable       1,297

Other payables and accrued      19,261
expenses

 TOTAL LIABILITIES                        86,743

NET ASSETS                               $ 3,193,764

Net Assets consist of:

Paid in capital                          $ 2,629,126

Undistributed net investment              15,693
income

Accumulated undistributed net             (25,565)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               574,510
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 3,193,764

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $12.52
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($579,542
(divided by) 46,306 shares)

Maximum offering price per         $13.28
share (100/94.25 of $12.52)

CLASS T: NET ASSET VALUE and       $12.50
redemption price per share
($710,596 (divided by)
56,843 shares)

Maximum offering price per         $12.95
share (100/96.50 of $12.50)

CLASS B: NET ASSET VALUE and       $12.49
offering price per share
($797,173 (divided by)
63,835 shares) A

CLASS C: NET ASSET VALUE and       $12.49
offering price per share
($599,065 (divided by)
47,964 shares) A

INSTITUTIONAL CLASS: NET           $12.53
ASSET VALUE, offering price
and redemption price   per
share ($507,388 (divided by)
40,499 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                            DECEMBER 21, 1998
                                            (COMMENCEMENT OF OPERATIONS)
                                            TO APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                           $ 32,228
Dividends

Interest                                     4,090

                                             36,318

Less foreign taxes withheld                  (2,778)

 TOTAL INCOME                                33,540

EXPENSES

Management fee                   $ 5,715

Transfer agent fees               2,463

Distribution fees                 4,378

Accounting fees and expenses      21,593

Custodian fees and expenses       7,731

Registration fees                 45,151

Audit                             10,830

Miscellaneous                     56

 Total expenses before            97,917
reductions

 Expense reductions               (80,070)   17,847

NET INVESTMENT INCOME                        15,693

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (20,252)

 Foreign currency transactions    (5,313)    (25,565)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            575,560

 Assets and liabilities in        (1,050)    574,510
foreign currencies

NET GAIN (LOSS)                              548,945

NET INCREASE (DECREASE) IN                  $ 564,638
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 21, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO APRIL 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ 15,693
income

 Net realized gain (loss)      (25,565)

 Change in net unrealized      574,510
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    564,638
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       2,629,126
increase (decrease)

  TOTAL INCREASE (DECREASE)    3,193,764
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 3,193,764
undistributed net investment
income of $15,693)

FINANCIAL HIGHLIGHTS - CLASS A

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .09

Net realized and unrealized       2.43
gain (loss)

Total from investment             2.52
operations

Net asset value, end of period   $ 12.52

TOTAL RETURN B, C                 25.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 580
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of net investment           2.41% A
income to average net assets

Portfolio turnover                63% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .07

Net realized and unrealized       2.43
gain (loss)

Total from investment             2.50
operations

Net asset value, end of period   $ 12.50

TOTAL RETURN B, C                 25.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 711
(000 omitted)

Ratio of expenses to average      2.25% A, F
net assets

Ratio of net investment           1.99% A
income to average net assets

Portfolio turnover                63% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .06

Net realized and unrealized       2.43
gain (loss)

Total from investment             2.49
operations

Net asset value, end of period   $ 12.49

TOTAL RETURN B, C                 24.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 797
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           1.59% A
income to average net assets

Portfolio turnover                63% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .06

Net realized and unrealized       2.43
gain (loss)

Total from investment             2.49
operations

Net asset value, end of period   $ 12.49

TOTAL RETURN B, C                 24.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 599
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           1.60% A
income to average net assets

Portfolio turnover                63% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .09

Net realized and unrealized       2.44
gain (loss)

Total from investment             2.53
operations

Net asset value, end of period   $ 12.53

TOTAL RETURN B, C                 25.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 507
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           2.66% A
income to average net assets

Portfolio turnover                63% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund maybe subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,776,388 and $462,397, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 369        $ 359

CLASS T    861          717

CLASS B    1,635        1,584

CLASS C    1,513        1,513

          $ 4,378      $ 4,173

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 267        $ 167

CLASS T    173          147

CLASS B    -            -*

CLASS C    500          500 *

          $ 940        $ 814

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 430    .29 *

CLASS T                 578     .34 *

CLASS B                 562     .35 *

CLASS C                 510     .34 *

INSTITUTIONAL CLASS     383     .27 *

                       $ 2,463

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               2.00%                    $ 15,126

CLASS T               2.25%                     17,705

CLASS B               2.75%                     16,874

CLASS C               2.75%                     15,610

INSTITUTIONAL CLASS   1.75%                     14,755

                                               $ 80,070

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 80% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                            SHARES                        DOLLARS

                            DECEMBER 21, 1998             DECEMBER 21, 1998
                            (COMMENCEMENT OF OPERATIONS)  (COMMENCEMENT OF OPERATIONS)
                            TO APRIL 30,                  TO APRIL 30,

                            1999                          1999



CLASS A Shares sold          46,306                       $ 472,415

CLASS T Shares sold          78,679                       $ 788,582

Shares redeemed              (21,836)                      (200,436)

Net increase (decrease)      56,843                       $ 588,146

CLASS B Shares sold          63,835                       $ 675,123

CLASS C Shares sold          52,964                       $ 541,558

Shares redeemed              (5,000)                       (54,150)

Net increase (decrease)      47,964                       $ 487,408

INSTITUTIONAL CLASS Shares   40,499                       $ 406,034
sold


INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International
Investment Advisors,
Pembroke, Bermuda

Fidelity International
Investment Advisors
(U.K.) Limited, London, England

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Patricia Satterthwaite, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
LATIN AMERICA
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    8   A summary of the fund's
                          investments.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  12  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 21  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR LATIN AMERICA FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999       LIFE OF FUND

FIDELITY ADV LATIN AMERICA -      25.30%
INSTITUTIONAL CL

MSCI EMF - Latin America          27.70%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 190 stocks traded in seven Latin American markets. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(Photograph of Patti Satterthwaite)

An interview with Patti Satterthwaite, Portfolio Manager of Fidelity Advisor Latin America Fund

Q. HOW DID THE FUND PERFORM, PATTI?

A. The Latin American markets enjoyed an impressive comeback recently and the fund's performance reflects that. For the period from the fund's inception on December 21, 1998 through April 30, 1999, the fund's Institutional Class shares provided a total return of 25.30%. To gauge how the fund did relative to the Latin American markets, the Morgan Stanley Capital International Emerging Markets Free-Latin America Index returned 27.70% from December 21, 1998 through April 30, 1999.

Q. WHAT PRECIPITATED THE MARKET'S TURNAROUND?

A. The Latin American market rally - which really only began in February 1999 - was fueled by optimism that the worst of the region's financial crisis was behind it. Brazil's willingness to raise interest rates calmed investors who worried that inflation would spiral out of control. In fact, Brazil's inflation rate came in at a much lower-than-expected rate. Mexico also surprised observers who feared that it, too, would face runaway inflation or would be crippled by a weakened currency. Positive developments on the economic front also helped restore much needed confidence to the region. Finally, commodity prices, which are the lifeblood of many Latin American economies, started to show signs of bottoming.

Q. WHICH OF THE FUND'S HOLDINGS PERFORMED BEST AGAINST THIS FAVORABLE
BACKDROP?

A. First, let me point out that the fund's large stake in Mexican stocks - relative to its benchmark index - helped its performance since Mexico was the region's best and most consistent performer. Among the fund's Mexican holdings, Telefonos de Mexico ("Telmex") was one of the best performers and its largest holding at 10.5% of investments at the end of the period. Telmex - formerly a government-owned phone company - was privatized in 1990 and remains Mexico's largest phone company, cellular provider and Internet service. The company continued to prove its dominance against new and old competitors in a deregulated environment.

Q. WHAT OTHER GROUPS OF MEXICAN STOCKS PERFORMED WELL?

A. Mexican banking stocks also posted strong gains during the period. Grupo Financiero Bancomer, for example, rallied in response to better economic conditions and below-forecast inflation and interest rates. In addition, I think investors recognized that Mexican banks were cheap and attractive alternatives to banks in other markets around the world. Grupo Televisa - one of Latin America's leading Spanish-language media companies - was another Mexican winner, thanks to the company's restructuring and cost-cutting efforts. Outside Mexico, we saw good performance on the last day of the period from Argentinian oil company YPF when it was announced that the company would be taken over by Spanish oil company Repsol.

Q. WHICH OF THE FUND'S BRAZILIAN HOLDINGS PERFORMED WELL?

A. Companies that benefited from Brazil's devaluation of its currency
- primarily those that export goods - performed the best. Paper and pulp companies Aracruz Celulose and Votorantim Celulose e Papel rose handsomely, thanks to their ability to sell very low-cost product in foreign markets.

Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

A. My decision to own more of cement company Apasco in Mexico - which posted good gains - rather than the better-performing Cemex, was somewhat of a disappointment.

Q. WHAT'S YOUR OUTLOOK FOR THE LATIN AMERICAN MARKETS, PATTI?

A. There are a couple of things that could derail the Latin American rally, including higher inflation in Brazil or problems in other emerging markets in Southeast Asia or Europe. But from a valuation standpoint, I think things look fairly favorable. In spite of their recent run-up, Latin American stocks are priced attractively compared to stocks in much of the rest of the world. Furthermore, the proposed acquisition of Argentina's YPF may signal the start of a trend toward mergers and acquisitions, which are largely viewed as favorable for stock prices.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: high total investment
return by investing mainly in
equity securities of Latin
American issuers

START DATE: December 21,
1998

SIZE: as of April 30, 1999,
more than $3 million

MANAGER: Patti Satterthwaite,
since inception; joined
Fidelity in 1986

PATTI SATTERTHWAITE ON HER
INVESTMENT APPROACH:

"In choosing investments for the
fund, I take a bottom-up approach.
By that I mean that, with the help
of Fidelity's research team, I use
in-depth fundamental research to
judge each stock on its individual
merits. Those merits include a
variety of balance sheet, valuation
and earnings factors. The fund's
ultimate weightings by countries
and sectors are primarily a function
of the stock selection process. In
addition, factors affecting
business conditions in any given
country and the region as a whole
are also considered. Other
indicators we factor in include
government policies, the expected
level of inflation, the outlook for
various currencies and expected
economic growth."

INVESTMENT SUMMARY


TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS

Telefonos de Mexico SA          10.5
sponsored ADR representing
Class L shares (Mexico,
Telephone Services)

Grupo Modelo SA de CV Class C   5.4
 (Mexico, Beverages)

YPF Sociedad Anonima            5.3
sponsored ADR representing
Class D shares (Argentina,
Oil & Gas)

Grupo Televisa SA de CV         5.1
sponsored ADR  (Mexico,
Broadcasting)

Cifra SA de CV Series C         4.8
(Mexico, General Merchandise
Stores)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS

UTILITIES                       31.7

NONDURABLES                     20.8

ENERGY                          9.0

FINANCE                         9.0

BASIC INDUSTRIES                5.7

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS

Mexico                          44.5

Brazil                          26.3

Argentina                       12.9

Chile                           2.6

Peru                            1.9

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF APRIL 30, 1999

Row: 1, Col: 1, Value: 90.7
Row: 1, Col: 2, Value: 9.300000000000001

Stocks 90.7%
Short-term investments 9.3%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 90.7%

                                 SHARES                        VALUE (NOTE 1)

ARGENTINA - 12.9%

Banco de Galicia y Buenos         300                          $ 6,919
Aires SA ADR Class B

Bansud SA Class B (a)             7,900                         24,184

Cresud S.A.C.I.F.y A.             847                           9,635
sponsored ADR

Inversiones y Representacions     305                           10,218
SA sponsored GDR

Perez Companc SA Class B          16,100                        99,861

Telefonica de Argentina SA        2,400                         89,700
sponsored ADR

YPF Sociedad Anonima              4,000                         168,000
sponsored ADR representing
Class D shares

                                                                408,517

BRAZIL - 26.3%

Aracruz Celulose SA ADR           1,500                         30,000

Banco Bradesco SA (Reg. Pfd.)     510,000                       2,695

Centrais Electricas               4,000,000                     84,059
Brasileiras SA

Companhia Brasileira de           2,500,000                     17,397
Petroleo Ipiranga SA Class B

Companhia Cervejaria Brahma       8,500                         82,875
sponsored ADR

Companhia de Electricidade do     15,000,000                    4,053
Estado do Rio de  Janeiro
(CERJ)

Companhia de Tecidos Norte de     80,000                        5,524
Minas

Companhia Vale do Rio Doce (a)    2,000                         38,307

Compania Cimento Portland Itau    50,000                        5,403

Compania Energertica Minas        1,600,000                     38,427
Gerais

Dixie Toga SA                     20,000                        6,004

Embratel Participacoes SA ADR     5,600                         91,000

Itausa Investimentos Itau SA      15,000                        8,106

Perdigao SA (a)                   10,000,000                    12,369

Souza Cruz Industria Comerico     4,200                         27,866

Tele Centro Sul Participacoes     1,700                         90,313
SA sponsored ADR (a)

Tele Nordeste Celular             200                           4,400
Participacoes SA ADR (a)

Tele Norte Leste                  5,200                         88,075
Participacoes SA ADR (a)

Tele Sudeste Celular              900                           25,706
Participacoes SA ADR

Telesp Participacoes SA ADR       5,800                         145,000
(a)

Votorantim Celulose e Papel       1,000,000                     25,272
SA (Pfd. Reg.)

                                                                832,851

CHILE - 2.6%

Chilectra SA sponsored ADR        300                           6,600

Cristalerias de Chile SA          900                           14,400
sponsored ADR

Embotelladora Andina              1,550                         27,997
sponsored ADR Class A

Enersis SA sponsored ADR          309                           5,871

Santa Isabel SA sponsored ADR     800                           8,000

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

CHILE - CONTINUED

Supermercados Unimarc SA          600                          $ 2,250
sponsored ADR

Vina Concha Stet y Toro SA        500                           16,219
sponsored ADR

                                                                81,337

COLOMBIA - 0.2%

Banco Ganadero SA sponsored       600                           5,700
ADR Class C

LUXEMBOURG - 0.9%

Quilmes Industrial SA             2,700                         29,531
sponsored ADR

MEXICO - 44.5%

Apasco SA de CV                   5,000                         29,285

Banacci SA de CV Class O (a)      43,000                        108,829

Cemex SA Series B                 1,000                         4,621

Cifra SA de CV Series C (a)       82,000                        152,456

Coca Cola Femsa SA de CV ADR      2,200                         45,513

Empresas ICA Sociedad             1,600                         10,500
Controladora SA de CV
sponsored ADR

Fomento Economico Mexicano SA     1,500                         54,563
de CV sponsored ADR

Gruma SA de CV Class B            2,700                         20,925
sponsored ADR (a)

Grupo Carso SA de CV Class A-1    19,000                        91,580

Grupo Financiero Bancomer SA      385,000                       132,402
de CV Series A

Grupo Indus Bimbo SA de CV        10,500                        22,185
Series A

Grupo Modelo SA de CV Class C     66,000                        172,004

Grupo Televisa SA de CV           3,950                         161,950
sponsored ADR (a)

Kimberly-Clark de Mexico SA       17,000                        65,588
de CV Class A

Telefonos de Mexico SA            4,400                         333,296
sponsored ADR representing
Class L shares

                                                                1,405,697

PANAMA - 1.4%

Panamerican Beverages, Inc.       2,000                         44,375
Class A

PERU - 1.9%

Compania de Minas                 3,800                         61,275
Buenaventura SA sponsored
ADR Class B

TOTAL COMMON STOCKS                                            2,869,283
(Cost $2,293,723)

CASH EQUIVALENTS - 9.3%

                                 MATURITY AMOUNT               VALUE (NOTE 1)

Investments in repurchase        $ 294,120                     $ 294,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99

TOTAL INVESTMENT IN                                            $ 3,163,283
SECURITIES - 100%
(Cost $2,587,723)

LEGEND

(a) Non-income producing

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $2,587,723. Net unrealized appreciation aggregated $575,560, of which $604,304 related to appreciated investment securities and $28,744 related to depreciated investment securities.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

BASIC INDUSTRIES              5.7%

CASH EQUIVALENTS              9.3

CONSTRUCTION & REAL ESTATE    1.9

DURABLES                      0.2

ENERGY                        9.0

FINANCE                       9.0

HOLDING COMPANIES             0.3

MEDIA & LEISURE               5.1

NONDURABLES                   20.8

PRECIOUS METALS               1.9

RETAIL & WHOLESALE            4.9

SERVICES                      0.2

UTILITIES                      31.7

                              100.0%

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                        APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 3,163,283
value (including repurchase
agreements of $294,000)
(cost $2,587,723) -  See
accompanying schedule

Cash                                      536

Receivable for fund shares                27,096
sold

Dividends receivable                      18,531

Prepaid expenses                          56,425

Receivable from investment                14,636
adviser for expense
reductions

 TOTAL ASSETS                             3,280,507

LIABILITIES

Payable for investments        $ 66,185
purchased

Distribution fees payable       1,297

Other payables and accrued      19,261
expenses

 TOTAL LIABILITIES                        86,743

NET ASSETS                               $ 3,193,764

Net Assets consist of:

Paid in capital                          $ 2,629,126

Undistributed net investment              15,693
income

Accumulated undistributed net             (25,565)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               574,510
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 3,193,764

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $12.52
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($579,542
(divided by) 46,306 shares)

Maximum offering price per         $13.28
share (100/94.25 of $12.52)

CLASS T: NET ASSET VALUE and       $12.50
redemption price per share
($710,596 (divided by)
56,843 shares)

Maximum offering price per         $12.95
share (100/96.50 of $12.50)

CLASS B: NET ASSET VALUE and       $12.49
offering price per share
($797,173 (divided by)
63,835 shares) A

CLASS C: NET ASSET VALUE and       $12.49
offering price per share
($599,065 (divided by)
47,964 shares) A

INSTITUTIONAL CLASS: NET           $12.53
ASSET VALUE, offering price
and redemption price   per
share ($507,388 (divided by)
40,499 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                       DECEMBER 21, 1998
                                       (COMMENCEMENT OF OPERATIONS)
                                       TO APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                           $ 32,228
Dividends

Interest                                     4,090

                                             36,318

Less foreign taxes withheld                  (2,778)

 TOTAL INCOME                                33,540

EXPENSES

Management fee                   $ 5,715

Transfer agent fees               2,463

Distribution fees                 4,378

Accounting fees and expenses      21,593

Custodian fees and expenses       7,731

Registration fees                 45,151

Audit                             10,830

Miscellaneous                     56

 Total expenses before            97,917
reductions

 Expense reductions               (80,070)   17,847

NET INVESTMENT INCOME                        15,693

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (20,252)

 Foreign currency transactions    (5,313)    (25,565)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            575,560

 Assets and liabilities in        (1,050)    574,510
foreign currencies

NET GAIN (LOSS)                              548,945

NET INCREASE (DECREASE) IN                  $ 564,638
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 21, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO APRIL 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ 15,693
income

 Net realized gain (loss)      (25,565)

 Change in net unrealized      574,510
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    564,638
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       2,629,126
increase (decrease)

  TOTAL INCREASE (DECREASE)    3,193,764
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 3,193,764
undistributed net investment
income of $15,693)

FINANCIAL HIGHLIGHTS - CLASS A

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .09

Net realized and unrealized       2.43
gain (loss)

Total from investment             2.52
operations

Net asset value, end of period   $ 12.52

TOTAL RETURN B, C                 25.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 580
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of net investment           2.41% A
income to average net assets

Portfolio turnover                63% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .07

Net realized and unrealized       2.43
gain (loss)

Total from investment             2.50
operations

Net asset value, end of period   $ 12.50

TOTAL RETURN B, C                 25.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 711
(000 omitted)

Ratio of expenses to average      2.25% A, F
net assets

Ratio of net investment           1.99% A
income to average net assets

Portfolio turnover                63% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .06

Net realized and unrealized       2.43
gain (loss)

Total from investment             2.49
operations

Net asset value, end of period   $ 12.49

TOTAL RETURN B, C                 24.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 797
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           1.59% A
income to average net assets

Portfolio turnover                63% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .06

Net realized and unrealized       2.43
gain (loss)

Total from investment             2.49
operations

Net asset value, end of period   $ 12.49

TOTAL RETURN B, C                 24.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 599
(000 omitted)

Ratio of expenses to average      2.75% A, F
net assets

Ratio of net investment           1.60% A
income to average net assets

Portfolio turnover                63% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 APRIL 30, 1999 E (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .09

Net realized and unrealized       2.44
gain (loss)

Total from investment             2.53
operations

Net asset value, end of period   $ 12.53

TOTAL RETURN B, C                 25.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 507
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           2.66% A
income to average net assets

Portfolio turnover                63% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund maybe subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,776,388 and $462,397, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 369        $ 359

CLASS T    861          717

CLASS B    1,635        1,584

CLASS C    1,513        1,513

          $ 4,378      $ 4,173

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 267        $ 167

CLASS T    173          147

CLASS B    -            -*

CLASS C    500          500 *

          $ 940        $ 814

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 430    .29 *

CLASS T                 578     .34 *

CLASS B                 562     .35 *

CLASS C                 510     .34 *

INSTITUTIONAL CLASS     383     .27 *

                       $ 2,463

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               2.00%                    $ 15,126

CLASS T               2.25%                     17,705

CLASS B               2.75%                     16,874

CLASS C               2.75%                     15,610

INSTITUTIONAL CLASS   1.75%                     14,755

                                               $ 80,070

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 80% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                            SHARES                        DOLLARS

                            DECEMBER 21, 1998             DECEMBER 21, 1998
                            (COMMENCEMENT OF OPERATIONS)  (COMMENCEMENT OF OPERATIONS)
                            TO APRIL 30,                  TO APRIL 30,

                            1999                          1999



CLASS A Shares sold          46,306                       $ 472,415

CLASS T Shares sold          78,679                       $ 788,582

Shares redeemed              (21,836)                      (200,436)

Net increase (decrease)      56,843                       $ 588,146

CLASS B Shares sold          63,835                       $ 675,123

CLASS C Shares sold          52,964                       $ 541,558

Shares redeemed              (5,000)                       (54,150)

Net increase (decrease)      47,964                       $ 487,408

INSTITUTIONAL CLASS Shares   40,499                       $ 406,034
sold






INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International
Investment Advisors,
Pembroke, Bermuda

Fidelity International
Investment Advisors
(U.K.) Limited, London, England

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Patricia Satterthwaite, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

(registered trademark)